    As filed with the Securities and Exchange Commission on April 22, 2008



                                                             File Nos. 333-59864

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 17


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 182


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Richard C. Pearson


                                 Vice President


                      MetLife Investors Insurance Company

                                Irvine, CA 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on April 28, 2008 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        Supplement Dated April 28, 2008
                     To Prospectuses Dated April 28, 2008

   This supplements the prospectuses, dated April 28, 2008, for the Class C and Series C products issued by MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (the "Companies").

   Class C and Series C contracts are currently offered without a Fixed Account as an investment choice during the accumulation phase of the contract.

   For Class C and Series C contracts offered with a Fixed Account during the accumulation phase, effective as of March 19, 2002 (October 31, 2002, for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Class C and Series C contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Class/Series C
                                                                     SUPP-FXC08

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS C




                                                                  APRIL 28, 2008




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 41 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 40 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.








MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C):

     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

         (formerly Neuberger Berman Real Estate Portfolio)


     Harris Oakmark International Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Third Avenue Small Cap Value Portfolio


     Turner Mid Cap Growth Portfolio


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E):


     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio




MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 74 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2008

TABLE OF CONTENTS                                              PAGE
                         PAGE






INDEX OF SPECIAL TERMS .................  4
HIGHLIGHTS .............................  6
FEE TABLES AND EXAMPLES ................  8
1. THE ANNUITY CONTRACT ................ 15
     Market Timing ..................... 15
2. PURCHASE ............................ 16
     Purchase Payments ................. 16
     Termination for Low Account Value . 16
     Allocation of Purchase Payments ... 16
     Investment Allocation Restrictions
for Certain
       Riders .......................... 17
     Free Look ......................... 18
     Accumulation Units ................ 19
     Account Value ..................... 19
     Replacement of Contracts .......... 19
3. INVESTMENT OPTIONS .................. 19
     Transfers ......................... 22
     Dollar Cost Averaging Program       25
  (DCA)
     Automatic Rebalancing Program ..... 25
     Description of the MetLife Asset
Allocation
       Program ......................... 26
     Voting Rights ..................... 26
     Substitution of Investment Options  26
4. EXPENSES ............................ 27
     Product Charges ................... 27
     Account Fee ....................... 28
     Guaranteed Minimum Income
       Benefit - Rider Charge .......... 28
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        28
  Charge
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge .......... 30
     Withdrawal Charge ................. 30
     Premium and Other Taxes ........... 30
     Transfer Fee ...................... 30
     Income Taxes ...................... 30
     Investment Portfolio Expenses ..... 30
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................ 30
     Annuity Date ...................... 30
     Annuity Payments .................. 31
     Annuity Options ................... 32
6. ACCESS TO YOUR MONEY ................ 33
     Systematic Withdrawal Program ..... 34


     Suspension of Payments or           34
  Transfers
7. LIVING BENEFITS ..................... 35
     Overview of Living Benefit Riders . 35
     Guaranteed Income Benefits ........ 35
     Description of GMIB Plus II ....... 37
     Description of GMIB Plus I ........ 40
     Description of GMIB II ............ 41
     Description of GMIB I ............. 42
     Guaranteed Withdrawal Benefits .... 42
     Description of the Lifetime
Withdrawal Guarantee
       II .............................. 44
     Description of the Lifetime
Withdrawal Guarantee
       I ............................... 48
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit .............. 50
     Description of the Guaranteed
Withdrawal Benefit
       I ............................... 53
     Guaranteed Minimum Accumulation     53
  Benefit
8. PERFORMANCE ......................... 58
9. DEATH BENEFIT ....................... 58
     Upon Your Death ................... 58
     Standard Death Benefit - Principal  59
  Protection
     Optional Death Benefit - Annual     59
  Step-Up
     Optional Death Benefit - Enhanced   59
  Death Benefit
     Optional Death Benefit -            61
  Compounded-Plus
     Additional Death Benefit -
Earnings Preservation
       Benefit ......................... 62
     General Death Benefit Provisions .. 63
     Spousal Continuation .............. 63
     Death of the Annuitant ............ 64
     Controlled Payout ................. 64
10. FEDERAL INCOME TAX STATUS .......... 64
     Taxation of Non-Qualified           64
  Contracts
     Taxation of Qualified Contracts ... 66
     Tax Benefits Related to the Assets
of the Separate
       Account ......................... 69
     Possible Tax Law Changes .......... 69
11. OTHER INFORMATION .................. 69
     MetLife Investors ................. 69
     The Separate Account .............. 70
     Distributor ....................... 70
     Selling Firms ..................... 70
     Requests and Elections ............ 72
     Ownership ......................... 73
     Legal Proceedings ................. 73

  Financial Statements .................  74
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  74
APPENDIX A ............................. A-1
     Condensed Financial Information ... A-1
APPENDIX B ............................. B-1
     Participating Investment            B-1
  Portfolios
APPENDIX C ............................. C-1
     Guaranteed Minimum Income Benefit   C-1
  Examples
APPENDIX D ............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples
APPENDIX E ............................. E-1
     Enhanced Death Benefit Examples ... E-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value..............................................................19
Accumulation Phase.........................................................15
Accumulation Unit..........................................................19
Annual Benefit Payment.......................................44 and 50
Annuitant..................................................................73
Annuity Date...............................................................30
Annuity Options............................................................32
Annuity Payments...........................................................30
Annuity Units..............................................................31
Beneficiary................................................................73
Benefit Base...............................................................50
Business Day...............................................................16
Death Benefit Base.........................................................59
Fixed Account..............................................................15
Guaranteed Accumulation Amount.............................................54
Guaranteed Withdrawal Amount...............................................51
GWB Withdrawal Rate........................................................50
Income Base................................................................37
Income Phase...............................................................15
Investment Portfolios......................................................19
Joint Owners...............................................................73
Owner......................................................................73
Purchase Payment...........................................................16
Remaining Guaranteed Withdrawal Amount.....................................44
Separate Account...........................................................70
Total Guaranteed Withdrawal Amount.........................................44

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").



You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE        None
TRANSFER FEE (Note 1)    $0 (First 12 per year)
                         $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge                 1.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.75%
Death Benefit Rider Charges (Optional)**
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.35%
  Death Benefits


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


*Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



**See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II and I Prior to Optional     0.80% of the Income Base (Note 1)
  Step-Up/Reset
  GMIB Plus II and I Upon Optional         1.50% of the Income Base (Note 1)
  Step-Up/Reset
  (maximum)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II         0.65% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee II         0.85% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)



*Certain rider charges for contracts issued before July 16, 2007, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal           0.55% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Prior to Optional Reset           (Note 3)

  Enhanced Guaranteed Withdrawal           1.00% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Upon Optional Reset (maximum)     (Note 3)

  Guaranteed Withdrawal Benefit Rider      0.50% of the Guaranteed Withdrawal Amount
  Charge
  Prior to Optional Reset                  (Note 3)
  Guaranteed Withdrawal Benefit Rider      0.95% of the Guaranteed Withdrawal Amount
  Charge
  Upon Optional Reset (maximum)            (Note 3)

GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)
ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit Rider Charge      0.65% of the Death Benefit Base (Note 5)
  Prior to
  Optional Reset (issue age 69 or
younger)
  Enhanced Death Benefit Rider Charge      0.85% of the Death Benefit Base (Note 5)
  Prior to
  Optional Reset (issue age 70-75)
  Enhanced Death Benefit Rider Charge      1.50% of the Death Benefit Base (Note 5)
  Upon

  Optional Reset (maximum)



Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.



Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



Note 5. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider, the charge for the Enhanced Death Benefit will be reduced to 0.60% of the Death Benefit Base if you are age 69 or younger at issue and 0.80% of the Death Benefit Base if you are age 70-75 at issue.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.54%         1.52%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds Bond Portfolio(1)(2)       0.00%        0.55%          0.44%      0.41%      1.40%       0.34%         1.06%
 American Funds Growth Portfolio(1)(2)     0.00%        0.55%          0.13%      0.33%      1.01%       0.03%         0.98%
 American Funds International              0.00%        0.55%          0.36%      0.52%      1.43%       0.26%         1.17%
  Portfolio(1)(2)
 BlackRock High Yield Portfolio(3)         0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.04%      0.00%      0.90%       0.00%         0.90%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.08%      0.00%      1.10%       0.00%         1.10%
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%       0.00%         1.00%
 Legg Mason Partners Aggressive Growth     0.62%        0.25%          0.05%      0.00%      0.92%       0.00%         0.92%
 Portfolio
 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Loomis Sayles Global Markets Portfolio    0.68%        0.25%          0.09%      0.00%      1.02%       0.00%         1.02%
 Lord Abbett Bond Debenture Portfolio      0.49%        0.25%          0.04%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Growth and Income Portfolio   0.49%        0.25%          0.03%      0.00%      0.77%       0.00%         0.77%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.09%      0.00%      1.01%       0.00%         1.01%
 Met/AIM Small Cap Growth Portfolio        0.86%        0.25%          0.06%      0.00%      1.17%       0.00%         1.17%
 Met/Franklin Mutual Shares Portfolio(1)   0.80%        0.25%          0.29%      0.00%      1.34%       0.19%         1.15%
 MFS (Reg. TM) Emerging Markets Equity     1.00%        0.25%          0.27%      0.00%      1.52%       0.00%         1.52%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.09%      0.00%      1.04%       0.00%         1.04%
  Portfolio
 PIMCO Inflation Protected Bond            0.50%        0.25%          0.05%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio(4)           0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Rainier Large Cap Equity Portfolio        0.65%        0.25%          0.12%      0.00%      1.02%       0.00%         1.02%
 RCM Technology Portfolio                  0.88%        0.25%          0.14%      0.00%      1.27%       0.00%         1.27%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.05%      0.00%      1.05%       0.00%         1.05%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.00%         1.01%
 Turner Mid Cap Growth Portfolio           0.77%        0.25%          0.06%      0.00%      1.08%       0.00%         1.08%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.00%         0.86%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio          0.33%        0.25%          0.07%      0.00%      0.65%       0.01%         0.64%
 Davis Venture Value Portfolio             0.69%        0.15%          0.04%      0.00%      0.88%       0.00%         0.88%
 Harris Oakmark Focused Value Portfolio    0.72%        0.25%          0.04%      0.00%      1.01%       0.00%         1.01%
 Jennison Growth Portfolio                 0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.04%      0.00%      0.54%       0.01%         0.53%
 Western Asset Management U.S.             0.49%        0.25%          0.05%      0.00%      0.79%       0.00%         0.79%
  Government
 Portfolio

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
 MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(5)   0.09%        0.25%          0.02%      0.62%      0.98%       0.01%         0.97%
 MetLife Moderate Strategy Portfolio(5)    0.07%        0.25%          0.00%      0.65%      0.97%       0.00%         0.97%
 MetLife Balanced Strategy Portfolio(5)    0.06%        0.25%          0.00%      0.69%      1.00%       0.00%         1.00%
 MetLife Growth Strategy Portfolio(5)      0.06%        0.25%          0.00%      0.72%      1.03%       0.00%         1.03%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.72%      1.07%       0.00%         1.07%
  Portfolio(5)
 MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.10%        0.55%          0.26%      0.41%      1.32%       0.26%         1.06%
 Portfolio(1)(6)
 American Funds Balanced Allocation        0.10%        0.55%          0.15%      0.39%      1.19%       0.15%         1.04%
 Portfolio(1)(6)
 American Funds Growth Allocation          0.10%        0.55%          0.19%      0.36%      1.20%       0.19%         1.01%
 Portfolio(1)(6)
 MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.15%      0.87%      1.32%       0.15%         1.17%
  Strategy
 Portfolio(1)(7)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of April 28, 2008, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2009 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2007.


(1) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.


(2) The Portfolio is a "feeder fund" that invests all of its assets in an underlying "master fund." As an investor in an underlying master fund, the Portfolio will bear its pro rata portion of the operating expenses of the underlying master fund, including the management fee.


(3) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.


(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007.


(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$669      (a)$2,045      (a)$3,474      (a)$7,300
   (b)$572      (b)$1,766      (b)$3,033      (b)$6,549




CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$332      (a)$1,012      (a)$1,713      (a)$3,568
   (b)$234        (b)$721      (b)$1,234      (b)$2,636





The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $25,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information
- Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds Asset Allocation portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio.



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio.



If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, Met/

     Franklin Templeton Founding Strategy Portfolio, BlackRock Money Market Portfolio and/or the fixed account


OR


(B) You must allocate:


o AT LEAST 15% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 85% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds Bond Portfolio

     BlackRock Money Market Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     American Funds Growth Portfolio

     American Funds International Portfolio

     American Funds Moderate Allocation Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio

     Jennison Growth Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     Rainier Large Cap Equity Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------


     Harris Oakmark Focused Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Met/AIM Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio

     Third Avenue Small Cap Value Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial purchase payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and



2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.



The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS


The contract offers 40 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL

ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.



We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C portfolios are available under the contract:


     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

         (formerly Neuberger Berman Real Estate Portfolio)


     Harris Oakmark International Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid Cap Value Portfolio


     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Third Avenue Small Cap Value Portfolio


     Turner Mid Cap Growth Portfolio


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:



     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     Western Asset Management U.S. Government Portfolio



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio




MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM (DCA)



We offer a dollar cost averaging (DCA) program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.



We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.



The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.




EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES



SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.50% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.60% of the average daily net asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:




      Annual Step-Up Death Benefit       0.20  %
      Additional Death Benefit -
Earnings
  Preservation Benefit                   0.25  %

      Compounded-Plus Death Benefit       0.35%*



*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.85% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the Death Benefit Base is determined). If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit will be reduced to 0.60% of the death benefit base if you are age 69 or younger at issue and 0.80% of the death benefit base if you are age 70-75 at issue.



ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are four different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the income base.



If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal

Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit ("GWB") rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). Please check with your registered representative regarding which versions are available in your state.


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living

Benefits - Guaranteed Withdrawal Benefit - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax

Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer three types of Living Benefit riders:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected), even after the entire amount of purchase payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


o  Guaranteed Minimum Accumulation Benefit (GMAB)


The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four versions of the GMIB available with this contract, A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE:


o  GMIB Plus II


o  GMIB Plus I


o  GMIB II


o  GMIB I


Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates.


If you exercise a GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB annuity payments.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/
Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 10 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 90th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary on or following the owner's 90th birthday and 0% thereafter; and



    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:



         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix C for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, RESETTING THE ANNUAL INCREASE AMOUNT WILL INCREASE YOUR WAITING PERIOD FOR EXERCISING THE GMIB PLUS II BY RESTARTING THE 10-YEAR WAITING PERIOD, AND WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE WE SHALL DETERMINE THAT DOES NOT EXCEED THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%), PROVIDED THAT THIS RATE WILL NOT EXCEED THE RATE CURRENTLY APPLICABLE TO THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: 1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


(1) reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) reset the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) we may reset the GMIB Plus II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not particpate in the Dollar Cost Averaging (DCA) program.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




 Age at Annuitization    Guarantee Period
---------------------   -----------------
          80                    9
          81                    8
          82                    7
          83                    6
        84 - 90                 5


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other payout types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


The GMIB purchase payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals before your 60th birthday;


o your account value is fully withdrawn at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary on or following your 90th birthday;


    b)    The date you make a complete withdrawal of your account value;


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, unless we agree otherwise;


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract, subject to our administrative procedures.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


(See Appendix C for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:




(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.




(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.




(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth




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



     contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) If you exercise the GMIB Plus I rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84 - 85.


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


    (a)    the MetLife Defensive Strategy Portfolio,


    (b)    the MetLife Moderate Strategy Portfolio,


    (c)    the MetLife Balanced Strategy Portfolio,


    (d)    the MetLife Growth Strategy Portfolio,


    (e)    the American Funds Moderate Allocation Portfolio,


    (f)    the American Funds Balanced Allocation Portfolio,


    (g)    the American Funds Growth Allocation Portfolio,


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio, or


    (i)    the BlackRock Money Market Portfolio.


For contracts issued before July 16, 2007, the enhanced GMIB purchase payout
-----------------------------------------
rates described under "Exercising the GMIB Plus II Rider" will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a contract year will be set equal to the dollar amount of total withdrawals in such contract year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). (See Appendix C for examples of the GMIB.)


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above.


DESCRIPTION OF GMIB II


In states where approved, GMIB II is available only for owners up through age 75, and you can only elect GMIB II at the time you purchase the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



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



(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) If you exercise the GMIB II rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84 - 85.


(6)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(7)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(9)    Termination provisions f) and g), above, do not apply.


(10) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix C for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where GMIB I has been approved and GMIB II has not been approved, you can only elect GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments; and


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter.


(2) The following replaces termination provision d), above:


    Death of the owner or death of the annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four guaranteed withdrawal benefit riders (two versions of the LWG, the Enhanced GWB, and GWB I) available under this contract:


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)




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



o  Guaranteed Withdrawal Benefit (GWB I)


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. A maximum of two guaranteed withdrawal benefit riders are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.




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



GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix D for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduced the account value. We refer to this type of withdrawal as an Excess Withdrawal.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed

Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG II rider.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals.


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and


o reset the LWG II rider charge to a rate we shall determine that does not exceed the maximum charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a




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



maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract, subject to our administrative procedures.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the

Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio,


    (f)    the American Funds Balanced Allocation Portfolio,


    (g)    the American Funds Growth Allocation Portfolio,


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio, or

     (i)    the BlackRock Money Market Portfolio.


On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section A of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections B and C of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. At any contract anniversary prior to the owner's 86th birthday, you may elect an Optional Reset. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Enhanced GWB rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract annivesary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:




(1)    the date you make a full withdrawal of your account value;




(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);




(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;




(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified

Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT



In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program
                                 ---
portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected.


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the

Rider Maturity Date. Even if purchase payments made during the 120 day GMAB

Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation
---
Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.





                                       INCOME
                                     GUARANTEES
                            GMIB PLUS               GMIB
                             I & II                I & II
 LIFETIME INCOME      Yes (after waiting    Yes (after waiting
                            period)               period)
 BENEFIT RIDER                Yes                   Yes
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS               Prior to              Prior to
 PERMITTED/1/            annuitization         annuitization
 WAITING PERIOD       Must wait 10 years    Must wait 10 years
                      to annuitize under    to annuitize under
                        rider; Optional     rider; withdrawals
                      Step-Up/2/ restarts        available
                        waiting period;         immediately
                          withdrawals
                           available
                          immediately
 RESET/STEP-UP                Yes                   No
 MAY INVEST IN             Prior to              Prior to
 VARIABLE                annuitization         annuitization
 INVESTMENT
 OPTIONS
 INVESTMENT                   Yes                   No
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL   Yes, after 10 years,           No
 RIDER                 can take lump-sum
                       option under the
                        GPO provisions
 DEATH BENEFIT             Prior to              Prior to
                        annuitization,        annuitization,
                        contract death        contract death
                     benefit available/3/    benefit available/3/



                                                                           ACCOUNT
                                       WITHDRAWAL                           VALUE
                                       GUARANTEES                         GUARANTEE
                             LIFETIME
                            WITHDRAWAL            ENHANCED GWB
                         GUARANTEE I & II            & GWB I                GMAB
 LIFETIME INCOME         Yes (if first                No                     No
                        withdrawal on or
                       after age 59 1/2)
 BENEFIT RIDER                 No                     No                     No
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS                  Yes                     Yes                   Yes
 PERMITTED/1/
 WAITING PERIOD       None (age 59 1/2 for           None                 10 years
                            lifetime
                          withdrawals)
 RESET/STEP-UP                Yes                     Yes                    No
 MAY INVEST IN                Yes                     Yes                   Yes
 VARIABLE
 INVESTMENT
 OPTIONS
 INVESTMENT                   Yes                     No                    Yes
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL    Yes, at 5th, 10th &        Enhanced GWB       Yes, within 90 days
                                             ----------------------
 RIDER                   15th contract       only: Yes, within 90    after 5th contract
                          anniversary,          days after 5th          anniversary
                      annually thereafter;         contract
                          or, lump-sum            anniversary
                        option under the
                         GPA provisions
                         after 15 years
 DEATH BENEFIT           Contract death       Ability to receive          Prior to
                      benefit or alternate      Benefit Base in        annuitization,
                      rider death benefit     series of payments       contract death
                     available; ability to    instead of contract    benefit available/3/
                       receive Remaining         death benefit
                           Guaranteed
                           Withdrawal
                      Amount in series of
                      payments instead of
                         contract death
                            benefit

                                                                                    ACCOUNT
                         INCOME                        WITHDRAWAL                    VALUE
                       GUARANTEES                      GUARANTEES                  GUARANTEE
                                                LIFETIME
                  GMIB PLUS     GMIB           WITHDRAWAL          ENHANCED GWB
                    I & II     I & II       GUARANTEE I & II         & GWB I         GMAB
 CURRENT RIDER   0.80%       0.50%          LWG II: 0.65%       Enhanced GWB:     0.75%
 CHARGES/4/                             (Single Life version)   0.55%; GWB I:
                                           or 0.85% (Joint      0.50%
                                          Life version); LWG
                                           I: 0.50% (Single
                                           Life version) or
                                          0.70% (Joint Life
                                               version)



--------

(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.


(4) Certain rider charges may increase upon a Reset or Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB II is 0.50% of the Income Base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, Enhanced Death Benefit charge, and GMIB, GWB, or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, Enhanced Death Benefit charge, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Enhanced Death Benefit rider or the Compounded-Plus Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT


In states where approved, you may select the Enhanced Death Benefit rider if you are age 75 or younger at the effective date of your contract and you either
(a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.


If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal. However, (1) if the partial withdrawal occurs before the the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or

2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e) The date you assign your contract, subject to our administrative procedures;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


(See Appendix E for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:



(1)    the account value; or


(2)    the enhanced death benefit.


The enhanced death benefit is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider



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will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION



If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").




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DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the



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GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if



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distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by



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Section 408(p) of the Code, under which employees may elect to defer to a
SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all




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amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.



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A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General



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American Life will pay such claim directly to the contract owner if MetLife
Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation

(described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 2.8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2007, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI. The consolidated financial statements of General American Life have also been included in the SAI.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726         200,639.3919
  01/01/2005    to  12/31/2005       11.943726         13.208544         307,360.8379
  01/01/2006    to  12/31/2006       13.208544         15.016817         418,104.5508
  01/01/2007    to  12/31/2007       15.016817         15.211790         415,804.5835
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.728055         502,035.9448
  01/01/2004    to  12/31/2004       11.728055         13.889348         733,353.6073
  01/01/2005    to  12/31/2005       13.889348         15.592262         643,962.4400
  01/01/2006    to  12/31/2006       15.592262         19.742895         742,984.0450
  01/01/2007    to  12/31/2007       19.742895         19.181531         687,008.4094
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.998433         263,550.1272
  01/01/2004    to  12/31/2004       11.998433         13.487739         224,052.4404
  01/01/2005    to  12/31/2005       13.487739         14.322557         160,332.2470
  01/01/2006    to  12/31/2006       14.322557         16.140250         154,272.9954
  01/01/2007    to  12/31/2007       16.140250         15.428895         144,273.1358
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.697139         707,471.8090
  01/01/2004    to  12/31/2004        6.697139          7.136100         781,225.4021
  01/01/2005    to  12/31/2005        7.136100          7.964706         525,101.1448
  01/01/2006    to  12/31/2006        7.964706          7.690836         495,540.0535
  01/01/2007    to  12/31/2007        7.690836          7.727995         422,370.8947
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575         10.619411             0.0000
  01/01/2006    to  12/31/2006       10.619411         11.122610        59,256.6729
  01/01/2007    to  12/31/2007       11.122610         10.283068        71,461.8140
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.315213         2,215.1197
  01/01/2007    to  12/31/2007       10.315213         12.958474       117,424.9721
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.066264       652,133.2433
  01/01/2004    to  12/31/2004       16.066264         17.076098       685,346.9420
  01/01/2005    to  12/31/2005       17.076098         17.031269       537,149.8991
  01/01/2006    to  12/31/2006       17.031269         18.267637       542,621.3729
  01/01/2007    to  12/31/2007       18.267637         19.124730       519,702.0840
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.984805       334,537.2375
  01/01/2004    to  12/31/2004       42.984805         47.578964       429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721       351,515.8593
  01/01/2006    to  12/31/2006       48.341721         55.954181       341,504.5455
  01/01/2007    to  12/31/2007       55.954181         57.024330       308,668.0904
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.575448       303,307.8198
  01/01/2004    to  12/31/2004       11.575448         12.105739       468,862.0298
  01/01/2005    to  12/31/2005       12.105739         12.879664       362,246.6080
  01/01/2006    to  12/31/2006       12.879664         14.451878       329,252.6982
  01/01/2007    to  12/31/2007       14.451878         15.771940       291,662.2626
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.704481       135,372.7607
  01/01/2004    to  11/19/2004        7.704481          7.890285       166,048.9595
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918         3,471.4578
  01/01/2007    to  12/31/2007       10.453918         14.033128        81,889.3680
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.469098       216,291.5659
  01/01/2004    to  12/31/2004        9.469098         11.124362       522,437.5979
  01/01/2005    to  12/31/2005       11.124362         12.727210       405,795.7495
  01/01/2006    to  12/31/2006       12.727210         15.829364       403,883.4304
  01/01/2007    to  12/31/2007       15.829364         17.620509       445,604.3010
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.096666         10.002057         107,542.8246
  01/01/2004    to  12/31/2004       10.002057          9.891100         253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566         163,702.3876
  01/01/2005    to  12/31/2005       12.803566         14.253740         136,325.5664
  01/01/2006    to  12/31/2006       14.253740         19.271313         157,880.1882
  01/01/2007    to  12/31/2007       19.271313         16.093623         149,821.9519
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.945738       1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738          8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522          8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668          9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556         10.152174         883,697.9359
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529         736,447.3370
  01/01/2004    to  12/31/2004       10.411529         11.152314         986,886.9436
  01/01/2005    to  12/31/2005       11.152314         11.111391         778,414.1933
  01/01/2006    to  12/31/2006       11.111391         10.961391         713,291.4137
  01/01/2007    to  12/31/2007       10.961391         11.933208         682,836.8400
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.652364         706,866.7231
  01/01/2004    to  12/31/2004       11.652364         12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499         699,133.5903
  01/01/2006    to  12/31/2006       12.077499         12.404736         849,038.1120
  01/01/2007    to  12/31/2007       12.404736         13.110413         719,451.5509
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019           6,824.1118
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.305316          4.589108         136,427.2265
  01/01/2004    to  12/31/2004        4.589108          4.314826         312,990.2164
  01/01/2005    to  12/31/2005        4.314826          4.707273         199,315.4728
  01/01/2006    to  12/31/2006        4.707273          4.873139         208,861.1208
  01/01/2007    to  12/31/2007        4.873139          6.297612         297,168.9507
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.110051         711,884.3786
  01/01/2004    to  12/31/2004        6.110051          7.073886         539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314         522,229.9930
  01/01/2006    to  12/31/2006        7.968314          8.313116         501,887.7220
  01/01/2007    to  12/31/2007        8.313116          9.608835         502,456.6517
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.454065         510,324.5346
  01/01/2004    to  12/31/2004       11.454065         14.238069         658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491         582,506.2236
  01/01/2006    to  12/31/2006       16.157491         17.962804         632,083.8801
  01/01/2007    to  12/31/2007       17.962804         17.116257         590,073.6714
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963         163,554.1683
  01/01/2005    to  12/31/2005       11.088963         12.134782         122,346.8702
  01/01/2006    to  12/31/2006       12.134782         12.648888         121,994.0982
  01/01/2007    to  12/31/2007       12.648888         15.429601         147,231.5203
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227          85,062.7874
  01/01/2007    to  12/31/2007       11.919227         11.419472          96,248.9567
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.892445          9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519         10.247024         687,210.1040
  01/01/2007    to  12/31/2007       10.247024         10.553046       1,015,568.2644
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         812,394.0970
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047         14.789310       1,315,469.2794
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.947388         619,951.3971
  01/01/2004    to  12/31/2004       13.947388         15.027679         769,904.3927
  01/01/2005    to  12/31/2005       15.027679         16.201314         750,785.7937
  01/01/2006    to  12/31/2006       16.201314         17.859135         844,703.5159
  01/01/2007    to  12/31/2007       17.859135         16.306100         761,548.8160
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750           509,533.6949
  01/01/2004    to  12/31/2004        9.732750         10.418212           663,087.6564
  01/01/2005    to  12/31/2005       10.418212         11.623927           515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098           513,916.9419
  01/01/2007    to  12/31/2007       11.711098         12.817358           492,311.6930
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700           163,727.6214
  01/01/2004    to  12/31/2004       10.428700         11.300646           287,263.4410
  01/01/2005    to  12/31/2005       11.300646         11.591091           396,623.4327
  01/01/2006    to  12/31/2006       11.591091         13.120340           392,218.9338
  01/01/2007    to  12/31/2007       13.120340         13.532831           377,287.7898
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339               490.4303
  01/01/2006    to  12/31/2006       15.181339         15.502724            25,596.8450
  01/01/2007    to  12/31/2007       15.502724         15.846744            29,409.6249
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617           496,059.1309
  01/01/2005    to  12/31/2005       10.685617         11.590752           933,205.2691
  01/01/2006    to  12/31/2006       11.590752         12.944726         1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726         13.086132         1,026,255.7098
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680         3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680         10.937077         7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077         12.035216        10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216         12.402700        12,389,849.2039
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881            89,756.6426
  01/01/2005    to  12/31/2005       10.105881         10.375938           551,207.4189
  01/01/2006    to  12/31/2006       10.375938         11.075921           918,626.7875
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,598,877.3764
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541         3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691         12.689689         9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,268,807.7092
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064         1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064         10.633274         2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274         11.518490         3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490         12.020101         4,956,840.2576
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998069         11.895751           970.3557
  01/01/2005    to  12/31/2005       11.895751         13.077063           762.7763
  01/01/2006    to  12/31/2006       13.077063         14.778664           586.1456
  01/01/2007    to  12/31/2007       14.778664         14.880498         1,182.1895
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.681191         7,211.5487
  01/01/2004    to  12/31/2004       11.681191         13.750913        11,481.2594
  01/01/2005    to  12/31/2005       13.750913         15.344806         5,708.3890
  01/01/2006    to  12/31/2006       15.344806         19.313729         4,805.6963
  01/01/2007    to  12/31/2007       19.313729         18.651655         5,000.1133
============   ==== ==========       =========         =========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.950479         2,429.3721
  01/01/2004    to  12/31/2004       11.950479         13.353272         1,648.8790
  01/01/2005    to  12/31/2005       13.353272         14.095215           829.9912
  01/01/2006    to  12/31/2006       14.095215         15.789320           807.8700
  01/01/2007    to  12/31/2007       15.789320         15.002632         1,052.8345
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.670371         8,799.9818
  01/01/2004    to  12/31/2004        6.670371          7.064944        13,872.1737
  01/01/2005    to  12/31/2005        7.064944          7.838271         6,278.3740
  01/01/2006    to  12/31/2006        7.838271          7.523570         3,972.1774
  01/01/2007    to  12/31/2007        7.523570          7.514442         4,216.8731
============   ==== ==========       =========         =========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245401         10.608943             0.0000
  01/01/2006    to  12/31/2006       10.608943         11.045337         1,346.9813
  01/01/2007    to  12/31/2007       11.045337         10.150171         1,346.9813
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988068         10.273737         4,654.2324
  01/01/2007    to  12/31/2007       10.273737         12.828800         4,637.4478
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.001984         2,036.2211
  01/01/2004    to  12/31/2004       16.001984         16.905783         2,845.4259
  01/01/2005    to  12/31/2005       16.905783         16.760815         2,863.7383
  01/01/2006    to  12/31/2006       16.760815         17.870324         2,638.7713
  01/01/2007    to  12/31/2007       17.870324         18.596273         3,411.0649
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.813039         5,297.3453
  01/01/2004    to  12/31/2004       42.813039         47.104675         6,160.5601
  01/01/2005    to  12/31/2005       47.104675         47.574343         4,097.7586
  01/01/2006    to  12/31/2006       47.574343         54.737578         1,984.3593
  01/01/2007    to  12/31/2007       54.737578         55.448900         2,305.6030
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.529220         5,321.7740
  01/01/2004    to  12/31/2004       11.529220         11.985058         6,330.1789
  01/01/2005    to  12/31/2005       11.985058         12.675236         3,360.7710
  01/01/2006    to  12/31/2006       12.675236         14.137630         2,356.6398
  01/01/2007    to  12/31/2007       14.137630         15.336182         2,259.0743
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.673689        10,613.5270
  01/01/2004    to  11/19/2004        7.673689          7.817137        16,219.4233
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988068         10.411855           962.1545
  01/01/2007    to  12/31/2007       10.411855         13.892661           962.1545
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.431243           109.9281
  01/01/2004    to  12/31/2004        9.431243         11.013465         1,759.8656
  01/01/2005    to  12/31/2005       11.013465         12.525205         1,456.4851
  01/01/2006    to  12/31/2006       12.525205         15.485230           594.5694
  01/01/2007    to  12/31/2007       15.485230         17.133757           871.4572
============   ==== ==========       =========         =========        ===========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.096666          9.962023             0.0000
  01/01/2004    to  12/31/2004        9.962023          9.792414         2,091.9780
  01/01/2005    to  04/30/2005        9.792414          9.774900             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998069         12.752164           588.0985
  01/01/2005    to  12/31/2005       12.752164         14.111860           493.7380
  01/01/2006    to  12/31/2006       14.111860         18.965814           713.1624
  01/01/2007    to  12/31/2007       18.965814         15.743164           664.3877
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.913983        24,969.0128
  01/01/2004    to  12/31/2004        7.913983          8.224695        31,194.1479
  01/01/2005    to  12/31/2005        8.224695          8.412962        25,112.0230
  01/01/2006    to  12/31/2006        8.412962          8.843955         5,406.8555
  01/01/2007    to  12/31/2007        8.843955          9.871674         5,205.0080
============   ==== ==========       =========         =========        ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.369837         1,638.0826
  01/01/2004    to  12/31/2004       10.369837         11.041046         5,017.9856
  01/01/2005    to  12/31/2005       11.041046         10.934894         4,874.3576
  01/01/2006    to  12/31/2006       10.934894         10.722911        12,459.3082
  01/01/2007    to  12/31/2007       10.722911         11.603399         4,994.4154
============   ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.605709         2,037.0466
  01/01/2004    to  12/31/2004       11.605709         11.900034         2,339.2148
  01/01/2005    to  12/31/2005       11.900034         11.885652         2,476.6487
  01/01/2006    to  12/31/2006       11.885652         12.134866         8,439.9772
  01/01/2007    to  12/31/2007       12.134866         12.748074         8,873.9900
============   ==== ==========       =========         =========        ===========
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.562548          9.967996             0.0000
============   ==== ==========       =========         =========        ===========
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.305316          4.570789         4,260.9107
  01/01/2004    to  12/31/2004        4.570789          4.271809         8,354.9193
  01/01/2005    to  12/31/2005        4.271809          4.632556         4,528.6782
  01/01/2006    to  12/31/2006        4.632556          4.767173         3,712.4112
  01/01/2007    to  12/31/2007        4.767173          6.123650         3,408.2776
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.085641         3,323.5617
  01/01/2004    to  12/31/2004        6.085641          7.003377         2,387.4109
  01/01/2005    to  12/31/2005        7.003377          7.841855         1,486.6672
  01/01/2006    to  12/31/2006        7.841855          8.132360         3,771.0355
  01/01/2007    to  12/31/2007        8.132360          9.343381         3,576.9147
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.408322         4,747.7230
  01/01/2004    to  12/31/2004       11.408322         14.096201         6,958.7275
  01/01/2005    to  12/31/2005       14.096201         15.901147         3,515.5740
  01/01/2006    to  12/31/2006       15.901147         17.572357         2,309.8907
  01/01/2007    to  12/31/2007       17.572357         16.643438         2,689.9480
============   ==== ==========       =========         =========        ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998069         11.044388         2,141.9886
  01/01/2005    to  12/31/2005       11.044388         12.013937         1,373.0669
  01/01/2006    to  12/31/2006       12.013937         12.448174           828.6302
  01/01/2007    to  12/31/2007       12.448174         15.093470           775.7374
============   ==== ==========       =========         =========        ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998068         10.409335             0.0000
  01/01/2006    to  12/31/2006       10.409335         11.800531         5,579.7463
  01/01/2007    to  12/31/2007       11.800531         11.237735         5,554.2161
============   ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.774123          9.815105         2,229.8274
  01/01/2006    to  12/31/2006        9.815105         10.024111        20,013.5876
  01/01/2007    to  12/31/2007       10.024111         10.261390        11,598.6659
============   ==== ==========       =========         =========        ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.706572        16,594.9520
  01/01/2004    to  12/31/2004       10.706572         11.726961        23,407.0233
  01/01/2005    to  12/31/2005       11.726961         12.616518        16,690.5783
  01/01/2006    to  12/31/2006       12.616518         14.099703         7,359.6555
  01/01/2007    to  12/31/2007       14.099703         14.380757         7,956.4157
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.891662         5,819.1667
  01/01/2004    to  12/31/2004       13.891662         14.877853         6,201.6938
  01/01/2005    to  12/31/2005       14.877853         15.944144         3,293.9709
  01/01/2006    to  12/31/2006       15.944144         17.470824         3,007.8063
  01/01/2007    to  12/31/2007       17.470824         15.855560         3,217.0586
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.693860         5,939.3849
  01/01/2004    to  12/31/2004        9.693860         10.314348         7,214.6851
  01/01/2005    to  12/31/2005       10.314348         11.439440         3,380.7494
  01/01/2006    to  12/31/2006       11.439440         11.456450         8,241.2225
  01/01/2007    to  12/31/2007       11.456450         12.463244         8,168.6701
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.387019             0.0000
  01/01/2004    to  12/31/2004       10.387019         11.187987             0.0000
  01/01/2005    to  12/31/2005       11.187987         11.407097             0.0000
  01/01/2006    to  12/31/2006       11.407097         12.835061             0.0000
  01/01/2007    to  12/31/2007       12.835061         13.158957             0.0000
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.301429         14.197067             0.0000
  01/01/2006    to  12/31/2006       14.197067         14.411125             0.0000
  01/01/2007    to  12/31/2007       14.411125         14.642329             0.0000
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.297418         10.675448             0.0000
  01/01/2005    to  12/31/2005       10.675448         11.510676        44,495.8639
  01/01/2006    to  12/31/2006       11.510676         12.778614        44,340.7976
  01/01/2007    to  12/31/2007       12.778614         12.840492        44,191.0612
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.097652         10.379787        44,271.0084
  01/01/2005    to  12/31/2005       10.379787         10.861498        62,856.0056
  01/01/2006    to  12/31/2006       10.861498         11.880756       118,158.9512
  01/01/2007    to  12/31/2007       11.880756         12.169882       138,224.5698
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.937838         10.096253             0.0000
  01/01/2005    to  12/31/2005       10.096253         10.304219         2,570.8405
  01/01/2006    to  12/31/2006       10.304219         10.933750         2,556.0845
  01/01/2007    to  12/31/2007       10.933750         11.310560         6,430.7566
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.237488         10.590451        34,065.2052
  01/01/2005    to  12/31/2005       10.590451         11.289148        30,607.5911
  01/01/2006    to  12/31/2006       11.289148         12.526840        54,746.8137
  01/01/2007    to  12/31/2007       12.526840         12.809648        42,845.5572
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.007756         10.216324       101,202.8567
  01/01/2005    to  12/31/2005       10.216324         10.559785       106,216.6322
  01/01/2006    to  12/31/2006       10.559785         11.370649       115,029.6087
  01/01/2007    to  12/31/2007       11.370649         11.794457       108,613.3490
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007); and (b) Met Investors Series Trust: Goldman Sachs Mid Cap Value Portfolio (Class B) (closed effective April 28, 2008).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C portfolios are available under the contract:


AMERICAN FUNDS BOND PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO (formerly Neuberger Berman Real Estate Portfolio)


SUBADVISER: ING Clarion Real Estate Securities L.P. (formerly Neuberger Berman Management, Inc.)


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



LAZARD MID CAP PORTFOLIO



SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC



INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.



LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO



SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.



T. ROWE PRICE MID CAP GROWTH PORTFOLIO



SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.



TURNER MID CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or, as noted, Class E portfolios are available under the contract:



BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by Met Investors Advisory, LLC are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.



METLIFE MODERATE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.



METLIFE BALANCED STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



METLIFE GROWTH STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.



METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by Met Investors Advisory, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by Met Investors Advisory, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400).
      Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


    (In contrast to the GMIB Plus II rider, for the GMIB II rider, the annual increase rate for purposes of calculating the Annual Increase Amount is 5% per year.)


(2) THE 6% ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday). At the tenth contract anniversary, when the owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase

     Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.






[GRAPHIC APPEARS HERE]





    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)



(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------



  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]





(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $788 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $179,085 would yield monthly payments of $886; if the owner were age 75, the income base of $179,085 would yield monthly payments of $1,012.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.





[GRAPHIC APPEARS HERE]





(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II



    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.





[GRAPHIC APPEARS HERE]





    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II



Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:



   (1) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)




[GRAPHIC APPEARS HERE]








                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)




[GRAPHIC APPEARS HERE]








Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).




[GRAPHIC APPEARS HERE]




D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.



  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.



E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.



F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment



  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.



H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together



     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.




[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.




[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.




[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB - How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).


Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.




[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX E

ENHANCED DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the Enhanced Death
      Benefit is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the Enhanced Death
      Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 =
      $95,400). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE 6% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Determining a death benefit based on the Annual Increase Amount
    ---------------------------------------------------------------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 6% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per annum, until the contract anniversary on or following the contract owner's 90th birthday. The 6% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 6% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal the account value ($155,000).


    Determining a death benefit based on the Highest Anniversary Value
    ------------------------------------------------------------------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the death benefit base. Because the death benefit base ($179,085) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


    The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


   (1) The 6% Annual Increase Amount resets from $106,000 to $110,000; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional

Step-Up at this time, because the account value is less than the 6% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value; and


   (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS C


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2008, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2008.


SAI-408MOC

TABLE OF CONTENTS                                                         PAGE



COMPANY ................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM ...................................     2
CUSTODIAN ..............................     3
DISTRIBUTION ...........................     3
CALCULATION OF PERFORMANCE INFORMATION .     4
     Total Return ......................     4
     Historical Unit Values ............     4
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     5
     Variable Annuity ..................     5
     Fixed Annuity .....................     6
     Mortality and Expense Guarantee ...     7
     Legal or Regulatory Restrictions        7
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
FINANCIAL STATEMENTS ...................    43

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2007, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


The financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


The consolidated financial statements of General American Life Insurance Company (the "Guarantor") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Guarantor changed its method of accounting for deferred acquisition costs, and for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.





CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2005             $76,214,486              $0
2006             $92,747,340              $0
2007             $93,279,104              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2007 ranged from $4,671,999 to $8,808. The amount of commissions paid to selected selling firms during 2007 ranged from $31,715,674 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2007 ranged from $36,387,673 to $8,808. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies

(First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).



The following list sets forth the names of selling firms that received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


A.G. Edwards & Sons, Inc.


Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.

Stifel, Nicolaus & Company, Incorporated

UBS Financial Services
Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.



The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Enhanced Death Benefit, GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements;

therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS C


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479         11.935719        48,791.6765
  01/01/2005    to  12/31/2005       11.935719         13.186545        51,120.5123
  01/01/2006    to  12/31/2006       13.186545         14.976870        24,043.7225
  01/01/2007    to  12/31/2007       14.976870         15.156081        29,292.2006
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.924432           230.0297
  01/01/2002    to  12/31/2002       10.924432          8.783853        57,487.9585
  01/01/2003    to  12/31/2003        8.783853         11.638223       304,181.5684
  01/01/2004    to  12/31/2004       11.638223         13.769159       230,863.0520
  01/01/2005    to  12/31/2005       13.769159         15.441940       158,355.4956
  01/01/2006    to  12/31/2006       15.441940         19.533086       108,165.6847
  01/01/2007    to  12/31/2007       19.533086         18.958612        87,082.6944
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.980009           751.3021
  01/01/2002    to  12/31/2002       10.980009          9.612701        76,851.1001
  01/01/2003    to  12/31/2003        9.612701         11.906570       223,876.1487
  01/01/2004    to  12/31/2004       11.906570         13.371066       104,753.1368
  01/01/2005    to  12/31/2005       13.371066         14.184521        78,015.2519
  01/01/2006    to  12/31/2006       14.184521         15.968770        57,439.8739
  01/01/2007    to  12/31/2007       15.968770         15.249632        31,820.5955
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001        8.648464          7.285714         4,989.1469
  01/01/2002    to  12/31/2002        7.285714          5.161212       180,972.5151
  01/01/2003    to  12/31/2003        5.161212          6.632300       467,763.6376
  01/01/2004    to  12/31/2004        6.632300          7.059930       296,726.6949
  01/01/2005    to  12/31/2005        7.059930          7.871843       162,040.2696
  01/01/2006    to  12/31/2006        7.871843          7.593588       111,626.2618
  01/01/2007    to  12/31/2007        7.593588          7.622609       105,497.1350
============   ==== ==========       =========         =========       ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246380         10.617665             0.0000
  01/01/2006    to  12/31/2006       10.617665         11.109693         1,423.2321
  01/01/2007    to  12/31/2007       11.109693         10.260797         1,395.0066
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479         10.308289           255.2590
  01/01/2007    to  12/31/2007       10.308289         12.936770           246.9440
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       14.059023         13.935729         1,156.5767
  01/01/2002    to  12/31/2002       13.935729         13.601843       180,853.4305
  01/01/2003    to  12/31/2003       13.601843         15.910789       445,540.6105
  01/01/2004    to  12/31/2004       15.910789         16.893911       245,537.7569
  01/01/2005    to  12/31/2005       16.893911         16.832770       166,981.9351
  01/01/2006    to  12/31/2006       16.832770         18.036741       133,196.8672
  01/01/2007    to  12/31/2007       18.036741         18.864032       104,356.1614
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       42.815885         41.265681         4,186.2554
  01/01/2002    to  12/31/2002       41.265681         33.168661        91,466.2895
  01/01/2003    to  12/31/2003       33.168661         42.567883       242,255.9736
  01/01/2004    to  12/31/2004       42.567883         47.070287       143,844.3722
  01/01/2005    to  12/31/2005       47.070287         47.777236        94,583.9784
  01/01/2006    to  12/31/2006       47.777236         55.245718        67,507.2311
  01/01/2007    to  12/31/2007       55.245718         56.245743        51,982.2708
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.840229         2,093.4072
  01/01/2002    to  12/31/2002       11.840229          8.426214       125,663.7839
  01/01/2003    to  12/31/2003        8.426214         11.486783       209,435.4879
  01/01/2004    to  12/31/2004       11.486783         12.000973       165,274.7164
  01/01/2005    to  12/31/2005       12.000973         12.755483       108,774.4250
  01/01/2006    to  12/31/2006       12.755483         14.298273        80,841.0473
  01/01/2007    to  12/31/2007       14.298273         15.588625        57,486.6756
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.145551          8.041271         5,660.3405
  01/01/2002    to  12/31/2002        8.041271          6.250922       135,373.8707
  01/01/2003    to  12/31/2003        6.250922          7.629894       180,865.5493
  01/01/2004    to  11/19/2004        7.629894          7.806990       132,358.1712
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479         10.446896           561.6269
  01/01/2007    to  12/31/2007       10.446896         14.009617         6,318.9796
============   ==== ==========       =========         =========       ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.519967          8.355529         3,201.1207
  01/01/2002    to  12/31/2002        8.355529          7.234336       191,290.0357
  01/01/2003    to  12/31/2003        7.234336          9.377452       246,723.7472
  01/01/2004    to  12/31/2004        9.377452         11.005663       231,891.2239
  01/01/2005    to  12/31/2005       11.005663         12.578868       149,421.7636
  01/01/2006    to  12/31/2006       12.578868         15.629281       103,323.8811
  01/01/2007    to  12/31/2007       15.629281         17.380306        89,520.3580
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.064193         10.123246           999.6137
  01/01/2002    to  12/31/2002       10.123246         10.046614       108,769.9214
  01/01/2003    to  12/31/2003       10.046614          9.905288       213,430.3093
  01/01/2004    to  12/31/2004        9.905288          9.785589       117,982.8461
  01/01/2005    to  04/30/2005        9.785589          9.784024             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479         12.794986        45,010.2252
  01/01/2005    to  12/31/2005       12.794986         14.230000        30,250.8305
  01/01/2006    to  12/31/2006       14.230000         19.220070        17,542.3557
  01/01/2007    to  12/31/2007       19.220070         16.034691        12,649.5183
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.472551          8.441032         8,309.2834
  01/01/2002    to  12/31/2002        8.441032          6.236469       345,505.6672
  01/01/2003    to  12/31/2003        6.236469          7.868815       814,274.9180
  01/01/2004    to  12/31/2004        7.868815          8.218854       507,432.8159
  01/01/2005    to  12/31/2005        8.218854          8.449002       373,192.9489
  01/01/2006    to  12/31/2006        8.449002          8.926249       266,484.6490
  01/01/2007    to  12/31/2007        8.926249         10.013742       165,790.0289
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.404570       440,904.7429
  01/01/2004    to  12/31/2004       10.404570         11.133696       258,616.5552
  01/01/2005    to  12/31/2005       11.133696         11.081785       162,046.1937
  01/01/2006    to  12/31/2006       11.081785         10.921289       110,090.4464
  01/01/2007    to  12/31/2007       10.921289         11.877609        76,135.2715
============   ==== ==========       =========         =========       ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.985193         10.504077         5,915.2516
  01/01/2002    to  12/31/2002       10.504077         11.269887       491,708.6071
  01/01/2003    to  12/31/2003       11.269887         11.539697       765,503.8113
  01/01/2004    to  12/31/2004       11.539697         11.891821       537,346.2811
  01/01/2005    to  12/31/2005       11.891821         11.936829       452,829.9286
  01/01/2006    to  12/31/2006       11.936829         12.248038       362,322.0875
  01/01/2007    to  12/31/2007       12.248038         12.931798       232,378.7300
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564133          9.976347           697.8087
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001        7.816198          6.074755         2,198.6644
  01/01/2002    to  12/31/2002        6.074755          2.937996        37,673.8747
  01/01/2003    to  12/31/2003        2.937996          4.544634        86,030.6613
  01/01/2004    to  12/31/2004        4.544634          4.268726       112,515.1426
  01/01/2005    to  12/31/2005        4.268726          4.652342        73,377.0202
  01/01/2006    to  12/31/2006        4.652342          4.811473        53,797.5681
  01/01/2007    to  12/31/2007        4.811473          6.211678        46,342.0644
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.586900          8.211448         5,365.0259
  01/01/2002    to  12/31/2002        8.211448          4.510946       277,746.1369
  01/01/2003    to  12/31/2003        4.510946          6.050840       471,204.7293
  01/01/2004    to  12/31/2004        6.050840          6.998318       192,077.1363
  01/01/2005    to  12/31/2005        6.998318          7.875340       178,974.5052
  01/01/2006    to  12/31/2006        7.875340          8.207928       123,352.6902
  01/01/2007    to  12/31/2007        8.207928          9.477722        83,985.0394
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.207727       114,493.3927
  01/01/2003    to  12/31/2003        8.207727         11.394974       355,234.1295
  01/01/2004    to  12/31/2004       11.394974         14.150432       216,689.5114
  01/01/2005    to  12/31/2005       14.150432         16.042051       136,348.5913
  01/01/2006    to  12/31/2006       16.042051         17.816693        95,197.2973
  01/01/2007    to  12/31/2007       17.816693         16.959964        64,849.6031
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479         11.081524        46,150.8224
  01/01/2005    to  12/31/2005       11.081524         12.114562        20,890.7638
  01/01/2006    to  12/31/2006       12.114562         12.615221        15,653.1315
  01/01/2007    to  12/31/2007       12.615221         15.373078        13,501.0891
============   ==== ==========       =========         =========       ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479         10.444315         2,333.5840
  01/01/2006    to  12/31/2006       10.444315         11.899361         3,784.6458
  01/01/2007    to  12/31/2007       11.899361         11.388978        27,043.4696
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.783649          9.857293       158,562.9097
  01/01/2006    to  12/31/2006        9.857293         10.117516       245,463.4248
  01/01/2007    to  12/31/2007       10.117516         10.409201        67,437.9218
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001    to  12/31/2001       10.855312         10.125565        10,510.5805
  01/01/2002    to  12/31/2002       10.125565          8.294725       378,816.4961
  01/01/2003    to  12/31/2003        8.294725         10.645503       622,433.1875
  01/01/2004    to  12/31/2004       10.645503         11.718663       523,987.2435
  01/01/2005    to  12/31/2005       11.718663         12.670581       346,375.7520
  01/01/2006    to  12/31/2006       12.670581         14.230888       258,935.3902
  01/01/2007    to  12/31/2007       14.230888         14.587722       205,153.2710
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.589457         11.911307        10,435.3024
  01/01/2002    to  12/31/2002       11.911307         10.632791       229,254.1958
  01/01/2003    to  12/31/2003       10.632791         13.812463       414,471.7987
  01/01/2004    to  12/31/2004       13.812463         14.867391       223,812.3240
  01/01/2005    to  12/31/2005       14.867391         16.012543       153,793.3601
  01/01/2006    to  12/31/2006       16.012543         17.633463       115,611.2611
  01/01/2007    to  12/31/2007       17.633463         16.083868        92,906.8769
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.605115       241,184.2311
  01/01/2003    to  12/31/2003        7.605115          9.682520       379,418.7099
  01/01/2004    to  12/31/2004        9.682520         10.354060       235,347.4933
  01/01/2005    to  12/31/2005       10.354060         11.540848       146,853.3755
  01/01/2006    to  12/31/2006       11.540848         11.615805       107,480.6946
  01/01/2007    to  12/31/2007       11.615805         12.700292        87,597.7229
============   ==== ==========       =========         =========       ============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.838729            2,332.7322
  01/01/2002    to  12/31/2002       10.838729          8.244099          178,742.7047
  01/01/2003    to  12/31/2003        8.244099         10.348811          177,746.8588
  01/01/2004    to  12/31/2004       10.348811         11.202844          248,811.6175
  01/01/2005    to  12/31/2005       11.202844         11.479328          168,158.7522
  01/01/2006    to  12/31/2006       11.479328         12.980887           52,226.3920
  01/01/2007    to  12/31/2007       12.980887         13.375541          150,853.5443
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970         15.012670                0.0000
  01/01/2006    to  12/31/2006       15.012670         15.315203                0.0000
  01/01/2007    to  12/31/2007       15.315203         15.639329                0.0000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300094         10.683922          313,506.4839
  01/01/2005    to  12/31/2005       10.683922         11.577371          430,425.4406
  01/01/2006    to  12/31/2006       11.577371         12.916899          300,780.4970
  01/01/2007    to  12/31/2007       12.916899         13.044878          246,987.2177
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100278         10.388031        1,095,460.4190
  01/01/2005    to  12/31/2005       10.388031         10.924448        1,518,509.1122
  01/01/2006    to  12/31/2006       10.924448         12.009340        1,353,876.9222
  01/01/2007    to  12/31/2007       12.009340         12.363600          992,096.7154
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940425         10.104276          153,591.7352
  01/01/2005    to  12/31/2005       10.104276         10.363953          251,534.7318
  01/01/2006    to  12/31/2006       10.363953         11.052104          313,292.4537
  01/01/2007    to  12/31/2007       11.052104         11.490612          147,079.7652
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240149         10.598859          942,922.3404
  01/01/2005    to  12/31/2005       10.598859         11.354567        1,421,066.3342
  01/01/2006    to  12/31/2006       11.354567         12.662408        1,388,212.2759
  01/01/2007    to  12/31/2007       12.662408         13.013546        1,241,592.4764
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010360         10.224440          261,597.0194
  01/01/2005    to  12/31/2005       10.224440         10.620994          516,230.8694
  01/01/2006    to  12/31/2006       10.620994         11.493723          439,888.5144
  01/01/2007    to  12/31/2007       11.493723         11.982205          424,132.3580
============   ==== ==========       =========         =========        ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         11.927714         142,065.1794
  01/01/2005    to  12/31/2005       11.927714         13.164574         122,093.5893
  01/01/2006    to  12/31/2006       13.164574         14.937015         134,081.5147
  01/01/2007    to  12/31/2007       14.937015         15.100556         129,774.7861
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.677177         11.612325         458,863.7871
  01/01/2004    to  12/31/2004       11.612325         13.724756         550,471.8629
  01/01/2005    to  12/31/2005       13.724756         15.376806         396,646.9291
  01/01/2006    to  12/31/2006       15.376806         19.431318         329,647.6518
  01/01/2007    to  12/31/2007       19.431318         18.840873         252,360.2886
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.645900         11.880101         236,782.5026
  01/01/2004    to  12/31/2004       11.880101         13.327972         181,957.0913
  01/01/2005    to  12/31/2005       13.327972         14.124717         143,287.1714
  01/01/2006    to  12/31/2006       14.124717         15.885596         124,762.9820
  01/01/2007    to  12/31/2007       15.885596         15.154954          91,522.2990
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.445302          6.614545         659,409.3523
  01/01/2004    to  12/31/2004        6.614545          7.033972         629,095.3018
  01/01/2005    to  12/31/2005        7.033972          7.835087         338,041.3072
  01/01/2006    to  12/31/2006        7.835087          7.550591         286,797.7153
  01/01/2007    to  12/31/2007        7.550591          7.571829         237,113.8146
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246184         10.615920               0.0000
  01/01/2006    to  12/31/2006       10.615920         11.096791          59,037.7205
  01/01/2007    to  12/31/2007       11.096791         10.238575          52,383.1459
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397         10.301369           4,177.1932
  01/01/2007    to  12/31/2007       10.301369         12.915102          12,581.8406
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.535517         15.868232         576,631.2348
  01/01/2004    to  12/31/2004       15.868232         16.831840         507,597.9918
  01/01/2005    to  12/31/2005       16.831840         16.754206         320,167.1522
  01/01/2006    to  12/31/2006       16.754206         17.934664         283,524.5148
  01/01/2007    to  12/31/2007       17.934664         18.738425         236,021.3704
============   ==== ==========       =========         =========         ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.174237         42.453930         291,365.1814
  01/01/2004    to  12/31/2004       42.453930         46.897242         274,129.0778
  01/01/2005    to  12/31/2005       46.897242         47.554144         197,837.6370
  01/01/2006    to  12/31/2006       47.554144         54.932958         162,621.3318
  01/01/2007    to  12/31/2007       54.932958         55.871106         131,605.0359
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.633255         11.461223         296,888.1301
  01/01/2004    to  12/31/2004       11.461223         11.962265         389,543.2718
  01/01/2005    to  12/31/2005       11.962265         12.701673         244,690.7282
  01/01/2006    to  12/31/2006       12.701673         14.223758         206,722.6073
  01/01/2007    to  12/31/2007       14.223758         15.491799         155,547.7398
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.354971          7.609468         141,144.6679
  01/01/2004    to  11/19/2004        7.609468          7.779203         199,335.3635
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397         10.439878           3,565.7911
  01/01/2007    to  12/31/2007       10.439878         13.986146          14,212.1079
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.253635          9.352342         196,957.6079
  01/01/2004    to  12/31/2004        9.352342         10.965198         398,085.6997
  01/01/2005    to  12/31/2005       10.965198         12.520131         273,659.5838
  01/01/2006    to  12/31/2006       12.520131         15.540801         223,874.8190
  01/01/2007    to  12/31/2007       15.540801         17.264543         189,253.7645
============   ==== ==========       =========         =========         ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.985579          9.878798         163,130.1689
  01/01/2004    to  12/31/2004        9.878798          9.749636         109,338.1582
  01/01/2005    to  04/30/2005        9.749636          9.744900               0.0000
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         12.786410         114,502.2619
  01/01/2005    to  12/31/2005       12.786410         14.206292          88,848.7729
  01/01/2006    to  12/31/2006       14.206292         19.168944          85,305.6392
  01/01/2007    to  12/31/2007       19.168944         15.975954          62,137.9382
============   ==== ==========       =========         =========         ============

                         1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.473585          7.847734         1,081,173.7210
  01/01/2004    to  12/31/2004        7.847734          8.188620         1,044,422.4200
  01/01/2005    to  12/31/2005        8.188620          8.409532           701,660.1404
  01/01/2006    to  12/31/2006        8.409532          8.875691           591,961.3704
  01/01/2007    to  12/31/2007        8.875691          9.947020           420,173.0208
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.397609           539,508.6193
  01/01/2004    to  12/31/2004       10.397609         11.115098           681,673.5676
  01/01/2005    to  12/31/2005       11.115098         11.052243           474,048.0283
  01/01/2006    to  12/31/2006       11.052243         10.881314           457,046.4540
  01/01/2007    to  12/31/2007       10.881314         11.822245           321,537.7538
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.485434         11.508812           668,488.1415
  01/01/2004    to  12/31/2004       11.508812         11.848106           601,369.3975
  01/01/2005    to  12/31/2005       11.848106         11.881093           473,717.8830
  01/01/2006    to  12/31/2006       11.881093         12.178696           471,678.8699
  01/01/2007    to  12/31/2007       12.178696         12.845665           385,393.4232
============   ==== ==========       =========         =========         ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563816          9.974677             1,619.1407
============   ==== ==========       =========         =========         ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.268861          4.532449           130,319.9198
  01/01/2004    to  12/31/2004        4.532449          4.253011           254,330.4214
  01/01/2005    to  12/31/2005        4.253011          4.630596           169,396.8606
  01/01/2006    to  12/31/2006        4.630596          4.784208           156,555.0341
  01/01/2007    to  12/31/2007        4.784208          6.170276           104,826.6730
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.705778          6.034637           642,188.4717
  01/01/2004    to  12/31/2004        6.034637          6.972583           502,913.3232
  01/01/2005    to  12/31/2005        6.972583          7.838563           437,854.0038
  01/01/2006    to  12/31/2006        7.838563          8.161451           392,154.8810
  01/01/2007    to  12/31/2007        8.161451          9.414586           290,700.1249
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.425003         11.375998           439,795.7450
  01/01/2004    to  12/31/2004       11.375998         14.112717           495,535.8478
  01/01/2005    to  12/31/2005       14.112717         15.983358           360,659.7052
  01/01/2006    to  12/31/2006       15.983358         17.733811           309,021.3235
  01/01/2007    to  12/31/2007       17.733811         16.864090           246,718.3199
============   ==== ==========       =========         =========         ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         11.074086         118,629.4368
  01/01/2005    to  12/31/2005       11.074086         12.094369          66,687.1437
  01/01/2006    to  12/31/2006       12.094369         12.581631          58,131.3721
  01/01/2007    to  12/31/2007       12.581631         15.316742          48,922.0146
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397         10.437309          22,937.3191
  01/01/2006    to  12/31/2006       10.437309         11.879528          26,217.2389
  01/01/2007    to  12/31/2007       11.879528         11.358566          37,571.1133
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.744446          9.811288         241,354.8437
  01/01/2006    to  12/31/2006        9.811288         10.060259         322,787.7269
  01/01/2007    to  12/31/2007       10.060259         10.339891         319,708.0392
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.462180         10.617019         716,842.8785
  01/01/2004    to  12/31/2004       10.617019         11.675597       1,053,601.8886
  01/01/2005    to  12/31/2005       11.675597         12.611440         802,856.7278
  01/01/2006    to  12/31/2006       12.611440         14.150347         732,582.4672
  01/01/2007    to  12/31/2007       14.150347         14.490582         629,818.0045
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.819204         13.775530         517,942.4855
  01/01/2004    to  12/31/2004       13.775530         14.812774         500,096.7418
  01/01/2005    to  12/31/2005       14.812774         15.937823         389,606.5195
  01/01/2006    to  12/31/2006       15.937823         17.533687         337,766.4585
  01/01/2007    to  12/31/2007       17.533687         15.976777         276,169.6016
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.024909          9.666362         454,042.0306
  01/01/2004    to  12/31/2004        9.666362         10.326422         507,473.3565
  01/01/2005    to  12/31/2005       10.326422         11.498576         346,313.9722
  01/01/2006    to  12/31/2006       11.498576         11.561718         319,208.0828
  01/01/2007    to  12/31/2007       11.561718         12.628450         239,909.6417
============   ==== ==========       =========         =========       ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.554059         10.325768           51,831.4584
  01/01/2004    to  12/31/2004       10.325768         11.166699           90,897.0379
  01/01/2005    to  12/31/2005       11.166699         11.430888           81,239.2777
  01/01/2006    to  12/31/2006       11.430888         12.913228           80,451.7821
  01/01/2007    to  12/31/2007       12.913228         13.292451           60,675.2015
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392         14.845874                0.0000
  01/01/2006    to  12/31/2006       14.845874         15.129948              826.1882
  01/01/2007    to  12/31/2007       15.129948         15.434629            4,544.4055
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299558         10.682226          720,542.9887
  01/01/2005    to  12/31/2005       10.682226         11.564000        1,422,692.4881
  01/01/2006    to  12/31/2006       11.564000         12.889121        1,366,621.9717
  01/01/2007    to  12/31/2007       12.889121         13.003740          739,099.8134
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099753         10.386382        3,243,153.4270
  01/01/2005    to  12/31/2005       10.386382         10.911828        5,730,298.7006
  01/01/2006    to  12/31/2006       10.911828         11.983511        6,332,633.9474
  01/01/2007    to  12/31/2007       11.983511         12.324609        7,367,553.0499
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939907         10.102671          234,166.1241
  01/01/2005    to  12/31/2005       10.102671         10.351978          756,252.6071
  01/01/2006    to  12/31/2006       10.351978         11.028330        1,098,774.8711
  01/01/2007    to  12/31/2007       11.028330         11.454372        1,061,716.3459
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239617         10.597177        2,940,895.9305
  01/01/2005    to  12/31/2005       10.597177         11.341452        5,946,430.6290
  01/01/2006    to  12/31/2006       11.341452         12.635176        6,787,420.1380
  01/01/2007    to  12/31/2007       12.635176         12.972506        7,732,298.4253
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009839         10.222816          890,632.4624
  01/01/2005    to  12/31/2005       10.222816         10.608723        2,313,944.8267
  01/01/2006    to  12/31/2006       10.608723         11.469001        2,762,263.2341
  01/01/2007    to  12/31/2007       11.469001         11.944416        3,518,448.6251
============   ==== ==========       =========         =========        ==============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.923714        10,450.6397
  01/01/2005    to  12/31/2005       11.923714         13.153602         7,623.7011
  01/01/2006    to  12/31/2006       13.153602         14.917127         6,070.2771
  01/01/2007    to  12/31/2007       14.917127         15.072869         6,341.9985
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.920707            10.0000
  01/01/2002    to  12/31/2002       10.920707          8.767679         9,029.9842
  01/01/2003    to  12/31/2003        8.767679         11.599408        55,165.3654
  01/01/2004    to  12/31/2004       11.599408         13.702620        66,678.8731
  01/01/2005    to  12/31/2005       13.702620         15.344356        35,083.5705
  01/01/2006    to  12/31/2006       15.344356         19.380650        28,226.4570
  01/01/2007    to  12/31/2007       19.380650         18.782294        27,457.1850
============   ==== ==========       =========         =========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.976269           104.3987
  01/01/2002    to  12/31/2002       10.976269          9.595007        13,761.3072
  01/01/2003    to  12/31/2003        9.595007         11.866859        51,183.3036
  01/01/2004    to  12/31/2004       11.866859         13.306444        27,809.2191
  01/01/2005    to  12/31/2005       13.306444         14.094875        19,662.4351
  01/01/2006    to  12/31/2006       14.094875         15.844132        17,492.7856
  01/01/2007    to  12/31/2007       15.844132         15.107798        16,118.8973
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001        7.718332          7.289812           155.3789
  01/01/2002    to  12/31/2002        7.289812          5.156360        24,686.3637
  01/01/2003    to  12/31/2003        5.156360          6.616144        75,072.8937
  01/01/2004    to  12/31/2004        6.616144          7.032146        62,707.5702
  01/01/2005    to  12/31/2005        7.032146          7.829149        25,984.5683
  01/01/2006    to  12/31/2006        7.829149          7.541105        13,713.0445
  01/01/2007    to  12/31/2007        7.541105          7.558515        11,961.5755
============   ==== ==========       =========         =========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246086         10.615048             0.0000
  01/01/2006    to  12/31/2006       10.615048         11.090346         4,124.1062
  01/01/2007    to  12/31/2007       11.090346         10.227481         4,288.0187
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.297910         2,758.2841
  01/01/2007    to  12/31/2007       10.297910         12.904282         2,749.4513
============   ==== ==========       =========         =========        ===========

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       13.997431         13.943623             7.1442
  01/01/2002    to  12/31/2002       13.943623         13.589148        16,561.3157
  01/01/2003    to  12/31/2003       13.589148         15.872127        80,162.2800
  01/01/2004    to  12/31/2004       15.872127         16.827533        68,536.8793
  01/01/2005    to  12/31/2005       16.827533         16.741568        41,825.0854
  01/01/2006    to  12/31/2006       16.741568         17.912204        35,750.0599
  01/01/2007    to  12/31/2007       17.912204         18.705553        34,798.0264
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       42.151033         41.289644            40.0381
  01/01/2002    to  12/31/2002       41.289644         33.138079        20,465.8014
  01/01/2003    to  12/31/2003       33.138079         42.464964        47,913.7885
  01/01/2004    to  12/31/2004       42.464964         46.885921        39,259.4652
  01/01/2005    to  12/31/2005       46.885921         47.518965        20,457.2287
  01/01/2006    to  12/31/2006       47.518965         54.864963        19,189.0896
  01/01/2007    to  12/31/2007       54.864963         55.773897        19,022.8501
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.836197            98.7674
  01/01/2002    to  12/31/2002       11.836197          8.410685        16,647.1744
  01/01/2003    to  12/31/2003        8.410685         11.448459        46,140.0597
  01/01/2004    to  12/31/2004       11.448459         11.942952        57,561.5874
  01/01/2005    to  12/31/2005       11.942952         12.674847        35,490.0774
  01/01/2006    to  12/31/2006       12.674847         14.186639        32,083.1735
  01/01/2007    to  12/31/2007       14.186639         15.443604        26,980.6352
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.702129          8.045779            11.4914
  01/01/2002    to  12/31/2002        8.045779          6.245031         6,957.0328
  01/01/2003    to  12/31/2003        6.245031          7.611301        21,275.8013
  01/01/2004    to  11/19/2004        7.611301          7.777635        18,278.4033
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.436370             0.0000
  01/01/2007    to  12/31/2007       10.436370         13.974426         1,827.1664
============   ==== ==========       =========         =========        ===========

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.030039          8.360216           134.5703
  01/01/2002    to  12/31/2002        8.360216          7.227526        41,398.0384
  01/01/2003    to  12/31/2003        7.227526          9.354589        51,538.1236
  01/01/2004    to  12/31/2004        9.354589         10.962337        54,327.5799
  01/01/2005    to  12/31/2005       10.962337         12.510627        34,777.9654
  01/01/2006    to  12/31/2006       12.510627         15.521265        33,235.5079
  01/01/2007    to  12/31/2007       15.521265         17.234173        27,961.0586
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       10.118298         10.128944             9.8831
  01/01/2002    to  12/31/2002       10.128944         10.037211        27,961.1702
  01/01/2003    to  12/31/2003       10.037211          9.881184        24,492.9905
  01/01/2004    to  12/31/2004        9.881184          9.747102        12,492.9116
  01/01/2005    to  04/30/2005        9.747102          9.740779             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         12.782124        13,333.2561
  01/01/2005    to  12/31/2005       12.782124         14.194452         4,611.3398
  01/01/2006    to  12/31/2006       14.194452         19.143432         5,630.2057
  01/01/2007    to  12/31/2007       19.143432         15.946665         7,496.8842
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.149152          8.445763           132.6626
  01/01/2002    to  12/31/2002        8.445763          6.230588        54,600.7036
  01/01/2003    to  12/31/2003        6.230588          7.849613       181,964.4460
  01/01/2004    to  12/31/2004        7.849613          8.186475       171,216.7095
  01/01/2005    to  12/31/2005        8.186475          8.403139        91,948.5743
  01/01/2006    to  12/31/2006        8.403139          8.864521        78,934.7952
  01/01/2007    to  12/31/2007        8.864521          9.929508        71,711.9768
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.394134        75,558.6112
  01/01/2004    to  12/31/2004       10.394134         11.105815        93,839.0293
  01/01/2005    to  12/31/2005       11.105815         11.037506        50,658.5510
  01/01/2006    to  12/31/2006       11.037506         10.861386        33,384.9054
  01/01/2007    to  12/31/2007       10.861386         11.794665        29,563.9404
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       10.291670         10.509943             9.7166
  01/01/2002    to  12/31/2002       10.509943         11.259283        45,146.7409
  01/01/2003    to  12/31/2003       11.259283         11.511554       110,672.6700
  01/01/2004    to  12/31/2004       11.511554         11.844988       138,041.2961
  01/01/2005    to  12/31/2005       11.844988         11.872043       116,827.9137
  01/01/2006    to  12/31/2006       11.872043         12.163353       111,539.2523
  01/01/2007    to  12/31/2007       12.163353         12.823035       115,633.6858
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563658          9.973841             0.0000
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001        7.023113          6.078185            14.2387
  01/01/2002    to  12/31/2002        6.078185          2.935223         5,383.0572
  01/01/2003    to  12/31/2003        2.935223          4.533561        20,840.3739
  01/01/2004    to  12/31/2004        4.533561          4.251921        45,311.2102
  01/01/2005    to  12/31/2005        4.251921          4.627103        29,125.9559
  01/01/2006    to  12/31/2006        4.627103          4.778214        26,879.0961
  01/01/2007    to  12/31/2007        4.778214          6.159452        21,835.1960
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.712005          8.216069            11.4784
  01/01/2002    to  12/31/2002        8.216069          4.506699        43,098.4569
  01/01/2003    to  12/31/2003        4.506699          6.036086        91,538.9027
  01/01/2004    to  12/31/2004        6.036086          6.970762        59,303.0571
  01/01/2005    to  12/31/2005        6.970762          7.832612        48,954.5280
  01/01/2006    to  12/31/2006        7.832612          8.151187        44,819.1091
  01/01/2007    to  12/31/2007        8.151187          9.398020        40,749.5257
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.199490        16,756.6891
  01/01/2003    to  12/31/2003        8.199490         11.366509        74,926.8634
  01/01/2004    to  12/31/2004       11.366509         14.093881        67,854.5964
  01/01/2005    to  12/31/2005       14.093881         15.954074        47,591.4425
  01/01/2006    to  12/31/2006       15.954074         17.692495        34,113.6584
  01/01/2007    to  12/31/2007       17.692495         16.816338        31,107.5482
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.070369        11,978.0632
  01/01/2005    to  12/31/2005       11.070369         12.084285         5,688.5853
  01/01/2006    to  12/31/2006       12.084285         12.564869         3,027.6685
  01/01/2007    to  12/31/2007       12.564869         15.288651         2,807.4339
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356         10.433808             0.0000
  01/01/2006    to  12/31/2006       10.433808         11.869623         2,076.9520
  01/01/2007    to  12/31/2007       11.869623         11.343390         3,350.9521
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.740285          9.803847         3,097.1410
  01/01/2006    to  12/31/2006        9.803847         10.047619        18,744.6900
  01/01/2007    to  12/31/2007       10.047619         10.321710         2,918.7384
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  08/01/2001    to  12/31/2001       10.447860         10.131238           165.5321
  01/01/2002    to  12/31/2002       10.131238          8.286912        66,240.5750
  01/01/2003    to  12/31/2003        8.286912         10.619550       146,752.5980
  01/01/2004    to  12/31/2004       10.619550         11.672528       153,950.0918
  01/01/2005    to  12/31/2005       11.672528         12.601842        92,005.2372
  01/01/2006    to  12/31/2006       12.601842         14.132531        74,754.4337
  01/01/2007    to  12/31/2007       14.132531         14.465062        67,513.0736
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       11.572706         11.917960            97.2344
  01/01/2002    to  12/31/2002       11.917960         10.622765        59,885.3250
  01/01/2003    to  12/31/2003       10.622765         13.778783       100,285.6024
  01/01/2004    to  12/31/2004       13.778783         14.808845        74,111.3091
  01/01/2005    to  12/31/2005       14.808845         15.925655        44,092.0624
  01/01/2006    to  12/31/2006       15.925655         17.511568        32,906.1501
  01/01/2007    to  12/31/2007       17.511568         15.948596        28,640.2936
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.597472        44,024.9225
  01/01/2003    to  12/31/2003        7.597472          9.658301        72,122.8253
  01/01/2004    to  12/31/2004        9.658301         10.312638        57,329.7716
  01/01/2005    to  12/31/2005       10.312638         11.477507        24,617.5534
  01/01/2006    to  12/31/2006       11.477507         11.534778        21,951.5352
  01/01/2007    to  12/31/2007       11.534778         12.592692        21,974.2301
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.835035           105.3863
  01/01/2002    to  12/31/2002       10.835035          8.228910         8,618.0709
  01/01/2003    to  12/31/2003        8.228910         10.314288        24,672.9505
  01/01/2004    to  12/31/2004       10.314288         11.148694        26,460.3400
  01/01/2005    to  12/31/2005       11.148694         11.406769        41,035.6655
  01/01/2006    to  12/31/2006       11.406769         12.879559        41,312.2018
  01/01/2007    to  12/31/2007       12.879559         13.251129        41,675.5899
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222         14.763172             0.0000
  01/01/2006    to  12/31/2006       14.763172         15.038163            35.1964
  01/01/2007    to  12/31/2007       15.038163         15.333285            53.0323
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291         10.681379        50,889.6879
  01/01/2005    to  12/31/2005       10.681379         11.557321       204,623.8015
  01/01/2006    to  12/31/2006       11.557321         12.875254       221,223.5060
  01/01/2007    to  12/31/2007       12.875254         12.983219       216,091.0039
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490         10.385557       136,592.1743
  01/01/2005    to  12/31/2005       10.385557         10.905523       464,762.8098
  01/01/2006    to  12/31/2006       10.905523         11.970617       633,308.9436
  01/01/2007    to  12/31/2007       11.970617         12.305159       616,624.2159
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649         10.101868        14,945.8261
  01/01/2005    to  12/31/2005       10.101868         10.345995       119,666.9780
  01/01/2006    to  12/31/2006       10.345995         11.016462        59,384.7414
  01/01/2007    to  12/31/2007       11.016462         11.436295        56,696.8388
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351         10.596336       302,812.7407
  01/01/2005    to  12/31/2005       10.596336         11.334900       592,279.2799
  01/01/2006    to  12/31/2006       11.334900         12.621582       871,871.2044
  01/01/2007    to  12/31/2007       12.621582         12.952034       781,362.9324
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579         10.222004        23,895.0235
  01/01/2005    to  12/31/2005       10.222004         10.602593        49,051.8261
  01/01/2006    to  12/31/2006       10.602593         11.456660        49,197.6711
  01/01/2007    to  12/31/2007       11.456660         11.925566       137,663.7950
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274         11.915717        25,671.3247
  01/01/2005    to  12/31/2005       11.915717         13.131686        16,322.1751
  01/01/2006    to  12/31/2006       13.131686         14.877430        22,458.8643
  01/01/2007    to  12/31/2007       14.877430         15.017648        16,978.1071
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.918227           617.4345
  01/01/2002    to  12/31/2002       10.918227          8.756916        19,257.4078
  01/01/2003    to  12/31/2003        8.756916         11.573593       109,747.8646
  01/01/2004    to  12/31/2004       11.573593         13.658428       127,103.3458
  01/01/2005    to  12/31/2005       13.658428         15.279629        97,654.6279
  01/01/2006    to  12/31/2006       15.279629         19.279670        93,429.3201
  01/01/2007    to  12/31/2007       19.279670         18.665644        66,192.2212
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.973778            10.0000
  01/01/2002    to  12/31/2002       10.973778          9.583231        14,444.5680
  01/01/2003    to  12/31/2003        9.583231         11.840454        93,114.6661
  01/01/2004    to  12/31/2004       11.840454         13.263532        57,847.2871
  01/01/2005    to  12/31/2005       13.263532         14.035421        42,428.8887
  01/01/2006    to  12/31/2006       14.035421         15.761575        39,330.5795
  01/01/2007    to  12/31/2007       15.761575         15.013969        35,531.9549
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001        8.648464          7.273333           916.6381
  01/01/2002    to  12/31/2002        7.273333          5.139555        49,571.4742
  01/01/2003    to  12/31/2003        5.139555          6.587999       149,411.8497
  01/01/2004    to  12/31/2004        6.587999          6.995213       129,966.4412
  01/01/2005    to  12/31/2005        6.995213          7.780271        78,690.3080
  01/01/2006    to  12/31/2006        7.780271          7.486550        74,968.8422
  01/01/2007    to  12/31/2007        7.486550          7.496290        55,625.0173
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245890         10.613303             0.0000
  01/01/2006    to  12/31/2006       10.613303         11.077471         7,956.0069
  01/01/2007    to  12/31/2007       11.077471         10.205338        10,281.4933
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274         10.291000             0.0000
  01/01/2007    to  12/31/2007       10.291000         12.882676           774.0518
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       14.059023         13.912076           232.5383
  01/01/2002    to  12/31/2002       13.912076         13.544852        88,925.7123
  01/01/2003    to  12/31/2003       13.544852         15.804598       247,342.2358
  01/01/2004    to  12/31/2004       15.804598         16.739148       141,156.7642
  01/01/2005    to  12/31/2005       16.739148         16.637034       107,695.3345
  01/01/2006    to  12/31/2006       16.637034         17.782619        81,772.1091
  01/01/2007    to  12/31/2007       17.782619         18.551568        58,603.6934
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       42.815885         41.195623           189.3865
  01/01/2002    to  12/31/2002       41.195623         33.029514        33,921.1012
  01/01/2003    to  12/31/2003       33.029514         42.283588        86,851.5227
  01/01/2004    to  12/31/2004       42.283588         46.638882        60,587.8231
  01/01/2005    to  12/31/2005       46.638882         47.221474        46,980.4616
  01/01/2006    to  12/31/2006       47.221474         54.467151        32,610.6988
  01/01/2007    to  12/31/2007       54.467151         55.313838        23,980.0518
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.833517           860.3962
  01/01/2002    to  12/31/2002       11.833517          8.400363        26,650.6546
  01/01/2003    to  12/31/2003        8.400363         11.423010        63,566.6504
  01/01/2004    to  12/31/2004       11.423010         11.904457        81,790.4398
  01/01/2005    to  12/31/2005       11.904457         12.621405        64,414.3390
  01/01/2006    to  12/31/2006       12.621405         14.112737        48,152.1274
  01/01/2007    to  12/31/2007       14.112737         15.347712        31,524.0355
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.145551          8.027613         1,845.0851
  01/01/2002    to  12/31/2002        8.027613          6.224695        43,010.0212
  01/01/2003    to  12/31/2003        6.224695          7.578934       114,110.1185
  01/01/2004    to  11/19/2004        7.578934          7.737709        50,821.3431
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274         10.429362             0.0000
  01/01/2007    to  12/31/2007       10.429362         13.951021           976.6153
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.519967          8.341342         1,164.3505
  01/01/2002    to  12/31/2002        8.341342          7.203994        49,951.0295
  01/01/2003    to  12/31/2003        7.203994          9.314826        91,596.7494
  01/01/2004    to  12/31/2004        9.314826         10.904804        82,231.1802
  01/01/2005    to  12/31/2005       10.904804         12.432570        49,731.1707
  01/01/2006    to  12/31/2006       12.432570         15.409054        44,998.0483
  01/01/2007    to  12/31/2007       15.409054         17.092381        24,762.5437
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.064193         10.106064             9.9362
  01/01/2002    to  12/31/2002       10.106064         10.004520        80,549.9800
  01/01/2003    to  12/31/2003       10.004520          9.839155        58,500.8813
  01/01/2004    to  12/31/2004        9.839155          9.695915        56,789.9075
  01/01/2005    to  04/30/2005        9.695915          9.686465             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274         12.773556        23,606.7833
  01/01/2005    to  12/31/2005       12.773556         14.170803        14,471.7768
  01/01/2006    to  12/31/2006       14.170803         19.092510        15,389.3290
  01/01/2007    to  12/31/2007       19.092510         15.888249        11,000.6843
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.472551          8.426695         1,926.7612
  01/01/2002    to  12/31/2002        8.426695          6.210289       165,563.0482
  01/01/2003    to  12/31/2003        6.210289          7.816236       354,898.7038
  01/01/2004    to  12/31/2004        7.816236          8.143496       268,850.7477
  01/01/2005    to  12/31/2005        8.143496          8.350692       195,472.5738
  01/01/2006    to  12/31/2006        8.350692          8.800411       171,005.0173
  01/01/2007    to  12/31/2007        8.800411          9.847790       132,758.1190
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.387187       202,936.1077
  01/01/2004    to  12/31/2004       10.387187         11.087270       137,354.6996
  01/01/2005    to  12/31/2005       11.087270         11.008089        66,579.3134
  01/01/2006    to  12/31/2006       11.008089         10.821638        56,731.0990
  01/01/2007    to  12/31/2007       10.821638         11.739694        39,357.7906
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.985193         10.486253           903.0245
  01/01/2002    to  12/31/2002       10.486253         11.222686       144,298.8834
  01/01/2003    to  12/31/2003       11.222686         11.462669       245,347.3877
  01/01/2004    to  12/31/2004       11.462669         11.782865       137,552.5511
  01/01/2005    to  12/31/2005       11.782865         11.798004       108,858.2197
  01/01/2006    to  12/31/2006       11.798004         12.075448        94,330.3341
  01/01/2007    to  12/31/2007       12.075448         12.717570        80,304.5570
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563341          9.972171             0.0000
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  04/27/2001    to  12/31/2001        7.816198          6.064428            12.7939
  01/01/2002    to  12/31/2002        6.064428          2.925649        44,858.5172
  01/01/2003    to  12/31/2003        2.925649          4.514266        67,665.0228
  01/01/2004    to  12/31/2004        4.514266          4.229578        92,831.3259
  01/01/2005    to  12/31/2005        4.229578          4.598203        66,663.1902
  01/01/2006    to  12/31/2006        4.598203          4.743636        62,680.0498
  01/01/2007    to  12/31/2007        4.743636          6.108737        52,982.2295
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001        9.586900          8.197496         1,229.1056
  01/01/2002    to  12/31/2002        8.197496          4.492007        65,444.2870
  01/01/2003    to  12/31/2003        4.492007          6.010409       222,615.7353
  01/01/2004    to  12/31/2004        6.010409          6.934155       130,198.3966
  01/01/2005    to  12/31/2005        6.934155          7.783715       115,269.9705
  01/01/2006    to  12/31/2006        7.783715          8.092224        99,367.9308
  01/01/2007    to  12/31/2007        8.092224          9.320662        82,022.4422
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.194000        33,124.5825
  01/01/2003    to  12/31/2003        8.194000         11.347568       138,201.1328
  01/01/2004    to  12/31/2004       11.347568         14.056302       112,268.4431
  01/01/2005    to  12/31/2005       14.056302         15.895686        85,093.5695
  01/01/2006    to  12/31/2006       15.895686         17.610172        71,916.5790
  01/01/2007    to  12/31/2007       17.610172         16.721258        53,980.2664
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274         11.062939        21,049.4933
  01/01/2005    to  12/31/2005       11.062939         12.064142        11,092.4612
  01/01/2006    to  12/31/2006       12.064142         12.531413        10,224.9311
  01/01/2007    to  12/31/2007       12.531413         15.232623         6,697.5488
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998274         10.426811         3,814.3937
  01/01/2006    to  12/31/2006       10.426811         11.849847         4,270.3416
  01/01/2007    to  12/31/2007       11.849847         11.313110         4,010.8639
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.685895          9.742643       122,300.8727
  01/01/2006    to  12/31/2006        9.742643          9.974944       150,977.5341
  01/01/2007    to  12/31/2007        9.974944         10.236758        75,130.2681
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001    to  12/31/2001       10.855312         10.108370         2,258.4017
  01/01/2002    to  12/31/2002       10.108370          8.259938       128,378.1291
  01/01/2003    to  12/31/2003        8.259938         10.574416       234,395.2975
  01/01/2004    to  12/31/2004       10.574416         11.611272       239,016.4107
  01/01/2005    to  12/31/2005       11.611272         12.523219       161,062.2936
  01/01/2006    to  12/31/2006       12.523219         14.030361       155,403.9527
  01/01/2007    to  12/31/2007       14.030361         14.346053       127,188.0148
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001    to  12/31/2001       10.589457         11.891112         1,123.1872
  01/01/2002    to  12/31/2002       11.891112         10.588230        56,700.0481
  01/01/2003    to  12/31/2003       10.588230         13.720284       147,229.4814
  01/01/2004    to  12/31/2004       13.720284         14.731192        94,297.2614
  01/01/2005    to  12/31/2005       14.731192         15.826360        81,222.1675
  01/01/2006    to  12/31/2006       15.826360         17.385041        63,657.1619
  01/01/2007    to  12/31/2007       17.385041         15.817440        39,339.1909
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.592378        64,509.3442
  01/01/2003    to  12/31/2003        7.592378          9.642193       133,829.6900
  01/01/2004    to  12/31/2004        9.642193         10.285121        99,361.3574
  01/01/2005    to  12/31/2005       10.285121         11.435478        71,831.3218
  01/01/2006    to  12/31/2006       11.435478         11.481079        75,190.2164
  01/01/2007    to  12/31/2007       11.481079         12.521471        58,926.2563
============   ==== ==========       =========         =========       ============

                        2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.832576               10.0000
  01/01/2002    to  12/31/2002       10.832576          8.218811           25,182.7191
  01/01/2003    to  12/31/2003        8.218811         10.291333           41,229.0733
  01/01/2004    to  12/31/2004       10.291333         11.112736           51,661.4167
  01/01/2005    to  12/31/2005       11.112736         11.358647           65,034.9359
  01/01/2006    to  12/31/2006       11.358647         12.812441           38,650.4243
  01/01/2007    to  12/31/2007       12.812441         13.168826           28,921.6342
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.682163         14.599207                0.0000
  01/01/2006    to  12/31/2006       14.599207         14.856324              685.5072
  01/01/2007    to  12/31/2007       14.856324         15.132660              685.5072
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298755         10.679684            7,365.9548
  01/01/2005    to  12/31/2005       10.679684         11.543973          106,891.2154
  01/01/2006    to  12/31/2006       11.543973         12.847566          112,281.4015
  01/01/2007    to  12/31/2007       12.847566         12.942275          102,865.7320
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098965         10.383908          348,044.8269
  01/01/2005    to  12/31/2005       10.383908         10.892925          528,764.2470
  01/01/2006    to  12/31/2006       10.892925         11.944871          656,115.1216
  01/01/2007    to  12/31/2007       11.944871         12.266352          682,998.8439
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939131         10.100263            8,966.3246
  01/01/2005    to  12/31/2005       10.100263         10.334041           17,178.4495
  01/01/2006    to  12/31/2006       10.334041         10.992764           17,934.3279
  01/01/2007    to  12/31/2007       10.992764         11.400225           30,125.4116
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238819         10.594654          543,643.4629
  01/01/2005    to  12/31/2005       10.594654         11.321808          884,419.6739
  01/01/2006    to  12/31/2006       11.321808         12.594437        1,000,328.7331
  01/01/2007    to  12/31/2007       12.594437         12.911188          802,415.3970
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009058         10.220381          273,801.2683
  01/01/2005    to  12/31/2005       10.220381         10.590343          410,652.0364
  01/01/2006    to  12/31/2006       10.590343         11.432017          568,087.9664
  01/01/2007    to  12/31/2007       11.432017         11.887955          731,529.3852
============   ==== ==========       =========         =========        ==============

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         11.907728        31,370.0740
  01/01/2005    to  12/31/2005       11.907728         13.109814        29,408.5086
  01/01/2006    to  12/31/2006       13.109814         14.837854        36,303.7736
  01/01/2007    to  12/31/2007       14.837854         14.962649        33,835.6747
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.692887        87,666.4696
  01/01/2004    to  12/31/2004       11.692887         13.785392       107,551.7072
  01/01/2005    to  12/31/2005       13.785392         15.406303        86,238.7524
  01/01/2006    to  12/31/2006       15.406303         19.420146        75,280.4714
  01/01/2007    to  12/31/2007       19.420146         18.782747        62,901.8688
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.962451        49,809.4994
  01/01/2004    to  12/31/2004       11.962451         13.386766        35,384.6763
  01/01/2005    to  12/31/2005       13.386766         14.151717        28,226.7573
  01/01/2006    to  12/31/2006       14.151717         15.876342        22,835.6573
  01/01/2007    to  12/31/2007       15.876342         15.108094        20,617.3624
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.677059       143,010.0163
  01/01/2004    to  12/31/2004        6.677059          7.082674       133,941.9579
  01/01/2005    to  12/31/2005        7.082674          7.869701        95,505.9231
  01/01/2006    to  12/31/2006        7.869701          7.565054        88,931.1267
  01/01/2007    to  12/31/2007        7.565054          7.567283        57,741.7189
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245695         10.611559             0.0000
  01/01/2006    to  12/31/2006       10.611559         11.064607             0.0000
  01/01/2007    to  12/31/2007       11.064607         10.183235         1,316.4803
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.284091             0.0000
  01/01/2007    to  12/31/2007       10.284091         12.861098         1,148.7826
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.018030       144,853.2736
  01/01/2004    to  12/31/2004       16.018030         16.948206       114,971.4284
  01/01/2005    to  12/31/2005       16.948206         16.828031        81,992.6511
  01/01/2006    to  12/31/2006       16.828031         17.968847        69,707.3441
  01/01/2007    to  12/31/2007       17.968847         18.727017        51,977.7890
============   ==== ==========       =========         =========       ============

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.855921        72,881.9582
  01/01/2004    to  12/31/2004       42.855921         47.222817        71,324.8972
  01/01/2005    to  12/31/2005       47.222817         47.765062        64,077.4105
  01/01/2006    to  12/31/2006       47.765062         55.039266        59,327.2282
  01/01/2007    to  12/31/2007       55.039266         55.838679        56,554.2577
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.540760        42,998.4318
  01/01/2004    to  12/31/2004       11.540760         12.015117        73,108.5388
  01/01/2005    to  12/31/2005       12.015117         12.726042        54,225.5085
  01/01/2006    to  12/31/2006       12.726042         14.215555        46,531.9722
  01/01/2007    to  12/31/2007       14.215555         15.443992        33,809.0099
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.681378        44,988.5086
  01/01/2004    to  11/19/2004        7.681378          7.835364        41,129.1322
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.422355             0.0000
  01/01/2007    to  12/31/2007       10.422355         13.927648           234.7302
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.440699        46,229.8593
  01/01/2004    to  12/31/2004        9.440699         11.041095        81,060.3535
  01/01/2005    to  12/31/2005       11.041095         12.575417        53,351.8014
  01/01/2006    to  12/31/2006       12.575417         15.570576        52,843.7563
  01/01/2007    to  12/31/2007       15.570576         17.254194        36,962.8244
============   ==== ==========       =========         =========        ===========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.096666          9.972016        57,382.7046
  01/01/2004    to  12/31/2004        9.972016          9.816994        64,078.0296
  01/01/2005    to  04/30/2005        9.816994          9.804231             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         12.764997        31,565.0512
  01/01/2005    to  12/31/2005       12.764997         14.147202        17,997.4337
  01/01/2006    to  12/31/2006       14.147202         19.041742        20,642.5617
  01/01/2007    to  12/31/2007       19.041742         15.830068        16,553.3006
============   ==== ==========       =========         =========        ===========

                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.921912         232,072.7023
  01/01/2004    to  12/31/2004        7.921912          8.245328         217,351.0950
  01/01/2005    to  12/31/2005        8.245328          8.446691         156,074.4244
  01/01/2006    to  12/31/2006        8.446691          8.892708         137,534.0808
  01/01/2007    to  12/31/2007        8.892708          9.941074         105,567.2421
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.380246         159,927.6384
  01/01/2004    to  12/31/2004       10.380246         11.068762         171,205.7546
  01/01/2005    to  12/31/2005       11.068762         10.978760         118,754.1884
  01/01/2006    to  12/31/2006       10.978760         10.782048         102,141.5173
  01/01/2007    to  12/31/2007       10.782048         11.684998          76,454.2246
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.617358         131,171.1083
  01/01/2004    to  12/31/2004       11.617358         11.929910          99,283.6491
  01/01/2005    to  12/31/2005       11.929910         11.933334          77,461.3139
  01/01/2006    to  12/31/2006       11.933334         12.201788          67,915.9234
  01/01/2007    to  12/31/2007       12.201788         12.837722          50,466.3402
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563024          9.970501               0.0000
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.305316          4.575366          21,277.4770
  01/01/2004    to  12/31/2004        4.575366          4.282527          39,694.1716
  01/01/2005    to  12/31/2005        4.282527          4.651129          26,372.5236
  01/01/2006    to  12/31/2006        4.651129          4.793453          25,059.5151
  01/01/2007    to  12/31/2007        4.793453          6.166694          19,180.7770
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.091734         139,482.7721
  01/01/2004    to  12/31/2004        6.091734          7.020938          76,592.0630
  01/01/2005    to  12/31/2005        7.020938          7.873283          67,565.1172
  01/01/2006    to  12/31/2006        7.873283          8.177181          60,257.8152
  01/01/2007    to  12/31/2007        8.177181          9.409055          47,391.3719
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.419748          98,541.2877
  01/01/2004    to  12/31/2004       11.419748         14.131547          89,629.8076
  01/01/2005    to  12/31/2005       14.131547         15.964866          71,366.0317
  01/01/2006    to  12/31/2006       15.964866         17.669187          66,421.5343
  01/01/2007    to  12/31/2007       17.669187         16.760427          57,369.8572
============   ==== ==========       =========         =========         ============

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         11.055516        28,818.4921
  01/01/2005    to  12/31/2005       11.055516         12.044039        17,565.5306
  01/01/2006    to  12/31/2006       12.044039         12.498059        17,750.3036
  01/01/2007    to  12/31/2007       12.498059         15.176821        13,442.9782
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998192         10.419817           692.9001
  01/01/2006    to  12/31/2006       10.419817         11.830096         6,191.2777
  01/01/2007    to  12/31/2007       11.830096         11.282900         6,385.4138
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.803573          9.854474        47,629.7585
  01/01/2006    to  12/31/2006        9.854474         10.079384         2,602.5395
  01/01/2007    to  12/31/2007       10.079384         10.333545        22,406.4230
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.717292       130,577.3700
  01/01/2004    to  12/31/2004       10.717292         11.756369       186,488.7410
  01/01/2005    to  12/31/2005       11.756369         12.667083       145,251.1574
  01/01/2006    to  12/31/2006       12.667083         14.177401       130,843.6964
  01/01/2007    to  12/31/2007       14.177401         14.481835       110,456.1032
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.905578       102,993.4673
  01/01/2004    to  12/31/2004       13.905578         14.915178        73,451.5810
  01/01/2005    to  12/31/2005       14.915178         16.008064        60,351.3600
  01/01/2006    to  12/31/2006       16.008064         17.567121        50,802.4709
  01/01/2007    to  12/31/2007       17.567121         15.967034        47,062.7862
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.703565        99,507.4759
  01/01/2004    to  12/31/2004        9.703565         10.340216       106,217.6620
  01/01/2005    to  12/31/2005       10.340216         11.485287        75,623.7424
  01/01/2006    to  12/31/2006       11.485287         11.519592        63,261.1803
  01/01/2007    to  12/31/2007       11.519592         12.550851        46,376.8323
============   ==== ==========       =========         =========       ============

                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.397428           29,927.0459
  01/01/2004    to  12/31/2004       10.397428         11.216052           39,193.2251
  01/01/2005    to  12/31/2005       11.216052         11.452829           39,175.2801
  01/01/2006    to  12/31/2006       11.452829         12.905807           38,596.6065
  01/01/2007    to  12/31/2007       12.905807         13.251461           31,128.0186
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.528669         14.437002                0.0000
  01/01/2006    to  12/31/2006       14.437002         14.676618                0.0000
  01/01/2007    to  12/31/2007       14.676618         14.934588                0.0000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298220         10.677989          155,892.6343
  01/01/2005    to  12/31/2005       10.677989         11.530646          300,066.3359
  01/01/2006    to  12/31/2006       11.530646         12.819947          316,630.1193
  01/01/2007    to  12/31/2007       12.819947         12.901474          201,025.7269
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098439         10.382260          735,259.9208
  01/01/2005    to  12/31/2005       10.382260         10.880346        1,274,871.8928
  01/01/2006    to  12/31/2006       10.880346         11.919190        1,261,307.8705
  01/01/2007    to  12/31/2007       11.919190         12.227681        1,154,152.2595
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938614         10.098659           38,552.2936
  01/01/2005    to  12/31/2005       10.098659         10.322104           49,536.5123
  01/01/2006    to  12/31/2006       10.322104         10.969126          142,746.2810
  01/01/2007    to  12/31/2007       10.969126         11.364282          136,203.1626
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238287         10.592973          455,800.3961
  01/01/2005    to  12/31/2005       10.592973         11.308736        1,160,486.5045
  01/01/2006    to  12/31/2006       11.308736         12.567360        1,328,693.1090
  01/01/2007    to  12/31/2007       12.567360         12.870484        1,672,461.4158
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008537         10.218758        1,048,355.7398
  01/01/2005    to  12/31/2005       10.218758         10.578112        1,421,861.3912
  01/01/2006    to  12/31/2006       10.578112         11.407435        1,583,591.4467
  01/01/2007    to  12/31/2007       11.407435         11.850475        1,682,525.0732
============   ==== ==========       =========         =========        ==============

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998151         11.903734         1,456.4520
  01/01/2005    to  12/31/2005       11.903734         13.098888         1,378.1494
  01/01/2006    to  12/31/2006       13.098888         14.818098         1,358.5969
  01/01/2007    to  12/31/2007       14.818098         14.935215         1,350.2325
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.914501            10.0000
  01/01/2002    to  12/31/2002       10.914501          8.740772         4,088.1828
  01/01/2003    to  12/31/2003        8.740772         11.534955         9,766.1243
  01/01/2004    to  12/31/2004       11.534955         13.592384         4,862.7364
  01/01/2005    to  12/31/2005       13.592384         15.183030         4,574.0224
  01/01/2006    to  12/31/2006       15.183030         19.129168         4,207.8110
  01/01/2007    to  12/31/2007       19.129168         18.492014         4,122.3406
============   ==== ==========       =========         =========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.970039            10.0000
  01/01/2002    to  12/31/2002       10.970039          9.565587         1,349.6073
  01/01/2003    to  12/31/2003        9.565587         11.800961         4,786.2285
  01/01/2004    to  12/31/2004       11.800961         13.199431           606.0453
  01/01/2005    to  12/31/2005       13.199431         13.946723           571.2357
  01/01/2006    to  12/31/2006       13.946723         15.638567           563.6990
  01/01/2007    to  12/31/2007       15.638567         14.874343           561.6689
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001        7.718332          7.282231            12.9562
  01/01/2002    to  12/31/2002        7.282231          5.138103        10,170.4578
  01/01/2003    to  12/31/2003        5.138103          6.576276        14,542.0419
  01/01/2004    to  12/31/2004        6.576276          6.972272         6,557.9732
  01/01/2005    to  12/31/2005        6.972272          7.743170         6,461.5170
  01/01/2006    to  12/31/2006        7.743170          7.439708         6,646.9290
  01/01/2007    to  12/31/2007        7.439708          7.438159         6,957.2151
============   ==== ==========       =========         =========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245597         10.610687             0.0000
  01/01/2006    to  12/31/2006       10.610687         11.058180             0.0000
  01/01/2007    to  12/31/2007       11.058180         10.172202             0.0000
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988151         10.280639             0.0000
  01/01/2007    to  12/31/2007       10.280639         12.850323             0.0000
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       13.997431         13.929118             7.1442
  01/01/2002    to  12/31/2002       13.929118         13.541111        14,183.6325
  01/01/2003    to  12/31/2003       13.541111         15.776564        14,654.5107
  01/01/2004    to  12/31/2004       15.776564         16.684351         2,567.5166
  01/01/2005    to  12/31/2005       16.684351         16.557788         2,642.1963
  01/01/2006    to  12/31/2006       16.557788         17.671470         2,681.0203
  01/01/2007    to  12/31/2007       17.671470         18.407838         2,670.2775
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       42.151033         41.246677             2.3724
  01/01/2002    to  12/31/2002       41.246677         33.020784         7,140.4844
  01/01/2003    to  12/31/2003       33.020784         42.209120         8,095.4393
  01/01/2004    to  12/31/2004       42.209120         46.486801         2,360.3992
  01/01/2005    to  12/31/2005       46.486801         46.997154         2,373.4738
  01/01/2006    to  12/31/2006       46.997154         54.127409         2,295.3560
  01/01/2007    to  12/31/2007       54.127409         54.885985         2,275.5985
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.829489            10.0000
  01/01/2002    to  12/31/2002       11.829489          8.384889         5,328.4335
  01/01/2003    to  12/31/2003        8.384889         11.384898         4,951.0324
  01/01/2004    to  12/31/2004       11.384898         11.846906         3,754.6974
  01/01/2005    to  12/31/2005       11.846906         12.541624         3,695.4200
  01/01/2006    to  12/31/2006       12.541624         14.002566         3,643.3735
  01/01/2007    to  12/31/2007       14.002566         15.204950         3,471.7992
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.702129          8.037404            11.4914
  01/01/2002    to  12/31/2002        8.037404          6.222927         3,948.8738
  01/01/2003    to  12/31/2003        6.222927          7.565436         2,257.7675
  01/01/2004    to  11/19/2004        7.565436          7.713685         1,538.7286
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988151         10.418854             0.0000
  01/01/2007    to  12/31/2007       10.418854         13.915976             0.0000
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.030039          8.351514            11.0741
  01/01/2002    to  12/31/2002        8.351514          7.201956         6,719.0481
  01/01/2003    to  12/31/2003        7.201956          9.298241         5,591.0673
  01/01/2004    to  12/31/2004        9.298241         10.869038         3,088.7507
  01/01/2005    to  12/31/2005       10.869038         12.373282         2,905.7055
  01/01/2006    to  12/31/2006       12.373282         15.312662         2,593.4564
  01/01/2007    to  12/31/2007       15.312662         16.959863         2,457.6178
============   ==== ==========       =========         =========        ===========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       10.118298         10.118399             9.8831
  01/01/2002    to  12/31/2002       10.118399         10.001729         2,098.7479
  01/01/2003    to  12/31/2003       10.001729          9.821664        12,497.3791
  01/01/2004    to  12/31/2004        9.821664          9.664132         2,520.7846
  01/01/2005    to  04/30/2005        9.664132          9.649994             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998151         12.760718           691.7403
  01/01/2005    to  12/31/2005       12.760718         14.135411           629.8552
  01/01/2006    to  12/31/2006       14.135411         19.016399           510.2260
  01/01/2007    to  12/31/2007       19.016399         15.801046           600.2649
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.149152          8.436969            10.9300
  01/01/2002    to  12/31/2002        8.436969          6.208524        25,592.6115
  01/01/2003    to  12/31/2003        6.208524          7.802322        30,010.7212
  01/01/2004    to  12/31/2004        7.802322          8.116785         5,380.3409
  01/01/2005    to  12/31/2005        8.116785          8.310865         5,448.4007
  01/01/2006    to  12/31/2006        8.310865          8.745347         5,593.7394
  01/01/2007    to  12/31/2007        8.745347          9.771427         5,202.4167
============   ==== ==========       =========         =========        ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.376770        12,834.2573
  01/01/2004    to  12/31/2004       10.376770         11.059510         4,032.7931
  01/01/2005    to  12/31/2005       11.059510         10.964113         4,250.9772
  01/01/2006    to  12/31/2006       10.964113         10.762294         4,481.6727
  01/01/2007    to  12/31/2007       10.762294         11.657729         4,541.6343
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       10.291670         10.499015             9.7166
  01/01/2002    to  12/31/2002       10.499015         11.219500        28,113.6688
  01/01/2003    to  12/31/2003       11.219500         11.442232        18,301.0775
  01/01/2004    to  12/31/2004       11.442232         11.744182         3,084.2633
  01/01/2005    to  12/31/2005       11.744182         11.741695         2,985.5125
  01/01/2006    to  12/31/2006       11.741695         11.999853         3,091.1308
  01/01/2007    to  12/31/2007       11.999853         12.618917         3,046.5048
============   ==== ==========       =========         =========        ===========
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.562865          9.969666             0.0000
============   ==== ==========       =========         =========        ===========
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001        7.023113          6.071856            14.2387
  01/01/2002    to  12/31/2002        6.071856          2.924829            14.2387
  01/01/2003    to  12/31/2003        2.924829          4.506250         1,507.1567
  01/01/2004    to  12/31/2004        4.506250          4.215719         1,912.2277
  01/01/2005    to  12/31/2005        4.215719          4.576290         1,942.7854
  01/01/2006    to  12/31/2006        4.576290          4.713972         1,991.8701
  01/01/2007    to  12/31/2007        4.713972          6.061397         1,834.4363
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.712005          8.207514            11.4784
  01/01/2002    to  12/31/2002        8.207514          4.490732        14,915.8652
  01/01/2003    to  12/31/2003        4.490732          5.999707        14,483.8006
  01/01/2004    to  12/31/2004        5.999707          6.911409         1,813.9419
  01/01/2005    to  12/31/2005        6.911409          7.746594         1,752.4464
  01/01/2006    to  12/31/2006        7.746594          8.041590         1,610.8620
  01/01/2007    to  12/31/2007        8.041590          9.248387         1,691.3908
============   ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.185772         2,920.9162
  01/01/2003    to  12/31/2003        8.185772         11.319216         8,426.1391
  01/01/2004    to  12/31/2004       11.319216         14.000125         2,798.6279
  01/01/2005    to  12/31/2005       14.000125         15.808516         2,623.9024
  01/01/2006    to  12/31/2006       15.808516         17.487423         2,603.1522
  01/01/2007    to  12/31/2007       17.487423         16.579668         2,643.7512
============   ==== ==========       =========         =========        ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998151         11.051806         1,555.5226
  01/01/2005    to  12/31/2005       11.051806         12.033997         1,484.0005
  01/01/2006    to  12/31/2006       12.033997         12.481408         1,512.6276
  01/01/2007    to  12/31/2007       12.481408         15.148986         1,395.0740
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998151         10.416322             0.0000
  01/01/2006    to  12/31/2006       10.416322         11.820233             0.0000
  01/01/2007    to  12/31/2007       11.820233         11.267825             0.0000
============   ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.649307          9.696191         2,321.7378
  01/01/2006    to  12/31/2006        9.696191          9.912546         2,137.3918
  01/01/2007    to  12/31/2007        9.912546         10.157392         1,959.4666
============   ==== ==========       =========         =========        ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  08/01/2001    to  12/31/2001       10.447860         10.120696             9.5713
  01/01/2002    to  12/31/2002       10.120696          8.257592        18,367.5619
  01/01/2003    to  12/31/2003        8.257592         10.555580        18,703.6948
  01/01/2004    to  12/31/2004       10.555580         11.573176        10,644.3345
  01/01/2005    to  12/31/2005       11.573176         12.463486        10,561.5481
  01/01/2006    to  12/31/2006       12.463486         13.942576        10,411.3474
  01/01/2007    to  12/31/2007       13.942576         14.234807        10,347.2470
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       11.572706         11.905572             8.6410
  01/01/2002    to  12/31/2002       11.905572         10.585189         7,628.2307
  01/01/2003    to  12/31/2003       10.585189         13.695808         9,617.1836
  01/01/2004    to  12/31/2004       13.695808         14.682813         3,091.7558
  01/01/2005    to  12/31/2005       14.682813         15.750820         3,014.0966
  01/01/2006    to  12/31/2006       15.750820         17.276208         3,111.0651
  01/01/2007    to  12/31/2007       17.276208         15.694721         3,158.2603
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.584747        10,801.3343
  01/01/2003    to  12/31/2003        7.584747          9.618084         8,297.5845
  01/01/2004    to  12/31/2004        9.618084         10.243989         3,259.6126
  01/01/2005    to  12/31/2005       10.243989         11.372735         3,136.9346
  01/01/2006    to  12/31/2006       11.372735         11.401015         3,309.3020
  01/01/2007    to  12/31/2007       11.401015         12.415415         3,178.2729
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.828879            10.0000
  01/01/2002    to  12/31/2002       10.828879          8.203658         2,069.6926
  01/01/2003    to  12/31/2003        8.203658         10.256991         1,372.7361
  01/01/2004    to  12/31/2004       10.256991         11.059014           228.6102
  01/01/2005    to  12/31/2005       11.059014         11.286846           219.0196
  01/01/2006    to  12/31/2006       11.286846         12.712427           225.8881
  01/01/2007    to  12/31/2007       12.712427         13.046340           218.7032
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.452524         14.356577             0.0000
  01/01/2006    to  12/31/2006       14.356577         14.587582             0.0000
  01/01/2007    to  12/31/2007       14.587582         14.836526             0.0000
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.297953         10.677142             0.0000
  01/01/2005    to  12/31/2005       10.677142         11.523985             0.0000
  01/01/2006    to  12/31/2006       11.523985         12.806154             0.0000
  01/01/2007    to  12/31/2007       12.806154         12.881114             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098177         10.381436        61,371.3286
  01/01/2005    to  12/31/2005       10.381436         10.874060        60,330.1087
  01/01/2006    to  12/31/2006       10.874060         11.906365        58,864.5957
  01/01/2007    to  12/31/2007       11.906365         12.208384        57,350.1480
============   ==== ==========       =========         =========        ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938355         10.097857        10,220.2457
  01/01/2005    to  12/31/2005       10.097857         10.316139         9,202.7619
  01/01/2006    to  12/31/2006       10.316139         10.957321             0.0000
  01/01/2007    to  12/31/2007       10.957321         11.346346             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238020         10.592132        32,390.2315
  01/01/2005    to  12/31/2005       10.592132         11.302203        32,286.8846
  01/01/2006    to  12/31/2006       11.302203         12.553839        39,577.6363
  01/01/2007    to  12/31/2007       12.553839         12.850173        20,233.2255
============   ==== ==========       =========         =========        ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008277         10.217947         2,835.5240
  01/01/2005    to  12/31/2005       10.217947         10.572000         2,659.6651
  01/01/2006    to  12/31/2006       10.572000         11.395160         2,494.3115
  01/01/2007    to  12/31/2007       11.395160         11.831773        22,221.2601
============   ==== ==========       =========         =========        ===========

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.



The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and the Board of Directors of MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year then ended and the statements of changes in net assets for each of the periods presented in the two years ended December 31, 2007, for each of the individual Sub-Accounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                  APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid-Cap Growth Sub-Account
MIST Lord Abbett Mid-Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Neuberger Berman Real Estate Sub-Account
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF FI International Stock Sub-Account
MSF BlackRock Money Market Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account

MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Oppenheimer Global Equity Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Fidelity VIP Growth Opportunties Sub-Account
Fidelity VIP Equity-Income Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account

                                  APPENDIX B

MIST Lord Abbett America's Value Sub-Account
MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

                                          MIST              MIST             MIST            MIST
                                       LORD ABBETT      LORD ABBETT       VAN KAMPEN      LORD ABBETT
                                    GROWTH AND INCOME  BOND DEBENTURE   MID-CAP GROWTH   MID-CAP VALUE
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ----------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $  1,075,806,784  $    297,944,054 $     62,714,143 $    300,179,301
 Other receivables.................               --                --               --               --
 Due from MetLife Investors
   Insurance Company...............               --                --               --               --
                                    ----------------  ---------------- ---------------- ----------------
     Total Assets..................    1,075,806,784       297,944,054       62,714,143      300,179,301
                                    ----------------  ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                --               --               --
 Due to MetLife Investors Insurance
   Company.........................              692               990              327              511
                                    ----------------  ---------------- ---------------- ----------------
     Total Liabilities.............              692               990              327              511
                                    ----------------  ---------------- ---------------- ----------------

NET ASSETS......................... $  1,075,806,092  $    297,943,064 $     62,713,816 $    300,178,790
                                    ================  ================ ================ ================
 Units outstanding.................       18,549,732        15,243,991        4,713,956       10,670,585
 Unit value (accumulation).........  $17.17 - $64.94   $14.04 - $20.75  $12.65 - $13.83  $26.10 - $29.40

  The accompanying notes are an integral part of these financial statements.

        MIST              MIST               MIST               MIST            MIST              MIST
    OPPENHEIMER      PIMCO INFLATION  LEGG MASON PARTNERS      PIMCO             RCM         T. ROWE PRICE
CAPITAL APPRECIATION PROTECTED BOND    AGGRESSIVE GROWTH    TOTAL RETURN     TECHNOLOGY      MID-CAP GROWTH
    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ---------------- ------------------- ---------------- ---------------- ----------------
  $    137,208,190   $     58,385,547  $     87,874,937   $    283,534,651 $     13,379,824 $     92,324,303
                --                 --                --                 --               --               --

                --                 --                --                 --               --               --
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
       137,208,190         58,385,547        87,874,937        283,534,651       13,379,824       92,324,303
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
                --                 --                --                 --               --               --

               805                394               378                686              686              420
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
               805                394               378                686              686              420
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------

  $    137,207,385   $     58,385,153  $     87,874,559   $    283,533,965 $     13,379,138 $     92,323,883
  ================   ================  ================   ================ ================ ================
        13,026,225          4,886,261        10,825,029         21,297,880        2,132,403        9,539,996
    $9.77 - $12.72    $11.60 - $12.19    $7.44 - $10.90    $12.62 - $14.09    $6.06 - $6.43   $9.25 - $10.08

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                         MIST              MIST             MIST              MIST
                                     MFS RESEARCH    MET/AIM SMALL CAP     LAZARD        HARRIS OAKMARK
                                     INTERNATIONAL        GROWTH           MID-CAP       INTERNATIONAL
                                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ----------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $    212,535,675 $     71,015,930  $     57,996,717 $     91,235,396
 Other receivables.................               --               --                --               --
 Due from MetLife Investors
   Insurance Company...............               --               --                --               --
                                    ---------------- ----------------  ---------------- ----------------
     Total Assets..................      212,535,675       71,015,930        57,996,717       91,235,396
                                    ---------------- ----------------  ---------------- ----------------
LIABILITIES:
 Other payables....................               --               --                --               --
 Due to MetLife Investors Insurance
   Company.........................              953              374               905              165
                                    ---------------- ----------------  ---------------- ----------------
     Total Liabilities.............              953              374               905              165
                                    ---------------- ----------------  ---------------- ----------------

NET ASSETS......................... $    212,534,722 $     71,015,556  $     57,995,812 $     91,235,231
                                    ================ ================  ================ ================
 Units outstanding.................       10,899,017        4,651,987         3,770,936        4,762,025
 Unit value (accumulation).........  $16.96 - $25.97   $9.20 - $16.11   $14.87 - $16.45  $18.49 - $19.59

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST             MIST            MIST               MIST              MIST
 THIRD AVENUE    NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS        METLIFE            METLIFE
SMALL CAP VALUE    REAL ESTATE         GROWTH       MID CAP VALUE   DEFENSIVE STRATEGY MODERATE STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ------------------ -----------------
$     77,454,566 $     49,736,654 $     15,254,809 $     33,020,924  $    144,052,893  $    480,378,554
              --               --               --               --                --                --

              --               --               --               --                --                --
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
      77,454,566       49,736,654       15,254,809       33,020,924       144,052,893       480,378,554
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
              --               --               --               --                --                --

             461              525              673              491               423               317
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
             461              525              673              491               423               317
---------------- ---------------- ---------------- ----------------  ----------------  ----------------

$     77,454,105 $     49,736,129 $     15,254,136 $     33,020,433  $    144,052,470  $    480,378,237
================ ================ ================ ================  ================  ================
       4,502,597        2,938,688          986,986        2,167,077        12,464,828        39,851,796
 $16.58 - $19.37  $15.74 - $23.87  $15.09 - $15.69  $14.88 - $15.47   $11.31 - $11.90   $11.79 - $12.41

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MIST             MIST               MIST              MIST
                                         METLIFE          METLIFE            METLIFE         VAN KAMPEN
                                    BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                    ----------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value......... $  1,240,119,491  $  1,381,940,169  $    125,554,882   $     82,325,956
 Other receivables.................               --                --                --                 --
 Due from MetLife Investors
   Insurance Company...............               --                --                --                 --
                                    ----------------  ----------------  ----------------   ----------------
     Total Assets..................    1,240,119,491     1,381,940,169       125,554,882         82,325,956
                                    ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables....................               --                --                --                 --
 Due to MetLife Investors Insurance
   Company.........................              308               311               315                821
                                    ----------------  ----------------  ----------------   ----------------
     Total Liabilities.............              308               311               315                821
                                    ----------------  ----------------  ----------------   ----------------

NET ASSETS......................... $  1,240,119,183  $  1,381,939,858  $    125,554,567   $     82,325,135
                                    ================  ================  ================   ================
 Units outstanding.................       99,569,767       105,495,650         9,584,925          7,096,082
 Unit value (accumulation).........  $12.17 - $12.80   $12.81 - $13.47   $12.84 - $13.51    $11.24 - $11.73

  The accompanying notes are an integral part of these financial statements.

     MIST             MIST              MIST               MIST                                MIST
   CYCLICAL      CYCLICAL GROWTH     LEGG MASON          MET/AIM              MIST           PIONEER
  GROWTH ETF     AND INCOME ETF     VALUE EQUITY   CAPITAL APPRECIATION   PIONEER FUND   STRATEGIC INCOME
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- -------------------- ---------------- ----------------
$     35,243,498 $     57,258,938 $     28,657,843   $     17,444,123   $        694,530 $      1,516,083
              --               --               --                 --                 --               --

              --               --               --                 --                 --               --
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
      35,243,498       57,258,938       28,657,843         17,444,123            694,530        1,516,083
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
              --               --               --                 --                 --               --

             166               56              771                835                544              846
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
             166               56              771                835                544              846
---------------- ---------------- ----------------   ----------------   ---------------- ----------------

$     35,243,332 $     57,258,882 $     28,657,072   $     17,443,288   $        693,986 $      1,515,237
================ ================ ================   ================   ================ ================
       2,966,761        4,939,205        2,772,017          6,414,526             32,107           72,551
 $11.76 - $11.92  $11.47 - $11.63  $10.15 - $10.49    $15.23 - $16.19    $19.29 - $22.32  $19.14 - $21.63

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MIST             MIST             MIST               MIST
                                      MFS EMERGING    LOOMIS SAYLES       STRATEGIC          STRATEGIC
                                     MARKETS EQUITY   GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                    ---------------- ---------------- ----------------- -------------------
ASSETS:
 Investments at fair value......... $      6,785,580 $     14,023,253 $    279,701,802   $    282,881,830
 Other receivables.................               --               --               --                 --
 Due from MetLife Investors
   Insurance Company...............               --               --               --                 --
                                    ---------------- ---------------- ----------------   ----------------
     Total Assets..................        6,785,580       14,023,253      279,701,802        282,881,830
                                    ---------------- ---------------- ----------------   ----------------
LIABILITIES:
 Other payables....................               --               --               --                 --
 Due to MetLife Investors Insurance
   Company.........................              601              726              110                 47
                                    ---------------- ---------------- ----------------   ----------------
     Total Liabilities.............              601              726              110                 47
                                    ---------------- ---------------- ----------------   ----------------

NET ASSETS......................... $      6,784,979 $     14,022,527 $    279,701,692   $    282,881,783
                                    ================ ================ ================   ================
 Units outstanding.................          482,984        1,085,823       26,151,881         25,976,646
 Unit value (accumulation).........  $13.89 - $14.14  $12.83 - $13.06  $10.64 - $10.72    $10.83 - $10.91

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST
   STRATEGIC         RAINIER           RUSSELL            RUSSELL          RUSSELL          RUSSELL
    GROWTH       LARGE CAP EQUITY MULTI-STYLE EQUITY AGGRESSIVE EQUITY    NON-U.S.         CORE BOND
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------ ----------------- ---------------- ----------------
$    150,092,414 $      1,150,081  $     18,778,653  $      4,129,637  $      9,316,819 $     14,474,367
              --               --                --                --                --               --

              --               --                --                --                --               --
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
     150,092,414        1,150,081        18,778,653         4,129,637         9,316,819       14,474,367
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
              --               --                --                --                --               --

              38              451                66                68                33               40
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
              38              451                66                68                33               40
---------------- ----------------  ----------------  ----------------  ---------------- ----------------

$    150,092,376 $      1,149,630  $     18,778,587  $      4,129,569  $      9,316,786 $     14,474,327
================ ================  ================  ================  ================ ================
      13,578,671          115,191         1,311,535           267,701           494,438          962,148
 $11.00 - $11.08    $9.97 - $9.98            $14.32            $15.43            $18.84           $15.04

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                        RUSSELL         AIM V.I.              DWS               MSF
                                      REAL ESTATE     INTERNATIONAL   GOVERNMENT & AGENCY  DAVIS VENTURE
                                      SECURITIES         GROWTH           SECURITIES           VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                    ---------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value......... $      2,112,446 $     13,840,571  $      1,049,086   $    286,644,675
 Other receivables.................               --               --                --                 --
 Due from MetLife Investors
   Insurance Company...............               --               --                --                 --
                                    ---------------- ----------------  ----------------   ----------------
     Total Assets..................        2,112,446       13,840,571         1,049,086        286,644,675
                                    ---------------- ----------------  ----------------   ----------------
LIABILITIES:
 Other payables....................               --               --                --                 --
 Due to MetLife Investors Insurance
   Company.........................               --              944               321                649
                                    ---------------- ----------------  ----------------   ----------------
     Total Liabilities.............               --              944               321                649
                                    ---------------- ----------------  ----------------   ----------------

NET ASSETS......................... $      2,112,446 $     13,839,627  $      1,048,765   $    286,644,026
                                    ================ ================  ================   ================
 Units outstanding.................           73,964          647,307            72,036         17,773,074
 Unit value (accumulation).........           $28.56  $13.29 - $30.15   $14.22 - $14.61    $14.23 - $42.65

  The accompanying notes are an integral part of these financial statements.

      MSF              MSF                               MSF              MSF              MSF
 HARRIS OAKMARK     JENNISON            MSF        CAPITAL GUARDIAN FI INTERNATIONAL    BLACKROCK
 FOCUSED VALUE       GROWTH       MFS TOTAL RETURN   U.S. EQUITY         STOCK         MONEY MARKET
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$     67,473,830 $     70,724,623 $     86,771,043 $    153,904,458 $      8,921,204 $    109,888,716
              --               --               --               --               --               --

              --               --               --               --               --               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
      67,473,830       70,724,623       86,771,043      153,904,458        8,921,204      109,888,716
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
              --               --               --               --               --               --

             329              733              552              378              660              795
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
             329              733              552              378              660              795
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$     67,473,501 $     70,723,890 $     86,770,491 $    153,904,080 $      8,920,544 $    109,887,921
================ ================ ================ ================ ================ ================
       4,151,214        5,787,011        3,404,791       12,051,365          432,898       10,356,826
 $15.69 - $16.65   $5.45 - $15.28  $12.91 - $52.56  $12.26 - $13.19  $12.83 - $21.73  $10.16 - $11.22

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MSF              MSF                MSF                MSF
                                     METLIFE STOCK      BLACKROCK     BLACKROCK STRATEGIC FRANKLIN TEMPLETON
                                         INDEX         BOND INCOME           VALUE         SMALL CAP GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                    ---------------- ---------------- ------------------- ------------------
ASSETS:
 Investments at fair value......... $     38,415,638 $     29,400,854  $      2,389,930    $     13,363,985
 Other receivables.................               --               --                --                  --
 Due from MetLife Investors
   Insurance Company...............               --               --                --                  --
                                    ---------------- ----------------  ----------------    ----------------
     Total Assets..................       38,415,638       29,400,854         2,389,930          13,363,985
                                    ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables....................               --               --                --                  --
 Due to MetLife Investors Insurance
   Company.........................              389              704               520                 654
                                    ---------------- ----------------  ----------------    ----------------
     Total Liabilities.............              389              704               520                 654
                                    ---------------- ----------------  ----------------    ----------------

NET ASSETS......................... $     38,415,249 $     29,400,150  $      2,389,410    $     13,363,331
                                    ================ ================  ================    ================
 Units outstanding.................        2,846,982          580,953           118,620           1,193,998
 Unit value (accumulation).........  $10.31 - $13.82  $42.95 - $56.83   $19.51 - $20.41     $10.81 - $11.67

  The accompanying notes are an integral part of these financial statements.

 MSF WESTERN ASSET   MSF WESTERN ASSET       MSF                MSF               MSF
MANAGEMENT STRATEGIC  MANAGEMENT U.S.   T. ROWE PRICE   T. ROWE PRICE LARGE   OPPENHEIMER        PUTNAM VT
 BOND OPPORTUNITIES     GOVERNMENT     SMALL CAP GROWTH     CAP GROWTH       GLOBAL EQUITY   GROWTH AND INCOME
    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  $      5,877,666   $      1,941,171  $     11,606,201  $     73,226,866   $     19,497,686 $     15,744,539
                --                 --                --                --                 --               --

                --                 --                --                --                 --               --
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
         5,877,666          1,941,171        11,606,201        73,226,866         19,497,686       15,744,539
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
                --                 --                --                --                 --               --

               356                574               818               520                716              968
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
               356                574               818               520                716              968
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------

  $      5,877,310   $      1,940,597  $     11,605,383  $     73,226,346   $     19,496,970 $     15,743,571
  ================   ================  ================  ================   ================ ================
           279,280            123,153           724,186         4,816,195            928,692        1,019,458
   $19.80 - $21.80    $15.03 - $16.81   $15.07 - $17.25   $14.53 - $16.29    $19.16 - $21.70  $13.20 - $60.63

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                                                         FTVIPT TEMPLETON FTVIPT TEMPLETON
                                       PUTNAM VT           PUTNAM VT          GROWTH          FOREIGN
                                         VISTA           EQUITY INCOME      SECURITIES       SECURITIES
                                      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ----------------    ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $      3,664,609    $     44,392,276 $     18,988,790 $     52,175,644
 Other receivables.................               --                  --               --               --
 Due from MetLife Investors
   Insurance Company...............               --                  --               --               --
                                    ----------------    ---------------- ---------------- ----------------
     Total Assets..................        3,664,609          44,392,276       18,988,790       52,175,644
                                    ----------------    ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                  --               --               --
 Due to MetLife Investors Insurance
   Company.........................              340                 615              893              410
                                    ----------------    ---------------- ---------------- ----------------
     Total Liabilities.............              340                 615              893              410
                                    ----------------    ---------------- ---------------- ----------------

NET ASSETS......................... $      3,664,269    $     44,391,661 $     18,987,897 $     52,175,234
                                    ================    ================ ================ ================
 Units outstanding.................          264,111           2,648,811          963,068        2,895,980
 Unit value (accumulation).........  $13.29 - $16.69     $16.07 - $16.96  $16.68 - $20.94  $15.73 - $39.15

  The accompanying notes are an integral part of these financial statements.

 FTVIPT TEMPLETON   FIDELITY VIP                                                           PIMCO VIT
    DEVELOPING         GROWTH        FIDELITY VIP       PIMCO VIT        PIMCO VIT        STOCKSPLUS
MARKETS SECURITIES  OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD       LOW DURATION   GROWTH AND INCOME
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------ ---------------- ---------------- ---------------- ---------------- -----------------
 $     41,234,477  $        197,918 $      8,848,013 $      8,446,469 $      8,993,203 $      1,513,402
               --                --               --               --               --               --

               --                --               --               --               --               --
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
       41,234,477           197,918        8,848,013        8,446,469        8,993,203        1,513,402
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
               --                --               --               --               --               --

              211                61              425              339              312              423
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
              211                61              425              339              312              423
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------

 $     41,234,266  $        197,857 $      8,847,588 $      8,446,130 $      8,992,891 $      1,512,979
 ================  ================ ================ ================ ================ ================
        1,736,965            16,783          506,284          589,348          689,390          135,574
  $16.12 - $26.13            $11.79  $15.32 - $65.79  $13.82 - $14.64  $12.59 - $13.28  $10.63 - $16.07

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007

                                                                AMERICAN FUNDS
                                                 PIMCO VIT          GLOBAL
                                                TOTAL RETURN        GROWTH
                                                SUB-ACCOUNT      SUB-ACCOUNT
                                              ---------------- ----------------
ASSETS:
 Investments at fair value................... $     18,565,806 $     10,518,454
 Other receivables...........................               --               --
 Due from MetLife Investors Insurance Company               --               --
                                              ---------------- ----------------
     Total Assets............................       18,565,806       10,518,454
                                              ---------------- ----------------
LIABILITIES:
 Other payables..............................               --               --
 Due to MetLife Investors Insurance Company..               68              856
                                              ---------------- ----------------
     Total Liabilities.......................               68              856
                                              ---------------- ----------------

NET ASSETS................................... $     18,565,738 $     10,517,598
                                              ================ ================
 Units outstanding...........................        1,271,571          344,425
 Unit value (accumulation)...................  $14.30 - $14.69  $27.80 - $31.43

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MIST              MIST             MIST            MIST
                                             LORD ABBETT      LORD ABBETT       VAN KAMPEN      LORD ABBETT
                                          GROWTH AND INCOME  BOND DEBENTURE   MID-CAP GROWTH   MID-CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $     11,468,193  $     15,736,758 $             -- $      2,158,214
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....       14,086,657         3,594,662          615,658        3,374,882
   Administrative charges................        2,375,667           689,747          135,794          732,416
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................       16,462,324         4,284,409          751,452        4,107,298
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........      (4,994,131)        11,452,349        (751,452)      (1,949,084)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........       53,542,788           374,700        5,110,259       39,821,401
   Realized gains (losses) on sale of
     investments.........................       61,635,858         5,665,466        3,129,030       23,400,107
                                          ----------------  ---------------- ---------------- ----------------
                                               115,178,646         6,040,166        8,239,289       63,221,508
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................     (79,135,154)       (2,410,074)        4,492,175     (66,496,374)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............       36,043,492         3,630,092       12,731,464      (3,274,866)
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $     31,049,361  $     15,082,441 $     11,980,012 $    (5,223,950)
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST                MIST                  MIST              MIST               MIST               MIST
  LORD ABBETT         MET/PUTNAM           OPPENHEIMER      PIMCO INFLATION  LEGG MASON PARTNERS      PIMCO
AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION PROTECTED BOND    AGGRESSIVE GROWTH    TOTAL RETURN
SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
---------------- --------------------- -------------------- ---------------- ------------------- ----------------
$      3,040,371   $         50,136       $       33,114    $      1,351,120  $         36,533   $      9,446,728
----------------   ----------------       --------------    ----------------  ----------------   ----------------
         227,029            147,018            1,864,672             904,473         1,278,137          3,544,787
          70,141             21,717              326,675             153,178           224,906            672,056
----------------   ----------------       --------------    ----------------  ----------------   ----------------
         297,170            168,735            2,191,347           1,057,651         1,503,043          4,216,843
----------------   ----------------       --------------    ----------------  ----------------   ----------------
       2,743,201          (118,599)          (2,158,233)             293,469       (1,466,510)          5,229,885
----------------   ----------------       --------------    ----------------  ----------------   ----------------

       4,169,965          2,132,497            8,625,738                  --         8,970,425                 --

      11,501,721          6,973,573            3,946,497           (311,237)         3,131,606          2,331,006
----------------   ----------------       --------------    ----------------  ----------------   ----------------
      15,671,686          9,106,070           12,572,235           (311,237)        12,102,031          2,331,006
----------------   ----------------       --------------    ----------------  ----------------   ----------------

    (12,639,161)        (5,709,570)            6,087,101           5,102,007       (9,681,223)          8,899,903
----------------   ----------------       --------------    ----------------  ----------------   ----------------

       3,032,525          3,396,500           18,659,336           4,790,770         2,420,808         11,230,909
----------------   ----------------       --------------    ----------------  ----------------   ----------------
$      5,775,726   $      3,277,901       $   16,501,103    $      5,084,239  $        954,298   $     16,460,794
================   ================       ==============    ================  ================   ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                               MIST              MIST            MIST              MIST
                                                RCM         T. ROWE PRICE    MFS RESEARCH    MET/AIM SMALL CAP
                                            TECHNOLOGY      MID-CAP GROWTH   INTERNATIONAL        GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $             -- $         42,665 $      2,952,236 $             --
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          165,633        1,309,532        2,700,522        1,064,048
   Administrative charges................           27,939          239,359          486,581          189,197
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................          193,572        1,548,891        3,187,103        1,253,245
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........        (193,572)      (1,506,226)        (234,867)      (1,253,245)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          412,704        4,422,191       31,848,021        1,104,413
   Realized gains (losses) on sale of
     investments.........................        1,199,051       13,923,489       21,330,598        4,462,671
                                          ---------------- ---------------- ---------------- ----------------
                                                 1,611,755       18,345,680       53,178,619        5,567,084
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        1,394,620      (2,363,951)     (28,438,195)        2,748,635
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        3,006,375       15,981,729       24,740,424        8,315,719
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      2,812,803 $     14,475,503 $     24,505,557 $      7,062,474
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST            MIST              MIST             MIST            MIST
    LAZARD        HARRIS OAKMARK   THIRD AVENUE    NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS
    MID-CAP       INTERNATIONAL   SMALL CAP VALUE    REAL ESTATE         GROWTH       MID-CAP VALUE
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$        116,160 $        879,362 $        918,432 $        568,694 $             -- $        189,104
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         831,730        1,571,027        1,310,219          817,477          197,274          554,954
         133,438          269,549          225,305          146,202           33,699           95,574
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         965,168        1,840,576        1,535,524          963,679          230,973          650,528
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       (849,008)        (961,214)        (617,092)        (394,985)        (230,973)        (461,424)
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       2,897,231        8,818,451        5,987,108        5,328,354          443,620        3,429,066

         752,152       10,278,399        6,474,063        8,595,656          738,386        2,428,310
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       3,649,383       19,096,850       12,461,171       13,924,010        1,182,006        5,857,376
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

     (8,367,898)     (20,427,971)     (15,368,056)     (22,726,254)        1,656,841      (4,801,691)
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

     (4,718,515)      (1,331,121)      (2,906,885)      (8,802,244)        2,838,847        1,055,685
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$    (5,567,523) $    (2,292,335) $    (3,523,977) $    (9,197,229) $      2,607,874 $        594,261
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                 MIST              MIST              MIST             MIST
                                               METLIFE            METLIFE           METLIFE          METLIFE
                                          DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY
                                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------ ----------------- ----------------- ----------------
INVESTMENT INCOME:
   Dividends.............................  $      2,083,242  $      7,689,378  $     17,433,693  $     13,483,312
                                           ----------------  ----------------  ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....         1,717,310         5,879,979        15,320,921        17,118,146
   Administrative charges................           293,308         1,016,029         2,706,902         3,000,593
                                           ----------------  ----------------  ----------------  ----------------
     Total expenses......................         2,010,618         6,896,008        18,027,823        20,118,739
                                           ----------------  ----------------  ----------------  ----------------
   Net investment income (loss)..........            72,624           793,370         (594,130)       (6,635,427)
                                           ----------------  ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........         2,337,334         9,901,354        32,235,933        38,157,281
   Realized gains (losses) on sale of
     investments.........................         3,426,470         1,439,405         1,677,094         2,498,052
                                           ----------------  ----------------  ----------------  ----------------
                                                  5,763,804        11,340,759        33,913,027        40,655,333
                                           ----------------  ----------------  ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................       (1,339,403)         3,240,393       (6,671,966)       (9,782,182)
                                           ----------------  ----------------  ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............         4,424,401        14,581,152        27,241,061        30,873,151
                                           ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      4,497,025  $     15,374,522  $     26,646,931  $     24,237,724
                                           ================  ================  ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MIST              MIST             MIST             MIST              MIST               MIST
      METLIFE         VAN KAMPEN        CYCLICAL      CYCLICAL GROWTH     LEGG MASON          MET/AIM
AGGRESSIVE STRATEGY    COMSTOCK        GROWTH ETF     AND INCOME ETF     VALUE EQUITY   CAPITAL APPRECIATION
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- --------------------
 $      1,868,607   $      1,112,100 $             -- $            166 $          1,096   $             90
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        2,116,338            777,926          394,581          495,729          412,872            233,649
          358,650            204,629           87,926          103,157           82,186             36,971
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        2,474,988            982,555          482,507          598,886          495,058            270,620
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        (606,381)            129,545        (482,507)        (598,720)        (493,962)          (270,530)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

        8,878,766          1,675,720               --            2,608           36,951                246

       10,969,159          1,310,709          688,517          490,625          680,756        (1,083,309)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
       19,847,925          2,986,429          688,517          493,233          717,707        (1,083,063)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

     (16,495,905)        (6,500,013)          961,089          992,983      (2,403,673)          3,322,820
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

        3,352,020        (3,513,584)        1,649,606        1,486,216      (1,685,966)          2,239,757
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
 $      2,745,639   $    (3,384,039) $      1,167,099 $        887,496 $    (2,179,928)   $      1,969,227
 ================   ================ ================ ================ ================   ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                MIST              MIST             MIST
                                                MIST           PIONEER          PIONEER        MFS EMERGING
                                            PIONEER FUND    MID-CAP VALUE   STRATEGIC INCOME  MARKETS EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          4,301 $            768 $          6,307 $          4,098
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....            4,073              266            8,084           72,499
   Administrative charges................            1,362               99            2,565           12,759
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................            5,435              365           10,649           85,258
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          (1,134)              403          (4,342)         (81,160)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --           27,359               --               --
   Realized gains (losses) on sale of
     investments.........................           14,144         (10,197)            1,498        1,806,676
                                          ---------------- ---------------- ---------------- ----------------
                                                    14,144           17,162            1,498        1,806,676
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          (1,486)          (3,102)           60,651        (483,026)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............           12,658           14,060           62,149        1,323,650
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $         11,524 $         14,463 $         57,807 $      1,242,490
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MIST             MIST               MIST              MIST              MIST
 LOOMIS SAYLES       STRATEGIC          STRATEGIC         STRATEGIC         RAINIER           RUSSELL
 GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH     GROWTH       LARGE CAP EQUITY MULTI-STYLE EQUITY
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT
---------------- ----------------- ------------------- ---------------- ---------------- ------------------
$             -- $      5,861,644   $      4,620,640   $      2,453,560 $            571  $        221,215
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          47,554        2,990,264          2,906,508          1,765,111              962           272,779
           7,196          606,220            602,670            353,991              145            32,731
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          54,750        3,596,484          3,509,178          2,119,102            1,107           305,510
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
        (54,750)        2,265,160          1,111,462            334,458            (536)          (84,295)
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

              --        6,938,744          6,854,822          6,014,550               --           777,378

          83,104          475,020            264,552          1,045,177               27           617,111
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          83,104        7,413,764          7,119,374          7,059,727               27         1,394,489
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

         384,134          207,704          4,900,898          1,758,041           11,289           592,416
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

         467,238        7,621,468         12,020,272          8,817,768           11,316         1,986,905
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
$        412,488 $      9,886,628   $     13,131,734   $      9,152,226 $         10,780  $      1,902,610
================ ================   ================   ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  RUSSELL
                                               RUSSELL          RUSSELL          RUSSELL        REAL ESTATE
                                          AGGRESSIVE EQUITY    NON-U.S.         CORE BOND       SECURITIES
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $         17,439  $        251,812 $        759,863 $         62,286
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....           60,505           132,124          185,019           35,477
   Administrative charges................            7,258            15,854           22,201            4,257
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................           67,763           147,978          207,220           39,734
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........         (50,324)           103,834          552,643           22,552
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          591,962         1,949,889               --          297,248
   Realized gains (losses) on sale of
     investments.........................          214,743           760,913          (2,625)          356,837
                                          ----------------  ---------------- ---------------- ----------------
                                                   806,705         2,710,802          (2,625)          654,085
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        (630,885)       (1,924,328)          269,128      (1,146,552)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          175,820           786,474          266,503        (492,467)
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        125,496  $        890,308 $        819,146 $      (469,915)
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                             DWS              MSF            MSF              MSF              MSF
      AIM V.I.       GOVERNMENT & AGENCY DAVIS VENTURE  HARRIS OAKMARK     JENNISON            MFS
INTERNATIONAL GROWTH     SECURITIES          VALUE      FOCUSED VALUE       GROWTH         TOTAL RETURN
    SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ------------------- ------------- ---------------- ---------------- ----------------
  $         54,056    $         61,034   $   2,085,651 $        275,016 $        140,656 $      1,687,262
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
           171,545              14,541       4,029,594        1,198,762        1,004,530          711,601
            29,628               2,285         772,355          203,841          182,940          211,034
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
           201,173              16,826       4,801,949        1,402,603        1,187,470          922,635
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
         (147,117)              44,208     (2,716,298)      (1,127,587)      (1,046,814)          764,627
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

                --                  --              --       10,649,236        2,679,877        2,872,802

         2,774,652             (2,240)      26,405,264        3,856,635        5,203,360        1,365,316
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
         2,774,652             (2,240)      26,405,264       14,505,871        7,883,237        4,238,118
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

         (916,127)               3,658    (14,384,112)     (19,716,259)         (53,240)      (2,480,780)
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

         1,858,525               1,418      12,021,152      (5,210,388)        7,829,997        1,757,338
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

  $      1,711,408    $         45,626   $   9,304,854 $    (6,337,975) $      6,783,183 $      2,521,965
  ================    ================   ============= ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MSF              MSF              MSF              MSF
                                          CAPITAL GUARDIAN FI INTERNATIONAL    BLACKROCK         METLIFE
                                            U.S. EQUITY         STOCK         MONEY MARKET     STOCK INDEX
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        638,518 $         77,947 $      4,875,630 $        349,798
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....        1,851,323          111,238        1,394,001          577,720
   Administrative charges................          368,335           22,770          241,666          101,734
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................        2,219,658          134,008        1,635,667          679,454
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........      (1,581,140)         (56,061)        3,239,963        (329,656)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........       10,186,889          474,685               --          867,847
   Realized gains (losses) on sale of
     investments.........................        9,793,969        2,266,398               --        3,414,759
                                          ---------------- ---------------- ---------------- ----------------
                                                19,980,858        2,741,083               --        4,282,606
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................     (19,731,356)      (1,871,753)               --      (2,637,207)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          249,502          869,330               --        1,645,399
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $    (1,331,638) $        813,269 $      3,239,963 $      1,315,743
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MSF              MSF               MSF           MSF WESTERN ASSET   MSF WESTERN ASSET       MSF
   BLACKROCK        BLACKROCK     FRANKLIN TEMPLETON  MANAGEMENT STRATEGIC  MANAGEMENT U.S.   T. ROWE PRICE
  BOND INCOME    STRATEGIC VALUE   SMALL CAP GROWTH    BOND OPPORTUNITIES     GOVERNMENT     SMALL CAP GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------  -------------------- ----------------- ----------------
$        797,596 $          1,498  $             --     $        142,615   $         33,103  $             --
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         303,741           32,526           166,396               72,297             23,576           149,680
          60,907            6,506            34,344               13,441              3,737            25,163
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         364,648           39,032           200,740               85,738             27,313           174,843
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         432,948         (37,534)         (200,740)               56,877              5,790         (174,843)
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

              --          310,688           859,985                5,306                 --                --

       (157,357)         (80,767)           980,081               26,565              6,291           613,009
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
       (157,357)          229,921         1,840,066               31,871              6,291           613,009
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

       1,003,600        (324,702)       (1,127,390)               45,831             22,512           540,791
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

         846,243         (94,781)           712,676               77,702             28,803         1,153,800
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
$      1,279,191 $      (132,315)  $        511,936     $        134,579   $         34,593  $        978,957
================ ================  ================     ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MSF              MSF
                                           T. ROWE PRICE     OPPENHEIMER           PUTNAM VT        PUTNAM VT
                                          LARGE CAP GROWTH  GLOBAL EQUITY      GROWTH AND INCOME      VISTA
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        196,544 $        165,831    $        290,707  $             --
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          973,051          155,497             219,602            55,332
   Administrative charges................          189,990           45,526              33,397             7,164
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................        1,163,041          201,023             252,999            62,496
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........        (966,497)         (35,192)              37,708          (62,496)
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          728,505          274,958           2,917,551                --
   Realized gains (losses) on sale of
     investments.........................        6,157,851          404,030             367,080          (91,634)
                                          ---------------- ----------------    ----------------  ----------------
                                                 6,886,356          678,988           3,284,631          (91,634)
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................          497,289          247,590         (4,429,636)           303,960
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............        7,383,645          926,578         (1,145,005)           212,326
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      6,417,148 $        891,386    $    (1,107,297)  $        149,830
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                                            FTVIPT
                      FTVIPT             FTVIPT           TEMPLETON       FIDELITY VIP
   PUTNAM VT         TEMPLETON         TEMPLETON      DEVELOPING MARKETS     GROWTH           FIDELITY VIP
 EQUITY INCOME   GROWTH SECURITIES FOREIGN SECURITIES     SECURITIES      OPPORTUNITIES       EQUITY-INCOME
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
---------------- ----------------- ------------------ ------------------ ----------------    ----------------
$        562,067 $        209,115   $      1,041,805   $        922,077  $             --    $        152,382
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         334,024          133,684            653,288            513,798             2,770             121,321
         106,477           37,770            121,367             95,664               332              21,699
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         440,501          171,454            774,655            609,462             3,102             143,020
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         121,566           37,661            267,150            312,615           (3,102)               9,362
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

       2,794,799          655,838          2,315,088          3,113,197                --             756,482

         658,651          415,734          9,018,820         12,822,975             1,990             296,214
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
       3,453,450        1,071,572         11,333,908         15,936,172             1,990           1,052,696
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

     (2,799,230)      (1,077,442)        (4,646,750)        (6,630,584)            44,671         (1,072,377)
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

         654,220          (5,870)          6,687,158          9,305,588            46,661            (19,681)
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
$        775,786 $         31,791   $      6,954,308   $      9,618,203  $         43,559    $       (10,319)
================ ================   ================   ================  ================    ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                   PIMCO VIT
                                             PIMCO VIT        PIMCO VIT           STOCKSPLUS        PIMCO VIT
                                            HIGH YIELD       LOW DURATION      GROWTH AND INCOME   TOTAL RETURN
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        646,015 $        426,981    $        119,348  $        939,256
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          113,617          112,406              19,522           248,966
   Administrative charges................           23,077           22,175               3,670            44,258
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................          136,694          134,581              23,192           293,224
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........          509,321          292,400              96,156           646,032
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --               --                  --                --
   Realized gains (losses) on sale of
     investments.........................          107,324         (23,753)              51,946            90,176
                                          ---------------- ----------------    ----------------  ----------------
                                                   107,324         (23,753)              51,946            90,176
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................        (393,524)          232,553            (69,013)           558,878
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............        (286,200)          208,800            (17,067)           649,054
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        223,121 $        501,200    $         79,089  $      1,295,086
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                   AMERICAN
                                     FUNDS
                                 GLOBAL GROWTH
                                  SUB-ACCOUNT
                                ----------------
                                $        200,568
                                ----------------
                                          38,877
                                          12,646
                                ----------------
                                          51,523
                                ----------------
                                         149,045
                                ----------------

                                         193,835

                                          26,968
                                ----------------
                                         220,803
                                ----------------

                                         111,988
                                ----------------

                                         332,791
                                ----------------
                                $        481,836
                                ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                 MIST LORD ABBETT             MIST LORD ABBETT            MIST VAN KAMPEN
                                 GROWTH AND INCOME             BOND DEBENTURE             MID-CAP GROWTH
                                    SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                           ----------------------------- --------------------------- -------------------------
                                2007           2006          2007          2006          2007         2006
                                ----           ----          ----          ----          ----         ----
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................. $  (4,994,131) $    4,207,987 $  11,452,349 $  17,135,760 $  (751,452) $  (712,478)
 Net realized gains
   (losses)...............    115,178,646    156,588,096     6,040,166     3,005,339    8,239,289    5,449,499
 Change in unrealized
   gains (losses) on
   investments............   (79,135,154)     29,716,801   (2,410,074)     3,199,197    4,492,175    (877,039)
                           -------------- -------------- ------------- ------------- ------------ ------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......     31,049,361    190,512,884    15,082,441    23,340,296   11,980,012    3,859,982
                           -------------- -------------- ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from
   contract owners........     11,212,350     18,035,238     4,240,291     5,947,236    1,504,132    2,078,778
 Net transfers (including
   fixed account).........   (54,262,515)   (40,604,330)    11,783,676   (8,443,067)    (117,997)    1,106,291
 Contract charges.........    (1,668,932)    (1,805,767)     (612,646)     (647,089)     (85,621)     (79,144)
 Transfers for contract
   benefits and
   terminations...........  (164,838,040)  (178,793,095)  (40,523,084)  (39,505,959)  (7,307,159)  (6,529,955)
                           -------------- -------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........  (209,557,137)  (203,167,954)  (25,111,763)  (42,648,879)  (6,006,645)  (3,424,030)
                           -------------- -------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..........  (178,507,776)   (12,655,070)  (10,029,322)  (19,308,583)    5,973,367      435,952
NET ASSETS:
 Beginning of period......  1,254,313,868  1,266,968,938   307,972,386   327,280,969   56,740,449   56,304,497
                           -------------- -------------- ------------- ------------- ------------ ------------
 End of period............ $1,075,806,092 $1,254,313,868 $ 297,943,064 $ 307,972,386 $ 62,713,816 $ 56,740,449
                           ============== ============== ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST LORD ABBETT            MIST LORD ABBETT           MIST MET/PUTNAM            MIST OPPENHEIMER
       MID-CAP VALUE             AMERICA'S VALUE         CAPITAL OPPORTUNITIES       CAPITAL APPRECIATION
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- -------------------------- -------------------------- ---------------------------
    2007          2006        2007 (A)        2006       2007 (A)        2006         2007          2006
    ----          ----        --------        ----       --------        ----         ----          ----


$ (1,949,084) $ (2,257,433) $   2,743,201 $    596,368 $   (118,599) $  (491,568) $ (2,158,233) $ (2,086,703)

   63,221,508    46,923,780    15,671,686    1,883,835     9,106,070    7,785,420    12,572,235     3,033,823


 (66,496,374)  (12,362,885)  (12,639,161)    7,572,480   (5,709,570)  (2,383,918)     6,087,101     7,579,900
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------



  (5,223,950)    32,303,462     5,775,726   10,052,683     3,277,901    4,909,934    16,501,103     8,527,020
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------


    4,043,298    10,948,608     1,081,454    3,300,626       279,479      935,403     2,855,465     6,355,183

   30,314,787  (15,493,315)  (90,125,966)   12,565,543  (39,587,223)      554,569   (5,712,512)       840,829
    (587,954)     (609,622)      (56,927)    (128,618)       (7,412)     (24,120)     (370,835)     (371,026)


 (32,984,406)  (30,986,703)   (2,831,067)  (5,413,361)   (2,225,504)  (7,350,629)  (18,448,880)  (17,451,181)
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------



      785,725  (36,141,032)  (91,932,506)   10,324,190  (41,540,660)  (5,884,777)  (21,676,762)  (10,626,195)
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------

  (4,438,225)   (3,837,570)  (86,156,780)   20,376,873  (38,262,759)    (974,843)   (5,175,659)   (2,099,175)
  304,617,015   308,454,585    86,156,780   65,779,907    38,262,759   39,237,602   142,383,044   144,482,219
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------
$ 300,178,790 $ 304,617,015 $          -- $ 86,156,780 $          -- $ 38,262,759 $ 137,207,385 $ 142,383,044
============= ============= ============= ============ ============= ============ ============= =============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST PIMCO INFLATION     MIST LEGG MASON PARTNERS           MIST PIMCO
                                  PROTECTED BOND            AGGRESSIVE GROWTH             TOTAL RETURN
                                   SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                            -------------------------- --------------------------- ---------------------------
                                2007          2006         2007          2006          2007          2006
                                ----          ----         ----          ----          ----          ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss).................. $     293,469 $  1,386,316 $ (1,466,510) $ (1,896,244) $   5,229,885 $   3,816,053
 Net realized gains
   (losses)................     (311,237)    1,589,701    12,102,031    11,480,328     2,331,006     1,574,507
 Change in unrealized
   gains (losses) on
   investments.............     5,102,007  (3,885,799)   (9,681,223)  (13,562,408)     8,899,903     5,445,910
                            ------------- ------------ ------------- ------------- ------------- -------------
   Net increase (decrease)
     in net assets
     resulting from
     operations............     5,084,239    (909,782)       954,298   (3,978,324)    16,460,794    10,836,470
                            ------------- ------------ ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from contract
   owners..................     1,107,113    2,159,664     1,029,435     1,981,797     6,705,950    15,241,496
 Net transfers (including
   fixed account)..........   (4,135,018)  (1,812,617)  (11,218,628)  (12,043,393)  (36,672,842)   (4,324,914)
 Contract charges..........     (212,872)    (241,826)     (260,696)     (339,409)     (746,145)     (950,165)
 Transfers for contract
   benefits and
   terminations............   (8,108,229)  (6,929,967)  (11,475,909)  (11,233,010)  (29,825,925)  (32,330,859)
                            ------------- ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting
   from contract
   transactions............  (11,349,006)  (6,824,746)  (21,925,798)  (21,634,015)  (60,538,962)  (22,364,442)
                            ------------- ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets..............   (6,264,767)  (7,734,528)  (20,971,500)  (25,612,339)  (44,078,168)  (11,527,972)
NET ASSETS:
 Beginning of period.......    64,649,920   72,384,448   108,846,059   134,458,398   327,612,133   339,140,105
                            ------------- ------------ ------------- ------------- ------------- -------------
 End of period............. $  58,385,153 $ 64,649,920 $  87,874,559 $ 108,846,059 $ 283,533,965 $ 327,612,133
                            ============= ============ ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

          MIST                MIST T. ROWE PRICE           MIST MFS RESEARCH             MIST MET/AIM
     RCM TECHNOLOGY             MID-CAP GROWTH               INTERNATIONAL             SMALL CAP GROWTH
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- --------------------------- ---------------------------
    2007         2006         2007          2006          2007          2006          2007          2006
    ----         ----         ----          ----          ----          ----          ----          ----


$  (193,572) $  (194,937) $ (1,506,226) $ (1,909,540) $   (234,867) $     735,721 $ (1,253,245) $ (1,464,312)

   1,611,755      428,043    18,345,680    14,848,937    53,178,619    35,842,722     5,567,084    16,357,294


   1,394,620      152,202   (2,363,951)   (7,278,039)  (28,438,195)    14,955,814     2,748,635   (4,111,860)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------



   2,812,803      385,308    14,475,503     5,661,358    24,505,557    51,534,257     7,062,474    10,781,122
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


     623,149      383,661     1,858,117     8,423,368     3,091,828    10,387,035     1,104,874     1,888,474

   1,020,488    (769,581)  (21,806,132)  (17,936,273)  (20,789,635)  (19,817,321)  (11,524,866)  (15,019,833)
    (39,441)     (40,170)     (304,641)     (388,849)     (467,382)     (510,817)     (248,344)     (291,838)


 (1,857,208)  (1,028,153)   (9,828,883)   (9,454,020)  (27,464,298)  (26,987,184)   (8,793,334)   (7,121,033)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------



   (253,012)  (1,454,243)  (30,081,539)  (19,355,774)  (45,629,487)  (36,928,287)  (19,461,670)  (20,544,230)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   2,559,791  (1,068,935)  (15,606,036)  (13,694,416)  (21,123,930)    14,605,970  (12,399,196)   (9,763,108)
  10,819,347   11,888,282   107,929,919   121,624,335   233,658,652   219,052,682    83,414,752    93,177,860
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------
$ 13,379,138 $ 10,819,347 $  92,323,883 $ 107,929,919 $ 212,534,722 $ 233,658,652 $  71,015,556 $  83,414,752
============ ============ ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      MIST LAZARD            MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                        MID-CAP                 INTERNATIONAL             SMALL CAP VALUE
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                               ------------------------- --------------------------- --------------------------
                                   2007         2006         2007          2006          2007             2006
                                   ----         ----         ----          ----          ----             ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)..................... $  (849,008) $  (432,815) $   (961,214) $     925,587 $   (617,092)    $(1,230,930)
 Net realized gains
   (losses)...................    3,649,383    4,754,637    19,096,850    13,888,764    12,461,171      14,422,537
 Change in unrealized gains
   (losses) on
   investments................  (8,367,898)    (653,859)  (20,427,971)     9,881,090  (15,368,056)     (2,597,666)
                               ------------ ------------ ------------- ------------- -------------    ------------
   Net increase (decrease) in
     net assets resulting
     from operations..........  (5,567,523)    3,667,963   (2,292,335)    24,695,441   (3,523,977)      10,593,941
                               ------------ ------------ ------------- ------------- -------------    ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.......      970,650      901,367     3,589,805     7,169,518     2,373,546       6,653,989
 Net transfers (including
   fixed account).............   38,717,032    (859,320)   (7,371,011)   (9,193,619)   (9,566,979)     (5,088,444)
 Contract charges.............    (122,812)    (105,774)     (366,378)     (347,519)     (306,577)       (337,148)
 Transfers for contract
   benefits and
   terminations...............  (8,322,280)  (3,090,745)  (14,345,886)   (8,161,127)  (11,509,670)     (7,816,576)
                               ------------ ------------ ------------- ------------- -------------    ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions......   31,242,590  (3,154,472)  (18,493,470)  (10,532,747)  (19,009,680)     (6,588,179)
                               ------------ ------------ ------------- ------------- -------------    ------------
 Net increase (decrease) in
   net assets.................   25,675,067      513,491  (20,785,805)    14,162,694  (22,533,657)       4,005,762
NET ASSETS:
 Beginning of period..........   32,320,745   31,807,254   112,021,036    97,858,342    99,987,762      95,982,000
                               ------------ ------------ ------------- ------------- -------------    ------------
 End of period................ $ 57,995,812 $ 32,320,745 $  91,235,231 $ 112,021,036 $  77,454,105    $ 99,987,762
                               ============ ============ ============= ============= =============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MIST NEUBERGER BERMAN          MIST TURNER           MIST GOLDMAN SACHS            MIST METLIFE
        REAL ESTATE              MID-CAP GROWTH            MID CAP VALUE           DEFENSIVE STRATEGY
        SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- ------------------------ ------------------------- --------------------------
    2007          2006          2007        2006         2007         2006         2007          2006
    ----          ----          ----        ----         ----         ----         ----          ----


$   (394,985) $   (342,063) $  (230,973) $ (222,569) $  (461,424) $  (577,073) $      72,624 $(1,389,452)

   13,924,010    12,095,979    1,182,006     677,556    5,857,376    1,887,312     5,763,804    2,032,596


 (22,726,254)    12,680,369    1,656,841      72,340  (4,801,691)    3,011,251   (1,339,403)    4,934,458
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------


  (9,197,229)    24,434,285    2,607,874     527,327      594,261    4,321,490     4,497,025    5,577,602
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------

    1,380,038     3,030,842      316,041     664,247    1,763,452    4,291,786    18,083,629   10,297,041

 (16,110,806)  (13,815,895)    1,405,514   (140,495)  (2,913,613)    3,240,340    50,416,359   18,699,841
    (172,173)     (230,847)     (49,879)    (44,388)    (131,808)    (111,845)     (421,775)    (285,542)


  (5,909,025)   (7,107,238)  (1,551,821)   (983,635)  (4,431,382)  (2,443,369)  (20,031,173)  (8,366,819)
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------


 (20,811,966)  (18,123,138)      119,855   (504,271)  (5,713,351)    4,976,912    48,047,040   20,344,521
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------

 (30,009,195)     6,311,147    2,727,729      23,056  (5,119,090)    9,298,402    52,544,065   25,922,123
   79,745,324    73,434,177   12,526,407  12,503,351   38,139,523   28,841,121    91,508,405   65,586,282
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------
$  49,736,129 $  79,745,324 $ 15,254,136 $12,526,407 $ 33,020,433 $ 38,139,523 $ 144,052,470 $ 91,508,405
============= ============= ============ =========== ============ ============ ============= ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST METLIFE                 MIST METLIFE                 MIST METLIFE
                                MODERATE STRATEGY           BALANCED STRATEGY             GROWTH STRATEGY
                                   SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                           --------------------------- ---------------------------- ----------------------------
                               2007          2006           2007          2006           2007          2006
                               ----          ----           ----          ----           ----          ----
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................. $     793,370 $ (4,618,914) $    (594,130) $(12,946,129) $  (6,635,427) $(13,704,779)
 Net realized gains
   (losses)...............    11,340,759     3,377,687     33,913,027     5,782,251     40,655,333     6,111,883
 Change in unrealized
   gains (losses) on
   investments............     3,240,393    23,106,963    (6,671,966)    82,185,415    (9,782,182)    99,396,907
                           ------------- ------------- -------------- ------------- -------------- -------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......    15,374,522    21,865,736     26,646,931    75,021,537     24,237,724    91,804,011
                           ------------- ------------- -------------- ------------- -------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from
   contract owners........    88,123,674    55,255,371    248,140,018   170,013,131    359,280,576   209,814,414
 Net transfers (including
   fixed account).........    90,812,816    29,799,661    161,679,772    61,356,986    100,035,711    55,941,825
 Contract charges.........   (1,418,022)     (932,471)    (3,691,226)   (2,565,804)    (4,214,074)   (2,676,545)
 Transfers for contract
   benefits and
   terminations...........  (28,457,799)  (17,211,342)   (94,872,655)  (49,970,789)   (83,736,881)  (38,089,246)
                           ------------- ------------- -------------- ------------- -------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........   149,060,669    66,911,219    311,255,909   178,833,524    371,365,332   224,990,448
                           ------------- ------------- -------------- ------------- -------------- -------------
 Net increase (decrease)
   in net assets..........   164,435,191    88,776,955    337,902,840   253,855,061    395,603,056   316,794,459
NET ASSETS:
 Beginning of period......   315,943,046   227,166,091    902,216,343   648,361,282    986,336,802   669,542,343
                           ------------- ------------- -------------- ------------- -------------- -------------
 End of period............ $ 480,378,237 $ 315,943,046 $1,240,119,183 $ 902,216,343 $1,381,939,858 $ 986,336,802
                           ============= ============= ============== ============= ============== =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MIST METLIFE              MIST VAN KAMPEN            MIST CYCLICAL            MIST CYCLICAL
    AGGRESSIVE STRATEGY             COMSTOCK                 GROWTH ETF          GROWTH AND INCOME ETF
        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------- ------------------------- ------------------------
    2007          2006          2007         2006         2007         2006         2007        2006
    ----          ----          ----         ----         ----         ----         ----        ----


$   (606,381) $ (2,512,890) $    129,545 $  (825,026) $  (482,507) $     94,404 $  (598,720) $    43,837

   19,847,925     5,604,525    2,986,429    2,151,219      688,517       77,151      493,233     153,621


 (16,495,905)    13,278,939  (6,500,013)    8,620,101      961,089    1,993,642      992,983   1,496,315
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------



    2,745,639    16,370,574  (3,384,039)    9,946,294    1,167,099    2,165,197      887,496   1,693,773
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------


    8,773,830    14,475,787    5,084,048   13,727,379    6,953,032    7,733,726   21,569,605   7,875,358

 (16,236,835)   (5,417,137)    5,074,707   23,762,330      641,745   10,709,880   10,800,285  12,097,096
    (521,857)     (525,929)    (178,491)    (147,760)     (99,194)     (38,640)     (86,387)    (21,394)


 (23,365,665)  (11,010,162)  (6,023,327)  (3,276,760)  (1,304,305)  (1,028,459)  (1,492,568)   (168,590)
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------



 (31,350,527)   (2,477,441)    3,956,937   34,065,189    6,191,278   17,376,507   30,790,935  19,782,470
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------

 (28,604,888)    13,893,133      572,898   44,011,483    7,358,377   19,541,704   31,678,431  21,476,243
  154,159,455   140,266,322   81,752,237   37,740,754   27,884,955    8,343,251   25,580,451   4,104,208
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------
$ 125,554,567 $ 154,159,455 $ 82,325,135 $ 81,752,237 $ 35,243,332 $ 27,884,955 $ 57,258,882 $25,580,451
============= ============= ============ ============ ============ ============ ============ ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                        MIST LEGG MASON            MIST MET/AIM                 MIST
                                         VALUE EQUITY          CAPITAL APPRECIATION         PIONEER FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------- ------------------------- -----------------------
                                       2007         2006         2007         2006        2007      2006 (B)
                                       ----         ----         ----         ----        ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)......................... $   (493,962) $ (408,931) $  (270,530) $  (302,018) $   (1,134) $     (722)
 Net realized gains (losses)......       717,707     881,156  (1,083,063)  (1,140,817)      14,144         105
 Change in unrealized gains
   (losses) on investments........   (2,403,673)   2,183,499    3,322,820    2,481,117     (1,486)      13,512
                                   ------------- ----------- ------------ ------------ ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................   (2,179,928)   2,655,724    1,969,227    1,038,282      11,524      12,895
                                   ------------- ----------- ------------ ------------ ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       610,917   2,288,641       27,164       49,164      37,715      62,925
 Net transfers (including fixed
   account).......................   (7,944,133)  35,901,716  (1,443,656)  (1,445,918)     342,557     298,822
 Contract charges.................     (109,257)    (90,464)     (23,940)     (26,637)     (1,078)        (85)
 Transfers for contract benefits
   and terminations...............   (1,930,339)   (881,422)  (3,664,772)  (4,358,389)    (70,842)       (447)
                                   ------------- ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................   (9,372,812)  37,218,471  (5,105,204)  (5,781,780)     308,352     361,215
                                   ------------- ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets.........................  (11,552,740)  39,874,195  (3,135,977)  (4,743,498)     319,876     374,110
NET ASSETS:
 Beginning of period..............    40,209,812     335,617   20,579,265   25,322,763     374,110          --
                                   ------------- ----------- ------------ ------------ ----------- -----------
 End of period.................... $  28,657,072 $40,209,812 $ 17,443,288 $ 20,579,265 $   693,986 $   374,110
                                   ============= =========== ============ ============ =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST PIONEER            MIST PIONEER               MIST MFS           MIST LOOMIS SAYLES
     MID-CAP VALUE         STRATEGIC INCOME     EMERGING MARKETS EQUITY      GLOBAL MARKETS
      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ----------------------- ------------------------ -----------------------
 2007 (A)    2006 (B)      2007      2006 (B)       2007      2006 (B)      2007      2006 (B)
 --------    --------      ----      --------       ----      --------      ----      --------


$       403 $      (17) $   (4,342) $    15,859 $   (81,160) $    58,566 $  (54,750) $       748
     17,162       1,228       1,498          35    1,806,676      14,319      83,104          78

    (3,102)       3,102      60,651    (11,458)    (483,026)   1,134,292     384,134      31,271
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------


     14,463       4,313      57,807       4,436    1,242,490   1,207,177     412,488      32,097
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

     10,956      17,175     120,856      39,204      816,921     462,546     740,921     115,373

  (101,240)      55,000   1,042,216     289,143  (6,771,533)  10,436,193  12,610,746     215,828
         --          --     (1,762)        (50)     (22,391)     (1,210)     (5,199)       (264)

      (361)       (306)    (67,625)      31,012    (627,808)      42,594    (99,502)          39
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------


   (90,645)      71,869   1,093,685     359,309  (6,604,811)  10,940,123  13,246,966     330,976
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

   (76,182)      76,182   1,151,492     363,745  (5,362,321)  12,147,300  13,659,454     363,073
     76,182          --     363,745          --   12,147,300          --     363,073          --
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
$        -- $    76,182 $ 1,515,237 $   363,745 $  6,784,979 $12,147,300 $14,022,527 $   363,073
=========== =========== =========== =========== ============ =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST STRATEGIC            MIST STRATEGIC            MIST STRATEGIC
                                    GROWTH AND INCOME        CONSERVATIVE GROWTH             GROWTH
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                ------------------------- ------------------------- ------------------------
                                    2007       2006 (B)       2007       2006 (B)       2007      2006 (B)
                                    ----       --------       ----       --------       ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)...................... $   2,265,160 $    20,232 $  1,111,462 $     82,724 $    334,458 $    57,744
 Net realized gains (losses)...     7,413,764         141    7,119,374        1,951    7,059,727          --
 Change in unrealized gains
   (losses) on investments.....       207,704     209,529    4,900,898      546,482    1,758,041     264,505
                                ------------- ----------- ------------ ------------ ------------ -----------
   Net increase (decrease) in
     net assets resulting from
     operations................     9,886,628     229,902   13,131,734      631,157    9,152,226     322,249
                                ------------- ----------- ------------ ------------ ------------ -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners........    26,396,889   1,211,729   32,055,966    1,105,723    7,514,317   1,537,830
 Net transfers (including fixed
   account)....................   159,227,059  95,412,765  140,802,228  104,977,332   68,985,882  70,482,231
 Contract charges..............     (799,810)    (18,738)    (759,860)     (31,022)    (464,927)    (16,497)
 Transfers for contract
   benefits and
   terminations................  (11,580,641)   (264,091)  (8,655,756)    (375,719)  (7,339,660)    (81,275)
                                ------------- ----------- ------------ ------------ ------------ -----------
 Net increase (decrease) in
   net assets resulting from
   contract transactions.......   173,243,497  96,341,665  163,442,578  105,676,314   68,695,612  71,922,289
                                ------------- ----------- ------------ ------------ ------------ -----------
 Net increase (decrease) in
   net assets..................   183,130,125  96,571,567  176,574,312  106,307,471   77,847,838  72,244,538
NET ASSETS:
 Beginning of period...........    96,571,567          --  106,307,471           --   72,244,538          --
                                ------------- ----------- ------------ ------------ ------------ -----------
 End of period................. $ 279,701,692 $96,571,567 $282,881,783 $106,307,471 $150,092,376 $72,244,538
                                ============= =========== ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MIST RAINIER            RUSSELL                   RUSSELL                   RUSSELL
LARGE CAP EQUITY    MULTI-STYLE EQUITY         AGGRESSIVE EQUITY             NON-U.S.
  SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------- ------------------------- ------------------------- -------------------------
    2007 (C)         2007         2006         2007         2006         2007         2006
    --------         ----         ----         ----         ----         ----         ----


  $     (536)    $   (84,295) $  (110,938) $   (50,324) $   (77,199) $    103,834 $     97,149
           27       1,394,489    (300,076)      806,705    1,208,911    2,710,802    1,113,733

       11,289         592,416    3,182,129    (630,885)    (355,344)  (1,924,328)    1,173,994
  -----------    ------------ ------------ ------------ ------------ ------------ ------------


       10,780       1,902,610    2,771,115      125,496      776,368      890,308    2,384,876
  -----------    ------------ ------------ ------------ ------------ ------------ ------------

       10,612           3,000       11,800        5,463        5,862        1,500        6,300

    1,132,471       (885,723)    (633,246)    (111,636)     (34,592)    (424,537)    (384,818)
        (486)         (5,573)      (7,086)      (1,152)      (1,517)      (2,554)      (3,094)


      (3,747)     (6,311,113)  (7,604,211)  (1,170,972)  (2,182,966)  (2,539,176)  (3,442,092)
  -----------    ------------ ------------ ------------ ------------ ------------ ------------


    1,138,850     (7,199,409)  (8,232,743)  (1,278,297)  (2,213,213)  (2,964,767)  (3,823,704)
  -----------    ------------ ------------ ------------ ------------ ------------ ------------

    1,149,630     (5,296,799)  (5,461,628)  (1,152,801)  (1,436,845)  (2,074,459)  (1,438,828)
           --      24,075,386   29,537,014    5,282,370    6,719,215   11,391,245   12,830,073
  -----------    ------------ ------------ ------------ ------------ ------------ ------------
  $ 1,149,630    $ 18,778,587 $ 24,075,386 $  4,129,569 $  5,282,370 $  9,316,786 $ 11,391,245
  ===========    ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            RUSSELL                  RUSSELL                  AIM V.I.
                                           CORE BOND          REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------ -------------------------
                                       2007         2006         2007        2006         2007         2006
                                       ----         ----         ----        ----         ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    552,643 $    520,829 $     22,552 $    15,773 $  (147,117) $   (66,442)
 Net realized gains (losses)......      (2,625)     (54,647)      654,085     813,282    2,774,652    2,500,901
 Change in unrealized gains
   (losses) on investments........      269,128    (122,880)  (1,146,552)     115,604    (916,127)    1,599,095
                                   ------------ ------------ ------------ ----------- ------------ ------------
   Net increase (decrease) in net
     assets resulting from
     operations...................      819,146      343,302    (469,915)     944,659    1,711,408    4,033,554
                                   ------------ ------------ ------------ ----------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........           --        4,000           --       1,616      237,958    2,372,526
 Net transfers (including fixed
   account).......................      591,776      404,957     (83,243)    (68,219)  (2,862,172)  (2,080,569)
 Contract charges.................      (3,283)      (4,145)        (565)       (711)     (29,000)     (39,792)
 Transfers for contract benefits
   and terminations...............  (2,287,628)  (4,764,149)    (550,204)   (885,607)  (1,612,501)  (1,253,438)
                                   ------------ ------------ ------------ ----------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (1,699,135)  (4,359,337)    (634,012)   (952,921)  (4,265,715)  (1,001,273)
                                   ------------ ------------ ------------ ----------- ------------ ------------
 Net increase (decrease) in net
   assets.........................    (879,989)  (4,016,035)  (1,103,927)     (8,262)  (2,554,307)    3,032,281
NET ASSETS:
 Beginning of period..............   15,354,316   19,370,351    3,216,373   3,224,635   16,393,934   13,361,653
                                   ------------ ------------ ------------ ----------- ------------ ------------
 End of period.................... $ 14,474,327 $ 15,354,316 $  2,112,446 $ 3,216,373 $ 13,839,627 $ 16,393,934
                                   ============ ============ ============ =========== ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   DWS GOVERNMENT &          MSF DAVIS VENTURE          MSF HARRIS OAKMARK            MSF JENNISON
   AGENCY SECURITIES               VALUE                  FOCUSED VALUE                  GROWTH
      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------- --------------------------- -------------------------- --------------------------
   2007        2006         2007          2006          2007          2006         2007          2006
   ----        ----         ----          ----          ----          ----         ----          ----

$    44,208 $    42,659 $ (2,716,298) $ (2,709,478) $ (1,127,587) $(1,416,472) $ (1,046,814) $(1,436,156)
    (2,240)     (1,023)    26,405,264    15,793,935    14,505,871   12,197,262     7,883,237    4,885,114

      3,658     (4,537)  (14,384,112)    27,324,982  (19,716,259)  (2,238,381)      (53,240)  (2,097,865)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------


     45,626      37,099     9,304,854    40,409,439   (6,337,975)    8,542,409     6,783,183    1,351,093
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------

        767         761     9,227,908    22,355,028     1,561,994    2,906,709     2,021,231    7,868,279

   (62,290)       4,378  (36,082,691)  (12,655,306)   (5,363,293)  (4,299,336)  (12,266,830)  (4,848,473)
    (1,213)     (1,331)     (894,124)   (1,004,041)     (280,871)    (301,853)     (241,555)    (295,255)

  (255,573)   (465,011)  (29,176,963)  (22,380,028)  (10,713,648)  (7,324,827)   (9,657,087)  (6,287,419)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------


  (318,309)   (461,203)  (56,925,870)  (13,684,347)  (14,795,818)  (9,019,307)  (20,144,241)  (3,562,868)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------

  (272,683)   (424,104)  (47,621,016)    26,725,092  (21,133,793)    (476,898)  (13,361,058)  (2,211,775)
  1,321,448   1,745,552   334,265,042   307,539,950    88,607,294   89,084,192    84,084,948   86,296,723
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------
$ 1,048,765 $ 1,321,448 $ 286,644,026 $ 334,265,042 $  67,473,501 $ 88,607,294 $  70,723,890 $ 84,084,948
=========== =========== ============= ============= ============= ============ ============= ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         MSF MFS             MSF CAPITAL GUARDIAN              MSF FI
                                      TOTAL RETURN                U.S. EQUITY            INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                ------------------------- --------------------------- -------------------------
                                    2007         2006         2007          2006          2007         2006
                                    ----         ----         ----          ----          ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)...................... $    764,627 $  1,630,831 $ (1,581,140) $   (787,381) $   (56,061) $   (27,667)
 Net realized gains (losses)...    4,238,118    1,991,791    19,980,858     6,059,175    2,741,083    2,092,382
 Change in unrealized gains
   (losses) on investments.....  (2,480,780)    4,263,278  (19,731,356)     9,805,564  (1,871,753)    (162,004)
                                ------------ ------------ ------------- ------------- ------------ ------------
   Net increase (decrease) in
     net assets resulting from
     operations................    2,521,965    7,885,900   (1,331,638)    15,077,358      813,269    1,902,711
                                ------------ ------------ ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners........    2,971,797    2,876,120     1,826,006     3,524,218      118,021      226,120
 Net transfers (including fixed
   account)....................    5,661,719   13,470,604   (5,604,110)     7,022,730  (3,454,663)  (3,374,197)
 Contract charges..............    (154,144)    (123,484)     (240,222)     (238,373)     (32,136)     (49,910)
 Transfers for contract
   benefits and
   terminations................  (8,149,348)  (5,411,971)  (21,814,215)  (24,667,700)    (555,807)    (614,107)
                                ------------ ------------ ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from
   contract transactions.......      330,024   10,811,269  (25,832,541)  (14,359,125)  (3,924,585)  (3,812,094)
                                ------------ ------------ ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets......................    2,851,989   18,697,169  (27,164,179)       718,233  (3,111,316)  (1,909,383)
NET ASSETS:
 Beginning of period...........   83,918,502   65,221,333   181,068,259   180,350,026   12,031,860   13,941,243
                                ------------ ------------ ------------- ------------- ------------ ------------
 End of period................. $ 86,770,491 $ 83,918,502 $ 153,904,080 $ 181,068,259 $  8,920,544 $ 12,031,860
                                ============ ============ ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MSF BLACKROCK                MSF METLIFE              MSF BLACKROCK            MSF BLACKROCK
       MONEY MARKET                 STOCK INDEX               BOND INCOME            STRATEGIC VALUE
        SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------  ------------------------- ------------------------- ------------------------
    2007           2006          2007         2006         2007         2006        2007         2006
    ----           ----          ----         ----         ----         ----        ----         ----


$   3,239,963  $   2,220,027 $  (329,656) $     24,269 $    432,948 $  1,416,338 $  (37,534) $   (52,954)
           --             --    4,282,606    4,713,944    (157,357)    (514,672)     229,921      779,295
           --             --  (2,637,207)    (292,674)    1,003,600      308,380   (324,702)    (199,526)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------


    3,239,963      2,220,027    1,315,743    4,445,539    1,279,191    1,210,046   (132,315)      526,815
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------

   24,525,877     12,933,299      831,403    1,149,224    1,231,591    4,722,725      28,675       45,353

   82,824,803     70,315,009      266,696      727,724  (7,094,151)    2,606,598   (319,905)  (1,420,091)
    (318,953)      (216,128)    (123,990)    (109,731)     (54,741)     (95,537)     (8,907)     (13,711)


 (91,619,481)   (51,784,172)  (3,686,152)  (2,734,334)  (2,251,227)  (4,048,484)   (179,167)    (243,694)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------


   15,412,246     31,248,008  (2,712,043)    (967,117)  (8,168,528)    3,185,302   (479,304)  (1,632,143)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------

   18,652,209     33,468,035  (1,396,300)    3,478,422  (6,889,337)    4,395,348   (611,619)  (1,105,328)
   91,235,712     57,767,677   39,811,549   36,333,127   36,289,487   31,894,139   3,001,029    4,106,357
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------
$ 109,887,921  $  91,235,712 $ 38,415,249 $ 39,811,549 $ 29,400,150 $ 36,289,487 $ 2,389,410 $  3,001,029
=============  ============= ============ ============ ============ ============ =========== ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                MSF WESTERN ASSET       MSF WESTERN ASSET
                                    MSF FRANKLIN TEMPLETON    MANAGEMENT STRATEGIC         MANAGEMENT
                                       SMALL CAP GROWTH        BOND OPPORTUNITIES        U.S. GOVERNMENT
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ----------------------    --------------------      -----------------
                                       2007         2006        2007        2006        2007        2006
                                       ----         ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $  (200,740) $  (357,497) $    56,877 $   213,863 $     5,790 $   (3,868)
 Net realized gains (losses)......    1,840,066    2,186,804      31,871      74,708       6,291       8,980
 Change in unrealized gains
   (losses) on investments........  (1,127,390)       92,344      45,831    (77,850)      22,512      15,639
                                   ------------ ------------ ----------- ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      511,936    1,921,651     134,579     210,721      34,593      20,751
                                   ------------ ------------ ----------- ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................    1,211,623    4,255,248     138,787     101,795     588,059     192,197
 Net transfers (including fixed
   account).......................  (8,429,640)  (2,650,893)      11,202    (57,135)     309,580     835,478
 Contract charges.................     (40,179)     (77,651)    (16,322)    (17,724)     (2,997)       (697)
 Transfers for contract benefits
   and terminations...............    (610,551)  (1,113,565)   (545,786)   (650,893)    (57,170)    (47,218)
                                   ------------ ------------ ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (7,868,747)      413,139   (412,119)   (623,957)     837,472     979,760
                                   ------------ ------------ ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets.........................  (7,356,811)    2,334,790   (277,540)   (413,236)     872,065   1,000,511
NET ASSETS:
 Beginning of period..............   20,720,142   18,385,352   6,154,850   6,568,086   1,068,532      68,021
                                   ------------ ------------ ----------- ----------- ----------- -----------
 End of period.................... $ 13,363,331 $ 20,720,142 $ 5,877,310 $ 6,154,850 $ 1,940,597 $ 1,068,532
                                   ============ ============ =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.


    MSF T. ROWE PRICE          MSF T. ROWE PRICE          MSF OPPENHEIMER              PUTNAM VT
    SMALL CAP GROWTH           LARGE CAP GROWTH            GLOBAL EQUITY           GROWTH AND INCOME
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- --------------------------- ------------------------ -------------------------
    2007         2006         2007          2006          2007        2006         2007         2006
    ----         ----         ----          ----          ----        ----         ----         ----
$  (174,843) $  (187,629) $   (966,497) $ (1,733,106) $   (35,192) $   115,962 $     37,708 $     92,247
     613,009      459,600     6,886,356    19,301,398      678,988     268,259    3,284,631      973,609

     540,791       67,327       497,289   (2,423,457)      247,590   1,343,446  (4,429,636)    1,808,364
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------


     978,957      339,298     6,417,148    15,144,835      891,386   1,727,667  (1,107,297)    2,874,220
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------

     128,842      115,995     1,180,528    10,404,062      593,732   1,533,347      173,693      279,458

   (482,627)    (549,288)  (42,288,504)  (34,424,655)    2,688,988   9,379,682    (332,401)    (864,566)
    (22,563)     (25,141)     (219,216)     (392,970)     (34,234)    (17,185)     (13,766)     (13,940)

 (1,438,408)  (1,368,806)   (6,567,377)   (9,116,422)  (1,775,559)   (789,504)  (3,855,070)  (3,404,512)
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------


 (1,814,756)  (1,827,240)  (47,894,569)  (33,529,985)    1,472,927  10,106,340  (4,027,544)  (4,003,560)
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------

   (835,799)  (1,487,942)  (41,477,421)  (18,385,150)    2,364,313  11,834,007  (5,134,841)  (1,129,340)
  12,441,182   13,929,124   114,703,767   133,088,917   17,132,657   5,298,650   20,878,412   22,007,752
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------
$ 11,605,383 $ 12,441,182 $  73,226,346 $ 114,703,767 $ 19,496,970 $17,132,657 $ 15,743,571 $ 20,878,412
============ ============ ============= ============= ============ =========== ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                           PUTNAM VT                 PUTNAM VT             FTVIPT TEMPLETON
                                             VISTA                 EQUITY INCOME          GROWTH SECURITIES
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------- ------------------------- ------------------------
                                       2007         2006         2007         2006         2007        2006
                                       ----         ----         ----         ----         ----        ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (62,496) $   (80,454) $    121,566 $     12,971 $     37,661 $   (6,042)
 Net realized gains (losses)......     (91,634)    (182,393)    3,453,450      999,701    1,071,572     364,109
 Change in unrealized gains
   (losses) on investments........      303,960      510,354  (2,799,230)    4,430,015  (1,077,442)     906,637
                                   ------------ ------------ ------------ ------------ ------------ -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      149,830      247,507      775,786    5,442,687       31,791   1,264,704
                                   ------------ ------------ ------------ ------------ ------------ -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       45,530       50,831    2,042,424    2,204,480    2,446,243   1,782,108
 Net transfers (including fixed
   account).......................    (640,816)    (408,852)    5,143,454    9,592,767    6,683,188   4,443,080
 Contract charges.................      (2,196)      (2,714)     (82,070)     (57,915)     (26,308)     (6,979)
 Transfers for contract benefits
   and terminations...............    (952,330)    (987,903)  (3,298,665)  (1,897,164)  (1,105,032)   (931,583)
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (1,549,812)  (1,348,638)    3,805,143    9,842,168    7,998,091   5,286,626
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease) in net
   assets.........................  (1,399,982)  (1,101,131)    4,580,929   15,284,855    8,029,882   6,551,330
NET ASSETS:
 Beginning of period..............    5,064,251    6,165,382   39,810,732   24,525,877   10,958,015   4,406,685
                                   ------------ ------------ ------------ ------------ ------------ -----------
 End of period.................... $  3,664,269 $  5,064,251 $ 44,391,661 $ 39,810,732 $ 18,987,897 $10,958,015
                                   ============ ============ ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     FTVIPT TEMPLETON             FTVIPT DEVELOPING           FIDELITY VIP                FIDELITY VIP
    FOREIGN SECURITIES           MARKETS SECURITIES       GROWTH OPPORTUNITIES            EQUITY-INCOME
        SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------  --------------------------- -----------------------    -------------------------
    2007           2006          2007          2006         2007        2006            2007         2006
    ----           ----          ----          ----         ----        ----            ----         ----

$     267,150  $   (118,593) $     312,615 $   (183,808) $   (3,102) $   (1,190)    $      9,362 $    134,443
   11,333,908      8,146,492    15,936,172    11,370,221       1,990    (27,594)       1,052,696    1,529,181

  (4,646,750)      5,357,400   (6,630,584)     1,413,976      44,671      35,547     (1,072,377)    (168,505)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------


    6,954,308     13,385,299     9,618,203    12,600,389      43,559       6,763        (10,319)    1,495,119
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------
    1,159,342      4,976,140       598,648     3,273,494       1,250       2,650          68,011      136,465

 (18,625,145)   (12,719,345)  (14,587,546)  (14,560,453)     (6,290)    (11,985)         518,279      130,922
    (131,977)      (200,260)     (107,596)     (148,180)       (189)       (199)        (24,212)     (23,849)

  (4,984,549)    (5,633,440)   (3,171,172)   (4,473,829)    (65,156)   (120,023)       (860,963)  (1,471,240)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------


 (22,582,329)   (13,576,905)  (17,267,666)  (15,908,968)    (70,385)   (129,557)       (298,885)  (1,227,702)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------

 (15,628,021)      (191,606)   (7,649,463)   (3,308,579)    (26,826)   (122,794)       (309,204)      267,417
   67,803,255     67,994,861    48,883,729    52,192,308     224,683     347,477       9,156,792    8,889,375
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------
$  52,175,234  $  67,803,255 $  41,234,266 $  48,883,729 $   197,857 $   224,683    $  8,847,588 $  9,156,792
=============  ============= ============= ============= =========== ===========    ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                          PIMCO VIT                PIMCO VIT          PIMCO VIT STOCKSPLUS
                                          HIGH YIELD              LOW DURATION          GROWTH AND INCOME
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------ ------------------------ -----------------------
                                       2007        2006         2007        2006        2007        2006
                                       ----        ----         ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    509,321 $   863,011 $    292,400 $   266,483 $    96,156 $    49,459
 Net realized gains (losses)......      107,324     255,170     (23,753)    (33,431)      51,946      36,393
 Change in unrealized gains
   (losses) on investments........    (393,524)     119,847      232,553       1,182    (69,013)      96,200
                                   ------------ ----------- ------------ ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      223,121   1,238,028      501,200     234,234      79,089     182,052
                                   ------------ ----------- ------------ ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................      236,367   2,347,587       85,852      17,400      55,775       5,176
 Net transfers (including fixed
   account).......................  (5,917,985)   (171,562)    (109,712)   (301,757)       2,522    (58,760)
 Contract charges.................     (29,500)    (51,040)     (28,171)    (31,100)     (4,149)     (3,692)
 Transfers for contract benefits
   and terminations...............    (499,934)   (808,796)  (1,159,110)   (615,942)    (75,136)   (100,383)
                                   ------------ ----------- ------------ ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (6,211,052)   1,316,189  (1,211,141)   (931,399)    (20,988)   (157,659)
                                   ------------ ----------- ------------ ----------- ----------- -----------
 Net increase (decrease) in net
   assets.........................  (5,987,931)   2,554,217    (709,941)   (697,165)      58,101      24,393
NET ASSETS:
 Beginning of period..............   14,434,061  11,879,844    9,702,832  10,399,997   1,454,878   1,430,485
                                   ------------ ----------- ------------ ----------- ----------- -----------
 End of period.................... $  8,446,130 $14,434,061 $  8,992,891 $ 9,702,832 $ 1,512,979 $ 1,454,878
                                   ============ =========== ============ =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                       PIMCO VIT             AMERICAN FUNDS
                     TOTAL RETURN             GLOBAL GROWTH
                      SUB-ACCOUNT              SUB-ACCOUNT
               ------------------------- -----------------------
                   2007         2006        2007      2006 (B)
                   ----         ----        ----      --------
               $    646,032 $    758,980 $   149,045 $     (138)
                     90,176      226,273     220,803          --

                    558,878    (425,395)     111,988       3,336
               ------------ ------------ ----------- -----------


                  1,295,086      559,858     481,836       3,198
               ------------ ------------ ----------- -----------

                      5,445      109,039   1,764,876      87,400

                (3,013,968)  (1,623,350)   8,265,449     234,855
                   (33,199)     (44,580)     (5,398)        (76)

                (2,974,796)  (4,147,286)   (314,508)        (34)
               ------------ ------------ ----------- -----------


                (6,016,518)  (5,706,177)   9,710,419     322,145
               ------------ ------------ ----------- -----------

                (4,721,432)  (5,146,319)  10,192,255     325,343
                 23,287,170   28,433,489     325,343          --
               ------------ ------------ ----------- -----------
               $ 18,565,738 $ 23,287,170 $10,517,598 $   325,343
               ============ ============ =========== ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Met Investors Series Trust ("MIST")
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series ("DWS")
Metropolitan Series Fund, Inc. ("MSF")
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2007:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid-Cap Growth Sub-Account*
MIST Lord Abbett Mid-Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Neuberger Berman Real Estate Sub-Account*
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid-Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account*
MSF MFS Total Return Sub-Account*
MSF Capital Guardian U.S. Equity Sub-Account
MSF FI International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

The following Sub-Accounts ceased operations during the year ended December 31, 2007:

MIST Lord Abbett America's Value Sub-Account
MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
AIM V.I. Capital Appreciation Sub-Account
MFS Investors Trust Sub-Account
DWS Small Cap Growth Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

Old Name                               New Name
--------                               --------
RCM Global Technology Portfolio        RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth
                                         Portfolio

MERGERS:

Old Name                               New Name
--------                               --------
Lord Abbett America's Value Portfolio  Lord Abbett Bond Debenture Portfolio
Pioneer Mid-Cap Value Portfolio        Lazard Mid Cap Portfolio
Met/Putnam Capital Opportunities       Lazard Mid Cap Portfolio
  Portfolio

SUBSTITUTIONS:

Old Name                               New Name
--------                               --------
AIM V.I. Capital Appreciation Fund     Met/AIM Capital Appreciation Portfolio
MFS Investors Trust Series             Capital Guardian U.S. Equity Portfolio
DWS Small Cap Growth VIP               T. Rowe Price Small Cap Growth
                                         Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Sub-Accounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

                   Mortality and Expense Risk   0.50% - 1.60%
                   ------------------------------------------
                   Administrative               0.15% - 0.25%
                   ------------------------------------------
                   Optional Death Benefit Rider 0.15% - 0.35%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

..35% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS

                                                                      FOR THE YEAR ENDED
                                        AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                       ------------------------- ----------------------------
                                                                    COST OF       PROCEEDS
                                         SHARES      COST ($)    PURCHASES ($) FROM SALES ($)
                                       ----------- ------------- ------------- --------------
 MIST Lord Abbett Growth and Income
   Sub-Account........................  37,362,629   900,689,264   70,356,584   231,359,318
 MIST Lord Abbett Bond Debenture
   Sub-Account........................  23,716,950   285,962,616   44,344,039    57,616,903
 MIST Van Kampen Mid-Cap Growth
   Sub-Account........................   5,398,464    48,410,250    8,290,921     9,938,434
 MIST Lord Abbett Mid-Cap Value
   Subaccount.........................  15,370,412   305,095,180  111,789,284    73,130,740
 MIST Lord Abbett America's Value
   Subaccount (a).....................          --            --    8,983,692    94,003,035
 MIST Met/Putnam Capital Opportunities
   Subaccount (a).....................          --            --    2,900,289    42,427,049
 MIST Oppenheimer Capital Appreciation
   Sub-Account........................  13,898,215   115,995,038   14,943,350    30,151,799
 MIST PIMCO Inflation Protected Bond
   Sub-Account........................   5,336,887    56,321,366    3,209,486    14,264,630
 MIST Legg Mason Partners Aggressive
   Growth Sub-Account.................  11,814,109    84,099,825   10,552,346    24,973,849
 MIST PIMCO Total Return Sub-Account..  23,263,631   265,788,681   17,612,654    72,920,871
 MIST RCM Technology Sub-Account......   1,991,045    10,033,666    4,179,121     4,212,316
 MIST T. Rowe Price Mid-Cap Growth
   Sub-Account........................   9,527,766    73,665,517   17,663,992    44,829,148
 MIST MFS Research International
   Sub-Account........................  14,808,710   177,661,951   40,471,315    54,486,113
 MIST Met/AIM Small Cap Growth
   Sub-Account........................   4,840,965    60,378,425    3,918,053    23,527,857
 MIST Lazard Mid Cap Sub-Account......   4,782,342    64,075,615   45,202,156    11,910,438
 MIST Harris Oakmark International
   Sub-Account........................   5,338,525    82,388,891   19,691,193    30,327,266
 MIST Third Avenue Small Cap Value
   Sub-Account........................   4,938,906    71,467,866    8,407,466    22,046,670
 MIST Neuberger Berman Real Estate
   Sub-Account........................   3,547,724    49,277,565   11,399,578    27,277,650
 MIST Turner Mid-Cap Growth
   Sub-Account........................   1,003,606    11,364,914    2,946,373     2,613,198
 MIST Goldman Sachs Mid-Cap Value
   Sub-Account........................   2,440,571    32,675,666    8,997,169    11,742,389
 MIST MetLife Defensive Strategy
   Sub-Account........................  12,804,702   138,308,396   80,375,074    29,917,654
 MIST MetLife Moderate Strategy
   Sub-Account........................  41,057,996   444,685,682  169,996,918    10,241,210
 MIST MetLife Balanced Strategy
   Sub-Account........................ 102,320,090 1,127,079,630  352,783,848     9,885,827
 MIST MetLife Growth Strategy
   Sub-Account........................ 107,543,982 1,241,663,822  414,941,749    12,054,250

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                         FOR THE YEAR ENDED
                                            AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                            ----------------------  ----------------------------
                                                                       COST OF       PROCEEDS
                                              SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                            ----------  ----------- ------------- --------------
 MIST MetLife Aggressive Strategy
   Sub-Account.............................  9,980,515  116,103,746   32,288,629    55,366,455
 MIST Van Kampen Comstock Sub-Account......  7,337,429   79,520,505   14,772,834     9,009,813
 MIST Cyclical Growth ETF Sub-Account......  2,929,634   32,175,010    9,868,644     4,159,709
 MIST Cyclical Growth and Income ETF
   Sub-Account.............................  4,881,410   54,777,354   34,981,946     4,787,068
 MIST Legg Mason Value Equity Sub-Account..  2,737,139   28,880,765      907,900    10,736,954
 MIST Met/AIM Capital Appreciation
   Sub-Account.............................  1,445,052   16,733,438   20,401,074    25,774,398
 MIST Pioneer Fund Sub-Account.............     45,603      682,504      421,867       114,105
 MIST Pioneer Mid-Cap Value Sub-Account (a)         --           --      151,039       213,921
 MIST Pioneer Strategic Income Sub-Account.    151,306    1,466,891    1,287,468       197,277
 MIST MFS Emerging Markets Equity
   Sub-Account.............................    473,853    6,134,315    9,109,523    15,794,893
 MIST Loomis Sayles Global Markets
   Sub-Account.............................  1,060,760   13,607,848   13,550,898       357,956
 MIST Strategic Growth and Income
   Sub-Account............................. 26,817,047  279,284,569  189,468,322     7,020,809
 MIST Strategic Conservative Growth
   Sub-Account............................. 26,437,554  277,434,450  175,017,690     3,608,781
 MIST Strategic Growth Sub-Account......... 14,040,450  148,069,869   87,037,006    11,992,347
 MIST Rainier Large Cap Equity
   Sub-Account (b).........................    115,008    1,138,792    1,139,817         1,053
 Russell Multi-Style Equity Sub-Account....  1,199,914   17,128,460    1,193,103     7,699,366
 Russell Aggressive Equity Sub-Account.....    317,909    4,278,027      687,872     1,424,463
 Russell Non-U.S. Sub-Account..............    706,355    8,310,918    2,262,926     3,173,937
 Russell Core Bond Sub-Account.............  1,402,555   14,385,119    1,430,997     2,577,447
 Russell Real Estate Securities Sub-account    138,794    2,262,798      445,850       760,061
 AIM V.I. International Growth Sub-Account.    413,717   10,020,669    2,403,422     6,813,605
 DWS Government & Agency Securities
   Sub-Account.............................     84,740    1,023,991       79,102       352,882
 MSF Davis Venture Value Sub-Account.......  7,906,654  216,411,104   14,513,729    74,155,252
 MSF Harris Oakmark Focused Value
   Sub-Account.............................    314,769   72,303,104   13,873,080    19,146,933
 MSF Jennison Growth Sub-Account...........  5,227,173   56,260,574    4,189,128    22,699,569
 MSF MFS Total Return Sub-Account..........    566,722   80,612,015   11,106,807     1,471,095
 MSF Capital Guardian U.S. Equity
   Sub-Account............................. 12,416,171  141,690,461   23,151,316    40,377,367
 MSF FI International Stock Sub-Account....    563,314    6,752,904    1,648,600     5,153,903
 MSF BlackRock Money Market Sub-Account....  1,098,887  109,888,716  149,052,778   130,398,911
 MSF MetLife Stock Index Sub-Account.......  1,064,702   36,441,109   16,252,119    18,425,582
 MSF BlackRock Bond Income Sub-Account.....    265,558   28,204,971    7,515,499    15,250,384
 MSF BlackRock Strategic Value Sub-Account.    159,862    2,676,819      616,576       822,209

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                             FOR THE YEAR ENDED
                                                AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                                ----------------------- ----------------------------
                                                                           COST OF       PROCEEDS
                                                 SHARES      COST ($)   PURCHASES ($) FROM SALES ($)
                                                 ---------  ----------  ------------- --------------
 MSF Franklin Templeton Small Cap Growth
   Sub-Account................................. 1,273,974   13,422,127    3,377,997     10,586,846
 MSF Western Asset Management Strategic Bond
   Opportunities Sub-Account...................   463,894    5,717,099    1,180,443      1,530,022
 MSF Western Asset Management U.S. Government
   Sub-Account.................................   156,168    1,902,840    1,436,254        592,418
 MSF T. Rowe Price Small Cap Growth
   Sub-Account.................................   680,308    9,389,084    2,277,198      4,264,300
 MSF T. Rowe Price Large Cap Growth
   Sub-Account................................. 4,461,145   61,513,758    2,627,787     50,756,094
 MSF Oppenheimer Global Equity Sub-Account..... 1,117,987   17,611,204    3,810,955      2,097,545
 Putnam VT Growth and Income Sub-Account.......   677,786   17,079,132    3,949,116      5,020,439
 Putnam VT Vista Sub-Account...................   235,948    3,572,872      127,615      1,739,584
 Putnam VT Equity Income Sub-Account........... 2,965,416   40,835,741    9,169,042      2,446,919
 FTVIPT Templeton Growth Securities
   Sub-Account................................. 1,228,042   18,429,343   10,060,893      1,368,413
 FTVIPT Templeton Foreign Securities
   Sub-Account................................. 2,565,695   37,741,147    5,776,629     25,776,310
 FTVIPT Templeton Developing Markets Securities
   Sub-Account................................. 2,571,812   22,827,827    6,058,574     19,900,217
 Fidelity VIP Growth Opportunities Sub-Account.     8,847      165,992        5,342         78,767
 Fidelity VIP Equity-Income Sub-Account........   374,809    9,215,908    2,531,673      2,064,289
 PIMCO VIT High Yield Sub-Account.............. 1,049,251    8,570,968    1,103,144      6,804,548
 PIMCO VIT Low Duration Sub-Account............   873,126    8,922,098    1,163,497      2,081,936
 PIMCO VIT StocksPLUS Growth and Income
   Sub-Account.................................   137,084    1,364,998      347,336        271,745
 PIMCO VIT Total Return Sub-Account............ 1,769,858   18,027,482    1,948,173      7,318,703
 American Funds Global Growth Sub-Account......   420,738   10,403,130   10,363,573        309,419

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST LORD ABBETT        MIST LORD ABBETT          MIST VAN KAMPEN
                                  GROWTH AND INCOME        BOND DEBENTURE           MID-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  22,197,014  26,137,911  16,590,983   19,002,390   5,207,161    5,540,015
Units issued and transferred
  from other funding
  options.....................     758,098   1,187,483   2,414,744    1,365,191     566,342      694,113
Units redeemed and transferred
  to other funding options.... (4,405,380) (5,128,380) (3,761,736)  (3,776,598) (1,059,547)  (1,026,967)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  18,549,732  22,197,014  15,243,991   16,590,983   4,713,956    5,207,161
                               =========== =========== ===========  =========== ===========  ===========

                                  MIST OPPENHEIMER           MIST PIMCO         MIST LEGG MASON PARTNERS
                                CAPITAL APPRECIATION   INFLATION PROTECTED BOND    AGGRESSIVE GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  15,156,483  16,165,489   5,893,926    6,511,274  13,441,619   15,958,225
Units issued and transferred
  from other funding
  options.....................   1,865,281   2,979,206     539,287      838,475     821,885    1,065,575
Units redeemed and transferred
  to other funding options.... (3,995,539) (3,988,212) (1,546,952)  (1,455,823) (3,438,475)  (3,582,181)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  13,026,225  15,156,483   4,886,261    5,893,926  10,825,029   13,441,619
                               =========== =========== ===========  =========== ===========  ===========

                                      MIST MFS              MIST MET/AIM              MIST LAZARD
                               RESEARCH INTERNATIONAL     SMALL CAP GROWTH              MID-CAP
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  13,357,797  15,507,023   5,984,113    7,550,815   2,006,766    2,227,684
Units issued and transferred
  from other funding
  options.....................   1,089,411   2,325,619     447,020      513,599   2,592,898      274,155
Units redeemed and transferred
  to other funding options.... (3,548,191) (4,474,845) (1,779,146)  (2,080,301)   (828,728)    (495,073)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  10,899,017  13,357,797   4,651,987    5,984,113   3,770,936    2,006,766
                               =========== =========== ===========  =========== ===========  ===========

                                     MIST TURNER         MIST GOLDMAN SACHS          MIST METLIFE
                                   MID-CAP GROWTH           MID-CAP VALUE         DEFENSIVE STRATEGY
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......     989,402   1,029,884   2,536,265    2,181,767   8,262,424    6,322,085
Units issued and transferred
  from other funding
  options.....................     241,838     207,373     603,616    1,109,308   8,777,923    4,917,609
Units redeemed and transferred
  to other funding options....   (244,254)   (247,855)   (972,804)    (754,810) (4,575,519)  (2,977,270)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............     986,986     989,402   2,167,077    2,536,265  12,464,828    8,262,424
                               =========== =========== ===========  =========== ===========  ===========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

      MIST LORD ABBETT         MIST LORD ABBETT         MIST MET/PUTNAM
        MID-CAP VALUE          AMERICA'S VALUE       CAPITAL OPPORTUNITIES
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006       2007 (A)      2006       2007 (A)      2006
      ----        ----       --------      ----       --------      ----
    10,813,416  12,134,519    5,264,244   4,568,630    1,916,921   2,212,145


     2,728,519   1,316,845      299,594   1,311,892       54,027     267,836

   (2,871,350) (2,637,948)  (5,563,838)   (616,278)  (1,970,948)   (563,060)
   ----------- ----------- ------------ ----------- ------------ -----------
    10,670,585  10,813,416           --   5,264,244           --   1,916,921
   =========== =========== ============ =========== ============ ===========

         MIST PIMCO                MIST RCM            MIST T. ROWE PRICE
        TOTAL RETURN              TECHNOLOGY             MID CAP GROWTH
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
    26,133,024  27,888,652    2,231,169   2,539,048   12,903,767  15,203,506


     2,663,362   5,644,119      913,172     571,231    2,124,155   2,952,292

   (7,498,506) (7,399,747)  (1,011,938)   (879,110)  (5,487,926) (5,252,031)
   ----------- ----------- ------------ ----------- ------------ -----------
    21,297,880  26,133,024    2,132,403   2,231,169    9,539,996  12,903,767
   =========== =========== ============ =========== ============ ===========

         MIST HARRIS          MIST THIRD AVENUE          MIST NEUBERGER
    OAKMARK INTERNATIONAL      SMALL CAP VALUE         BERMAN REAL ESTATE
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
     5,683,024   6,295,353    5,547,538   5,920,257    3,924,423   4,868,446


     1,038,029   1,230,954      479,229   1,329,569      554,362     678,283

   (1,959,028) (1,843,283)  (1,524,170) (1,702,288)  (1,540,097) (1,622,306)
   ----------- ----------- ------------ ----------- ------------ -----------
     4,762,025   5,683,024    4,502,597   5,547,538    2,938,688   3,924,423
   =========== =========== ============ =========== ============ ===========

        MIST METLIFE             MIST METLIFE             MIST METLIFE
      MODERATE STRATEGY       BALANCED STRATEGY         GROWTH STRATEGY
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
    27,420,828  21,366,533   74,894,089  59,266,853   77,651,335  58,883,485


    17,398,719   9,530,887   37,005,670  24,230,743   40,086,102  26,068,145

   (4,967,751) (3,476,592) (12,329,992) (8,603,507) (12,241,787) (7,300,295)
   ----------- ----------- ------------ ----------- ------------ -----------
    39,851,796  27,420,828   99,569,767  74,894,089  105,495,650  77,651,335
   =========== =========== ============ =========== ============ ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       MIST METLIFE           MIST VAN KAMPEN        MIST CYCLICAL
                                    AGGRESSIVE STRATEGY          COMSTOCK             GROWTH ETF
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006       2007       2006
                                     ----        ----        ----        ----       ----       ----
Units beginning of year..........  11,904,491  12,099,254   6,796,669   3,599,394 2,443,105    820,546
Units issued and transferred from
  other funding options..........   2,445,664   3,061,704   2,139,027   4,851,096   969,920  1,806,891
Units redeemed and transferred to
  other funding options.......... (4,765,230) (3,256,467) (1,839,614) (1,653,821) (446,264)  (184,332)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................   9,584,925  11,904,491   7,096,082   6,796,669 2,966,761  2,443,105
                                  =========== =========== =========== =========== =========  =========

                                       MIST PIONEER            MIST PIONEER          MIST PIONEER
                                           FUND                MID-CAP VALUE       STRATEGIC INCOME
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006      2007 (A)      2006       2007       2006
                                     ----        ----      --------      ----       ----       ----
Units beginning of year..........      18,039          --       6,262          --    18,435         --
Units issued and transferred from
  other funding options..........      20,488      18,242       9,615       6,586    68,000     18,490
Units redeemed and transferred to
  other funding options..........     (6,420)       (203)    (15,877)       (324)  (13,884)       (55)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................      32,107      18,039          --       6,262    72,551     18,435
                                  =========== =========== =========== =========== =========  =========

                                      MIST STRATEGIC          MIST STRATEGIC         MIST RAINIER
                                    CONSERVATIVE GROWTH           GROWTH           LARGE CAP EQUITY
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006          2007 (B)
                                     ----        ----        ----        ----          --------
Units beginning of year..........  10,385,745          --   7,005,283          --                  --
Units issued and transferred from
  other funding options..........  17,029,897  10,454,798   8,190,553   7,061,619             115,322
Units redeemed and transferred to
  other funding options.......... (1,438,996)    (69,053) (1,617,165)    (56,336)               (131)
                                  ----------- ----------- ----------- ----------- -------------------
Units end of year................  25,976,646  10,385,745  13,578,671   7,005,283             115,191
                                  =========== =========== =========== =========== ===================

                                          RUSSELL                 RUSSELL              AIM V.I.
                                         CORE BOND        REAL ESTATE SECURITIES  INTERNATIONAL GROWTH
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006       2007       2006
                                     ----        ----        ----        ----       ----       ----
Units beginning of year..........   1,079,274   1,392,616      93,434     125,482   855,393    894,527
Units issued and transferred from
  other funding options..........      59,738      60,639       3,870       7,795   146,205    406,284
Units redeemed and transferred to
  other funding options..........   (176,864)   (373,981)    (23,340)    (39,843) (354,291)  (445,418)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................     962,148   1,079,274      73,964      93,434   647,307    855,393
                                  =========== =========== =========== =========== =========  =========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

         MIST CYCLICAL         MIST LEGG MASON          MIST MET/AIM
     GROWTH AND INCOME ETF      VALUE EQUITY        CAPITAL APPRECIATION
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       2,292,596   405,183   3,604,696      31,606   1,713,687   2,204,039

       3,296,626 2,151,507     216,238   4,271,650   8,040,816      54,052

       (650,017) (264,094) (1,048,917)   (698,560) (3,339,977)   (544,404)
     ----------- --------- ----------- ----------- ----------- -----------
       4,939,205 2,292,596   2,772,017   3,604,696   6,414,526   1,713,687
     =========== ========= =========== =========== =========== ===========

       MIST MFS EMERGING         MIST LOOMIS           MIST STRATEGIC
        MARKETS EQUITY      SAYLES GLOBAL MARKETS     GROWTH AND INCOME
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       1,163,479        --      35,233          --   9,468,531          --

         826,922 1,177,672   1,103,169      35,269  18,704,065   9,568,746

     (1,507,417)  (14,193)    (52,579)        (36) (2,020,715)   (100,215)
     ----------- --------- ----------- ----------- ----------- -----------
         482,984 1,163,479   1,085,823      35,233  26,151,881   9,468,531
     =========== ========= =========== =========== =========== ===========

            RUSSELL                RUSSELL                 RUSSELL
      MULTI-STYLE EQUITY      AGGRESSIVE EQUITY           NON-U.S.
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       1,829,723 2,495,854     349,188     502,797     656,427     901,452

          24,410    50,439       8,669      15,113       8,676      14,815

       (542,598) (716,570)    (90,156)   (168,722)   (170,665)   (259,840)
     ----------- --------- ----------- ----------- ----------- -----------
       1,311,535 1,829,723     267,701     349,188     494,438     656,427
     =========== ========= =========== =========== =========== ===========

       DWS GOVERNMENT &           MSF DAVIS          MSF HARRIS OAKMARK
       AGENCY SECURITIES        VENTURE VALUE           FOCUSED VALUE
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
          94,778   128,534  21,712,702  23,065,635   4,979,605   5,521,791

           3,139     4,462   2,366,154   3,988,581     549,758     653,346

        (25,881)  (38,218) (6,305,782) (5,341,514) (1,378,149) (1,195,532)
     ----------- --------- ----------- ----------- ----------- -----------
          72,036    94,778  17,773,074  21,712,702   4,151,214   4,979,605
     =========== ========= =========== =========== =========== ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MSF JENNISON               MSF MFS              MSF CAPITAL GUARDIAN
                                       GROWTH               TOTAL RETURN                 U.S. EQUITY
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   7,501,567   7,810,159   3,537,012     3,290,732    13,997,926  15,182,070
Units issued and transferred
  from other funding
  options.....................     606,542   2,357,896     434,036       667,547     1,445,517   1,677,223
Units redeemed and transferred
  to other funding options.... (2,321,098) (2,666,488)   (566,257)     (421,267)   (3,392,078) (2,861,367)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   5,787,011   7,501,567   3,404,791     3,537,012    12,051,365  13,997,926
                               =========== ===========  ===========   ===========  =========== ===========


                                    MSF BLACKROCK           MSF BLACKROCK          MSF FRANKLIN TEMPLETON
                                     BOND INCOME           STRATEGIC VALUE            SMALL-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......     772,347     700,921     141,367       222,081     1,914,092   1,835,415
Units issued and transferred
  from other funding
  options.....................     202,309     434,070      19,449        30,155       345,178   1,226,647
Units redeemed and transferred
  to other funding options....   (393,703)   (362,644)    (42,196)     (110,869)   (1,065,272) (1,147,970)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............     580,953     772,347     118,620       141,367     1,193,998   1,914,092
                               =========== ===========  ===========   ===========  =========== ===========

                                  MSF T. ROWE PRICE        MSF OPPENHEIMER                PUTNAM VT
                                  LARGE CAP GROWTH          GLOBAL EQUITY             GROWTH AND INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   8,132,948   4,655,618     857,647       305,962     1,289,872   1,598,305
Units issued and transferred
  from other funding
  options.....................     308,170   7,586,549     239,186       653,823        57,241      60,122
Units redeemed and transferred
  to other funding options.... (3,624,923) (4,109,219)   (168,141)     (102,138)     (327,655)   (368,555)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   4,816,195   8,132,948     928,692       857,647     1,019,458   1,289,872
                               =========== ===========  ===========   ===========  =========== ===========

                                  FTVIPT TEMPLETON     FTVIPT TEMPLETON DEVELOPING      FIDELITY VIP
                                 FOREIGN SECURITIES      MARKETS SECURITIES         GROWTH OPPORTUNITIES
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   4,229,198   5,193,955   2,629,249     3,488,075        23,148      37,228
Units issued and transferred
  from other funding
  options.....................     244,352     705,865     177,611       470,215           497       1,296
Units redeemed and transferred
  to other funding options.... (1,577,570) (1,670,622) (1,069,895)   (1,329,041)       (6,862)    (15,376)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   2,895,980   4,229,198   1,736,965     2,629,249        16,783      23,148
                               =========== ===========  ===========   ===========  =========== ===========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

           MSF FL               MSF BLACKROCK             MSF METLIFE
     INTERNATIONAL STOCK        MONEY MARKET              STOCK INDEX
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       632,428    837,397    8,885,438    5,790,856   3,050,585   3,159,767


        62,065     93,049   22,874,297   17,559,482   1,365,097   1,308,220

     (261,595)  (298,018) (21,402,909) (14,464,900) (1,568,700) (1,417,402)
     ---------  --------- ------------ ------------ ----------- -----------
       432,898    632,428   10,356,826    8,885,438   2,846,982   3,050,585
     =========  ========= ============ ============ =========== ===========

      MSF WESTERN ASSET       MSF WESTERN ASSET
     MANAGEMENT STRATEGIC        MANAGEMENT            MSF T. ROWE PRICE
     BOND OPPORTUNITIES        U.S. GOVERNMENT         SMALL CAP GROWTH
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       298,802    329,226       69,720        4,435     887,179   1,020,337


        57,703     47,489       91,375      119,291     161,850     102,239

      (77,225)   (77,913)     (37,942)     (54,006)   (324,843)   (235,397)
     ---------  --------- ------------ ------------ ----------- -----------
       279,280    298,802      123,153       69,720     724,186     887,179
     =========  ========= ============ ============ =========== ===========

          PUTNAM VT               PUTNAM VT            FTVIPT TEMPLETON
            VISTA               EQUITY INCOME          GROWTH SECURITIES
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       374,568    475,451    2,427,699    1,760,798     560,530     263,350


        13,881     29,096      600,522      873,100     542,132     364,060

     (124,338)  (129,979)    (379,410)    (206,199)   (139,594)    (66,880)
     ---------  --------- ------------ ------------ ----------- -----------
       264,111    374,568    2,648,811    2,427,699     963,068     560,530
     =========  ========= ============ ============ =========== ===========

        FIDELITY VIP              PIMCO VIT                PIMCO VIT
        EQUITY-INCOME            HIGH YIELD              LOW DURATION
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       549,152    639,119    1,027,968      910,444     786,353     863,341


        89,166     84,408       66,199      667,768      82,220     110,966

     (132,034)  (174,375)    (504,819)    (550,244)   (179,183)   (187,954)
     ---------  --------- ------------ ------------ ----------- -----------
       506,284    549,152      589,348    1,027,968     689,390     786,353
     =========  ========= ============ ============ =========== ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                PIMCO VIT STOCKSPLUS      PIMCO VIT      AMERICAN FUNDS
                                                GROWTH AND INCOME       TOTAL RETURN      GLOBAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                -------------------- ------------------- ---------------
                                                  2007       2006      2007      2006      2007    2006
                                                   ----      ----      ----      ----      ----    ----
Units beginning of year........................  138,195    154,607  1,708,329 2,134,374   12,186     --
Units issued and transferred from other funding
  options......................................   22,082     10,434    121,089   231,678  362,190 12,197
Units redeemed and transferred to other funding
  options...................................... (24,703)   (26,846)  (557,847) (657,723) (29,951)   (11)
                                                 --------  --------  --------- --------- -------- ------
Units end of year..............................  135,574    138,195  1,271,571 1,708,329  344,425 12,186
                                                 ========  ========  ========= ========= ======== ======

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                -------------------------------------- -------------------------------------------
                                           UNIT VALUE/1/               INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                            LOWEST TO        NET          INCOME        LOWEST TO       LOWEST TO
                                  UNITS    HIGHEST ($)    ASSETS ($)    RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                ---------- ------------- ------------- ------------  ---------------  --------------
  MIST Lord Abbett         2007 18,549,732 17.17 - 64.94 1,075,806,092     0.98        0.75 - 2.35      1.30 - 3.13
   Growth and Income       2006 22,197,014 16.65 - 62.97 1,254,313,868     1.73        0.75 - 2.35    15.06 - 16.91
   Sub-Account             2005 26,137,911 12.48 - 52.55 1,266,968,938     0.94        0.75 - 2.35      1.00 - 2.62
                           2004 29,905,303 11.76 - 52.34 1,416,012,804     0.43        0.75 - 2.35    10.02 - 11.80
                           2003 28,329,579 11.27 - 46.75 1,205,120,382     1.00        0.75 - 2.35    27.70 - 29.75

  MIST Lord Abbett Bond    2007 15,243,991 14.04 - 20.75   297,943,064     5.12        0.75 - 2.35      4.06 - 5.94
   Debenture               2006 16,590,983 13.37 - 19.63   307,972,386     6.82        0.75 - 2.35      6.62 - 8.33
   Sub-Account             2005 19,002,390 12.42 - 18.12   327,280,969       --        0.75 - 2.35    (0.86) - 0.74
                           2004 18,478,641 12.78 - 17.98   317,240,246     2.98        0.75 - 2.35      5.65 - 7.36
                           2003 20,138,758 11.49 - 16.75   323,680,445     2.04        0.75 - 2.35    16.39 - 18.27

  MIST Van Kampen          2007  4,713,956 12.65 - 13.83    62,713,816       --        0.75 - 1.90    21.15 - 22.78
   Mid-Cap Growth          2006  5,207,161 10.44 - 11.26    56,740,449       --        0.75 - 1.90      6.34 - 7.56
   Sub-Account             2005         --            --            --       --
                           2004         --            --            --       --
                           2003         --            --            --       --

  MIST Lord Abbett         2007 10,670,585 26.10 - 29.40   300,178,790     0.67        0.75 - 1.90    (1.30) - 0.04
   Mid-Cap Value           2006 10,813,416 26.44 - 29.45   304,617,015     0.61        0.75 - 1.90    10.07 - 11.34
   Sub-Account             2005 12,134,519 24.02 - 26.45   308,454,585     0.50        0.75 - 1.90      6.02 - 7.24
                           2004 11,567,876 22.66 - 24.66   275,539,168     3.16        0.75 - 1.90    22.15 - 23.57
                           2003  9,083,775 18.55 - 19.96   176,105,641     2.56        0.75 - 1.90    23.51 - 24.94

  MIST Lord Abbett         2007         --            --            --     3.46        0.75 - 1.90      6.37 - 6.77
   America's Value         2006  5,264,244 15.86 - 16.54    86,156,780     1.83        0.75 - 1.90    12.60 - 13.90
   Sub-Account/(a)/        2005  4,568,630 14.08 - 14.52    65,779,907       --        0.75 - 1.90      2.00 - 3.17
                           2004  2,316,906 13.81 - 14.07    32,408,165     4.84        0.75 - 1.90    15.51 - 16.85
                           2003    448,416 11.95 - 12.05     5,384,408     7.51        0.75 - 1.90    19.53 - 20.45

  MIST Met/Putnam          2007         --            --            --     0.13        0.75 - 1.90      8.54 - 8.94
   Capital Opportunities   2006  1,916,921  9.59 - 20.65    38,262,759     0.09        0.75 - 1.90    12.47 - 13.77
   Sub-Account/(a)/        2005  2,212,145  8.42 - 18.17    39,237,602     0.26        0.75 - 1.90      7.73 - 8.97
                           2004  2,720,782  7.71 - 16.69    44,580,546       --        0.75 - 1.90     16.1 - 17.44
                           2003  3,308,161  6.56 - 14.22    46,460,529       --        0.75 - 1.90    25.87 - 27.32

  MIST Oppenheimer         2007 13,026,225  9.77 - 12.72   137,207,385     0.02        0.75 - 2.35    11.62 - 13.43
   Capital Appreciation    2006 15,156,483  8.75 - 11.27   142,383,044     0.14        0.75 - 2.35      5.12 - 6.81
   Sub-Account             2005 16,165,489  8.31 - 10.60   144,482,219     0.02        0.75 - 2.35      2.29 - 3.93
                           2004 17,566,329  8.12 - 10.24   148,102,308     7.09        1.30 - 2.35      3.93 - 5.03
                           2003 15,380,749   7.80 - 9.73   121,535,657       --        0.75 - 2.35    25.55 - 27.57

  MIST PIMCO Inflation     2007  4,886,261 11.60 - 12.19    58,385,153     2.21        1.30 - 2.35      8.21 - 9.36
   Protected Bond          2006  5,893,926 10.72 - 11.14    64,649,920     3.73        1.30 - 2.35    (1.94 - 0.91)
   Sub-Account             2005  6,511,274 10.93 - 11.25    72,384,448       --        1.30 - 2.35    (0.96) - 0.08
                           2004  8,692,539 11.04 - 11.24    96,965,591     4.57        1.30 - 2.35      6.47 - 7.60
                           2003  7,706,190 10.37 - 10.44    80,239,422     5.18        1.30 - 2.35      3.57 - 4.24

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------
                                                   UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                        ---------- ------------- ----------- ------------  ---------------  ---------------
  MIST Legg Mason Partners         2007 10,825,029  7.44 - 10.90  87,874,559     0.04        1.30 - 2.35      (0.12) - 1.17
   Aggressive Growth Sub-Account   2006 13,441,619  7.44 - 10.77 108,846,059       --        1.30 - 2.35    (4.01) - (3.00)
                                   2005 15,958,225  7.74 - 11.10 134,458,398       --        1.30 - 2.35      10.95 - 12.11
                                   2004 20,250,042   6.97 - 9.89 152,910,724       --        1.30 - 2.35        5.92 - 7.04
                                   2003  8,421,303   6.58 - 9.22  56,084,564       --        1.30 - 2.35      27.86 - 29.21

  MIST PIMCO Total Return          2007 21,297,880 12.62 - 14.09 283,533,965     3.30        0.75 - 2.35        5.05 - 6.93
   Sub-Account                     2006 26,133,024 12.00 - 13.17 327,612,133     2.60        0.75 - 2.35        2.10 - 3.74
                                   2005 27,888,652 11.74 - 12.68 339,140,105     0.01        0.75 - 2.35      (0.12) - 1.49
                                   2004 28,087,932 11.74 - 12.48 338,736,886     6.52        0.75 - 2.35        2.54 - 4.19
                                   2003 16,389,544 11.44 - 11.96 190,243,251     2.83        0.75 - 2.35        1.88 - 3.53

  MIST RCM Technology              2007  2,132,403   6.06 - 6.43  13,379,138       --        1.30 - 2.35      28.45 - 29.82
   Sub-Account                     2006  2,231,169   4.71 - 4.95  10,819,347       --        1.30 - 2.35        2.91 - 3.99
                                   2005  2,539,048   4.58 - 4.76  11,888,282       --        1.30 - 2.35        8.44 - 9.59
                                   2004  3,357,357   4.22 - 4.35  14,409,596     0.08        1.30 - 2.35    (6.54) - (5.55)
                                   2003  1,767,899   4.51 - 4.60   8,065,893       --        1.30 - 2.35      53.91 - 55.54

  MIST T. Rowe Price Mid-Cap       2007  9,539,996  9.25 - 10.08  92,323,883     0.04        0.85 - 2.35      14.89 - 16.64
   Growth Sub-Account              2006 12,903,767   8.04 - 8.75 107,929,919       --        0.75 - 2.35        3.70 - 5.37
                                   2005 15,203,506   7.75 - 8.30 121,624,335       --        0.85 - 2.35      11.97 - 13.66
                                   2004 15,078,256   6.91 - 7.30 106,863,377       --        0.75 - 2.35      15.08 - 16.94
                                   2003 11,428,214   6.00 - 6.24  69,508,837       --        0.75 - 2.35      33.47 - 35.62

  MIST MFS Research International  2007 10,899,017 16.96 - 25.97 212,534,722     1.33        0.75 - 2.35      10.65 - 12.64
   Sub-Account                     2006 13,357,797 15.31 - 23.06 233,658,652     1.75        0.75 - 2.35      23.63 - 25.62
                                   2005 15,507,023 12.37 - 18.32 219,052,682     0.46        0.75 - 2.35      13.73 - 15.55
                                   2004 12,888,678 10.87 - 15.82 159,862,343     0.25        0.75 - 2.35      16.78 - 18.66
                                   2003  7,636,043  9.30 - 13.33  86,352,331     0.62        0.75 - 2.35      28.98 - 31.06

  MIST Met/AIM Small Cap Growth    2007  4,651,987  9.20 - 16.11  71,015,556       --        1.30 - 2.35        8.48 - 9.85
   Sub-Account                     2006  5,984,113  8.37 - 14.69  83,414,752       --        1.30 - 2.35      11.54 - 12.71
                                   2005  7,550,815  7.45 - 13.04  93,177,860       --        1.30 - 2.35        5.76 - 6.87
                                   2004  4,667,993 11.85 - 12.20  56,301,565       --        1.30 - 2.35        3.95 - 5.05
                                   2003  3,833,712  7.16 - 11.61  44,193,099       --        1.30 - 2.35      35.64 - 37.07

  MIST Lazard Mid-Cap              2007  3,770,936 14.87 - 16.45  57,995,812     0.21        0.75 - 2.35    (4.98) - (1.86)
   Sub-Account                     2006  2,006,766 15.64 - 16.41  32,320,745     0.31        1.30 - 2.35      12.02 - 13.20
                                   2005  2,227,684 13.95 - 14.50  31,807,254     0.06        1.30 - 2.35        5.56 - 6.67
                                   2004  2,722,902 13.20 - 13.59  36,591,722       --        1.30 - 2.35      11.74 - 12.92
                                   2003  3,736,086 11.80 - 12.03  44,638,929     1.56        1.30 - 2.35      23.25 - 24.55

  MIST Harris Oakmark              2007  4,762,025 18.49 - 19.59  91,235,231     0.82        1.30 - 2.35    (3.43) - (2.40)
   International Sub-Account       2006  5,683,024 19.13 - 20.07 112,021,036     2.59        1.30 - 2.35      25.86 - 27.19
                                   2005  6,295,353 15.18 - 15.78  97,858,342       --        1.30 - 2.35      11.59 - 12.77
                                   2004  6,954,807 13.59 - 13.99  96,251,804       --        1.30 - 2.35      17.72 - 18.96
                                   2003  6,077,658 11.53 - 11.76  70,998,028     2.46        1.30 - 2.35      28.08 - 31.11

  MIST Third Avenue Small Cap      2007  4,502,597 16.58 - 19.37  77,454,105     1.01        1.30 - 2.35    (5.29) - (4.15)
   Value Sub-Account               2006  5,547,538 17.49 - 20.21  99,987,762     0.45        1.30 - 2.35      10.51 - 11.67
                                   2005  5,920,257 15.81 - 18.08  95,982,000       --        1.30 - 2.35       12.8 - 13.99
                                   2004  6,296,258 14.00 - 14.35  89,472,332     2.06        1.30 - 2.35      23.56 - 24.87
                                   2003  6,229,319 11.32 - 12.95  71,162,799     1.71        1.30 - 2.35      38.14 - 39.60

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ----------------------------------------------
                                               UNIT VALUE/1/               INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                LOWEST TO        NET          INCOME        LOWEST TO        LOWEST TO
                                      UNITS    HIGHEST ($)    ASSETS ($)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------  ---------------  -----------------
  MIST Neuberger Berman Real  2007   2,938,688 15.74 - 23.87    49,736,129     0.92        1.30 - 2.35    (16.99) - (15.99)
   Estate Sub-Account         2006   3,924,423 18.97 - 28.41    79,745,324     1.10        1.30 - 2.35        34.40 - 36.22
                              2005   4,868,446 14.11 - 20.89    73,434,177       --        1.30 - 2.35        10.66 - 11.83
                              2004   1,552,403 12.75 - 12.87    19,879,342     5.12        1.30 - 2.35        27.52 - 28.68

  MIST Turner Mid-Cap Growth  2007     986,986 15.09 - 15.69    15,254,136       --        1.30 - 2.35        21.25 - 22.54
   Sub-Account                2006     989,402 12.45 - 12.96    12,526,407       --        0.85 - 2.35          3.61 - 5.18
                              2005   1,029,884 12.01 - 12.32    12,503,351       --        1.30 - 2.35          8.78 - 9.92
                              2004   1,457,917 11.04 - 11.16    16,169,474       --        0.85 - 2.35        10.44 - 11.56

  Goldman Sachs Mid-Cap       2007   2,167,077 14.88 - 15.47    33,020,433     0.50        1.30 - 2.35          0.69 - 1.76
   Value Sub-Account          2006   2,536,265 14.78 - 15.38    38,139,523       --        0.85 - 2.35        13.01 - 14.71
                              2005   2,181,767 13.08 - 13.41    28,841,121     0.72        1.30 - 2.35         9.93 - 11.09
                              2004   1,750,355 11.90 - 12.02    20,909,564     1.57        0.85 - 2.35        18.96 - 20.16

  MIST MetLife Defensive      2007  12,464,828 11.31 - 11.90   144,052,470     1.78        0.75 - 2.35          3.45 - 5.12
   Strategy Sub-Account       2006   8,262,424 10.93 - 11.32    91,508,405     0.01        0.75 - 2.35          6.11 - 7.82
                              2005   6,322,085 10.30 - 10.43    65,586,282     1.03        1.30 - 2.35          2.06 - 3.13
                              2004   1,937,189 10.10 - 10.11    19,576,879     8.88        1.30 - 2.35          0.96 - 1.13

  MIST MetLife Moderate       2007  39,851,796 11.79 - 12.41   480,378,237     1.90        0.75 - 2.35          3.73 - 5.41
   Strategy Sub-Account       2006  27,420,828 11.37 - 11.77   315,943,046     0.01        0.75 - 2.35          7.68 - 9.41
                              2005  21,366,533 10.56 - 10.69   227,166,091     1.28        1.30 - 2.35          3.36 - 4.45
                              2004  10,636,014 10.22 - 10.23   108,759,780     6.77        1.30 - 2.35          2.16 - 2.33

  MIST MetLife Balanced       2007  99,569,767 12.17 - 12.80 1,240,119,183     1.62        0.75 - 2.35          2.43 - 4.09
   Strategy Sub-Account       2006  74,894,089 11.88 - 12.30   902,216,343     0.01        0.75 - 2.35         9.38 - 11.14
                              2005  59,266,853 10.86 - 10.99   648,361,282     1.20        1.30 - 2.35          4.64 - 5.74
                              2004  31,037,036 10.38 - 10.40   322,474,174     5.05        1.30 - 2.35          3.80 - 3.97

  MIST MetLife Growth         2007 105,495,650 12.81 - 13.47 1,381,939,858     1.13        0.75 - 2.35          2.26 - 3.92
   Strategy Sub-Account       2006  77,651,335 12.53 - 12.97   986,336,802     0.01        0.75 - 2.35        10.96 - 12.75
                              2005  58,883,485 11.29 - 11.43   669,542,343     1.12        1.30 - 2.35          6.60 - 7.72
                              2004  31,746,255 10.59 - 10.61   336,536,558     3.18        1.30 - 2.35          5.90 - 6.08

  MIST MetLife Aggressive     2007   9,584,925 12.84 - 13.51   125,554,567     1.31        0.75 - 2.35          0.48 - 2.11
   Strategy Sub-Account       2006  11,904,491 12.78 - 13.23   154,159,455     0.01        0.75 - 2.35        11.02 - 12.80
                              2005  12,099,254 11.51 - 11.65   140,266,322     0.87        1.30 - 2.35          7.82 - 8.96
                              2004   7,251,678 10.68 - 10.69    77,491,222     1.17        1.30 - 2.35          6.75 - 6.93

  MIST Van Kampen Comstock    2007   7,096,082 11.24 - 11.73    82,325,135     1.33        0.75 - 2.35      (4.77) - (3.22)
   Sub-Account                2006   6,796,669 11.80 - 12.12    81,752,237       --        0.75 - 2.35        13.36 - 15.19
                              2005   3,599,394 10.41 - 10.52    37,740,754     2.41        0.75 - 2.20          4.22 - 5.22

  MIST Cyclical Growth ETF    2007   2,966,761 11.76 - 11.92    35,243,332       --        1.30 - 1.90          3.62 - 4.25
   Sub-Account                2006   2,443,105 11.34 - 11.43    27,884,955     1.53        1.30 - 1.90        11.71 - 12.38
                              2005     820,546 10.16 - 10.17     8,343,251     3.11        1.30 - 1.65          1.62 - 1.71

  MIST Cyclical Growth and    2007   4,939,205 11.47 - 11.63    57,258,882       --        1.30 - 1.90          3.40 - 4.03
   Income ETF Sub-Account     2006   2,292,596 11.09 - 11.17    25,580,451     2.21        1.30 - 1.90         9.63 - 10.29
                              2005     405,183 10.12 - 10.13     4,104,208     2.73        1.30 - 1.90          1.17 - 1.33

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  ---------------
  MIST Legg Mason Value         2007  2,772,017 10.15 - 10.49  28,657,072       --        0.85 - 2.35    (8.10) - (6.71)
   Equity Sub-Account           2006  3,604,696 11.05 - 11.25  40,209,812       --        0.75 - 2.35        4.11 - 5.79
                                2005     31,606 10.61 - 10.63     335,617       --        1.55 - 1.90    (1.35) - (1.34)

  MIST Met/AIM Capital          2007  6,414,526  1.63 - 17.43  17,443,288       --        1.30 - 1.80       9.91 - 55.14
   Appreciation Sub-Account     2006  1,713,687  6.90 - 23.85  20,579,265     0.05        0.85 - 1.90        4.07 - 5.51
                                2005  2,204,039  6.54 - 22.78  25,322,763     0.06        0.85 - 1.80        6.90 - 7.92
                                2004  2,771,084  6.06 - 21.25  29,706,684       --        0.85 - 1.90        4.33 - 5.72
                                2003  3,341,333  5.74 - 20.25  34,170,813       --        0.85 - 1.90      26.75 - 28.42

  MIST Pioneer Fund             2007     32,107 19.29 - 22.32     693,986     0.77        0.75 - 1.80        3.12 - 4.22
   Sub-Account                  2006     18,039 18.46 - 21.42     374,110       --        0.75 - 1.90      13.75 - 15.06

  MIST Pioneer Mid-Cap          2007         --            --          --     0.69        0.75 - 1.30      10.50 - 10.70
   Value Sub-Account(a)         2006      6,262 11.97 - 12.21      76,182     0.47        0.75 - 1.90      10.45 - 11.72

  MIST Pioneer Strategic        2007     72,551 19.14 - 21.63   1,515,237     0.61        0.75 - 1.80        4.73 - 5.85
   Income Sub-Account           2006     18,435 18.05 - 20.43     363,745    12.02        0.75 - 1.90        4.31 - 5.51

  MIST MFS Emerging             2007    482,984 13.89 - 14.14   6,784,979     0.08        1.30 - 2.35      33.43 - 34.85
   Markets Equity Sub-Account   2006  1,163,479 10.41 - 10.49  12,147,300     2.49        1.30 - 2.35        4.12 - 4.86

  MIST Loomis Sayles            2007  1,085,823 12.83 - 13.06  14,022,527       --        1.30 - 2.35      24.87 - 26.19
   Global Markets Sub-Account   2006     35,233 10.27 - 10.35     363,073     1.42        1.30 - 2.35        2.74 - 3.46

  MIST Strategic Growth and     2007 26,151,881 10.64 - 10.72 279,701,692     2.44        1.30 - 1.90        4.41 - 5.04
   Income Sub-Account           2006  9,468,531 10.19 - 10.26  96,571,565     0.15        0.85 - 1.90        1.93 - 2.08

  MIST Strategic                2007 25,976,646 10.83 - 10.91 282,881,783     1.93        1.30 - 1.90        5.90 - 6.54
   Conservative Growth          2006 10,385,745 10.23 - 10.33 106,307,471     0.25        0.85 - 1.90        2.30 - 2.44
   Sub-Account

  MIST Strategic Growth         2007 13,578,671 11.00 - 11.08 150,092,376     1.75        1.30 - 1.90        6.73 - 7.38
   Sub-Account                  2006  7,005,283 10.31 - 10.40  72,244,538     0.23        0.85 - 1.90        3.07 - 3.22

  MIST Rainier Large Cap        2007    115,191   9.97 - 9.98   1,149,630     0.07        1.40 - 2.05    (0.27) - (0.16)
   Equity Sub-Account(b)

  Russell Multi-Style Equity    2007  1,311,535         14.32  18,778,587     1.02               1.40               8.82
   Sub-Account                  2006  1,829,723         13.16  24,075,386     0.98               1.40              11.18
                                2005  2,495,854         11.83  29,537,014     1.12               1.40               5.78
                                2004  3,502,648         11.19  39,185,661     0.76               1.40               8.28
                                2003  4,207,248         10.33  43,469,136     0.75               1.40              27.07

  Russell Aggressive Equity     2007    267,701         15.43   4,129,569     0.36               1.40               1.97
   Sub-Account                  2006    349,188         15.13   5,282,370     0.17               1.40              13.20
                                2005    502,797         13.36   6,719,215     0.17               1.40               4.89
                                2004    691,249         12.74   8,807,286     3.49               1.40              13.13
                                2003    855,054         11.26   9,629,644     0.10               1.40              43.58

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  ---------------
  Russell Non-U.S. Sub-Account  2007    494,438         18.84   9,316,786     2.39               1.40               8.58
                                2006    656,427         17.35  11,391,245     2.18               1.40              21.93
                                2005    901,452         14.23  12,830,073     1.58               1.40              12.11
                                2004  1,261,708         12.70  16,017,662     1.87               1.40              16.65
                                2003  1,617,799         10.88  17,606,468     2.61               1.40              36.86

  Russell Core Bond             2007    962,148         15.04  14,474,327     5.14               1.40               5.74
   Sub-Account                  2006  1,079,274         14.23  15,354,316     4.38               1.40               2.28
                                2005  1,392,616         13.91  19,370,351     3.51               1.40             (0.06)
                                2004  1,719,866         13.83  23,779,833     4.13               1.40               3.21
                                2003  2,133,352         13.40  28,579,979     5.13               1.40               4.68

  Russell Real Estate           2007     73,964         28.56   2,112,446     2.21               1.40            (17.03)
   Securities Sub-Account       2006     93,434         34.42   3,216,373     1.87               1.40              33.96
                                2005    125,482         25.70   3,224,635     2.04               1.40              11.39
                                2004    167,353         23.07   3,860,845     8.13               1.40              33.01
                                2003    197,639         17.34   3,428,028     5.25               1.40              35.30

  AIM V.I. International        2007    647,307 13.29 - 30.15  13,839,627     0.39        0.85 - 1.90      12.25 - 13.71
   Growth Sub-Account           2006    855,393 11.69 - 26.70  16,393,934     1.06        0.85 - 1.90      25.48 - 27.15
                                2005    894,527  9.19 - 21.15  13,361,653     0.76        0.85 - 1.90      15.49 - 16.93
                                2004    511,893  7.86 - 18.21   6,219,932     0.63        0.85 - 1.90      21.37 - 22.95
                                2003    569,813  6.39 - 14.91   5,651,858     0.52        0.85 - 1.90      26.18 - 27.97

  DWS Government & Agency       2007     72,036 14.22 - 14.61   1,048,765     5.24        1.40 - 1.80        4.05 - 4.47
   Securities Sub-Account       2006     94,778 13.67 - 13.98   1,321,448     4.15        1.40 - 1.80        2.31 - 2.72
                                2005    128,534 13.36 - 13.61   1,745,552     4.17        1.40 - 1.80        0.75 - 1.15
                                2004    166,555 13.26 - 13.46   2,237,156     3.82        1.40 - 1.80        1.90 - 2.31
                                2003    228,371 13.01 - 13.15   3,000,315     4.84        1.40 - 1.80        0.43 - 0.84

  MSF Davis Venture Value       2007 17,773,074 14.23 - 42.65 286,644,026     0.67        0.75 - 2.35        1.99 - 3.65
   Sub-Account                  2006 21,712,702 13.94 - 41.15 334,265,042     0.71        0.75 - 2.35      11.76 - 13.55
                                2005 23,065,635 12.46 - 36.24 307,539,950     0.52        0.75 - 2.35        7.59 - 9.32
                                2004 22,830,671 11.57 - 33.15 274,155,409     0.46        0.75 - 2.35       9.53 - 11.30
                                2003 15,450,341 10.56 - 29.78 166,549,898     0.24        0.75 - 2.35       27.7 - 29.76

  MSF Harris Oakmark            2007  4,151,214 15.69 - 16.65  67,473,501     0.34        1.30 - 2.35    (9.25) - (8.28)
   Focused Value Sub-Account    2006  4,979,605 17.28 - 18.16  88,607,294     0.09        1.30 - 2.35       9.58 - 10.73
                                2005  5,521,791 15.75 - 16.40  89,084,192       --        1.30 - 2.35        7.17 - 8.29
                                2004  6,638,629 14.68 - 15.14  99,304,225     1.21        1.30 - 2.35        7.10 - 8.23
                                2003  7,973,293 13.70 - 13.99 110,603,910     0.05        1.30 - 2.35      29.26 - 30.62

  MSF Jennison Growth           2007  5,787,011  5.45 - 15.28  70,723,890     0.19        0.75 - 2.35       8.79 - 10.55
   Sub-Account                  2006  7,501,567  4.96 - 13.84  84,084,948       --        0.75 - 2.35        0.15 - 1.76
                                2005  7,810,159  4.90 - 13.61  86,296,723       --        0.75 - 2.35      10.91 - 11.52
                                2004  7,626,777 10.24 - 10.50  79,365,969     0.01        0.75 - 2.35        6.40 - 7.53
                                2003  6,208,252  4.28 - 11.78  60,266,190     0.15        0.75 - 2.35      25.11 - 26.68

  MSF MFS Total Return          2007  3,404,791 12.91 - 52.56  86,770,491     1.94        0.75 - 1.90        2.15 - 3.34
   Sub-Account                  2006  3,537,012 12.63 - 50.86  83,918,502     3.25        0.75 - 1.90       9.83 - 11.10
                                2005  3,290,732 11.49 - 45.78  65,221,333     1.44        0.75 - 1.90        0.92 - 2.08
                                2004  2,647,889 11.37 - 44.85  40,836,250     3.02        0.75 - 1.90       8.90 - 10.16
                                2003  1,645,037 10.43 - 40.71  19,115,194     1.11        0.75 - 1.80      14.53 - 15.86

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------------------ --------------------------------------------
                                              UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                     UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Capital Guardian U.S.   2007 12,051,365 12.26 - 13.19 153,904,080     0.37        0.75 - 1.90    (2.21) - (0.93)
   Equity Sub-Account         2006 17,802,246  9.67 - 13.31 181,068,259     2.36        0.75 - 1.90       3.39 - 11.13
                              2005 21,252,919  8.69 - 12.19 219,601,065     0.09        0.75 - 1.90        3.52 - 5.59
                              2004 14,805,068  8.29 - 11.62 242,802,695     0.21        0.75 - 1.90       6.95 - 10.34
                              2003 11,575,252  7.60 - 10.73 113,215,017     0.07        0.75 - 1.90      19.25 - 36.42

  MSF FI International Stock  2007    432,898 12.83 - 21.73   8,920,544     0.83        0.85 - 1.80        8.10 - 9.13
   Sub-Account                2006    632,428 11.79 - 19.91  12,031,860     1.25        0.75 - 1.90      14.05 - 15.36
                              2005    837,397 10.26 - 17.28  13,941,243     0.44        0.85 - 1.90      15.38 - 16.59
                              2004    930,015  8.82 - 14.82  13,351,662     1.33        0.75 - 1.90      15.75 - 17.09
                              2003  1,073,966  7.57 - 12.67  13,379,338     0.02        0.75 - 1.90      25.43 - 26.88

  MSF BlackRock Money         2007 10,356,826 10.16 - 11.22 109,887,921     4.74        0.75 - 2.35        2.37 - 4.18
   Market Sub-Account         2006  8,885,438  9.91 - 10.78  91,235,712     4.58        0.75 - 2.35        2.13 - 3.77
                              2005  5,790,856  9.70 - 10.39  57,767,677     3.20        0.75 - 2.35        0.42 - 1.49
                              2004  2,068,250  9.91 - 10.01  20,502,724     1.06        0.85 - 1.40       (0.42 - 0.13
                              2003  2,219,930  9.82 - 10.22  22,099,713     0.83        0.75 - 2.35      (1.90 - 0.32)

  MSF MetLife Stock Index     2007  2,846,982 10.31 - 13.82  38,415,249     0.87        1.30 - 2.25        2.63 - 3.80
   Sub-Account                2006  3,050,585  9.93 - 13.34  39,811,549     1.74        1.30 - 2.35      12.52 - 13.70
                              2005  3,159,767  8.72 - 11.73  36,333,127     1.33        1.30 - 2.25        2.06 - 3.03
                              2004  3,058,217 11.06 - 11.39  34,452,591     0.77        1.30 - 2.25        7.71 - 8.85
                              2003  2,324,078  7.75 - 10.46  24,133,821     1.36        1.30 - 2.25      24.90 - 26.22

  MSF BlackRock Bond          2007    580,953 42.95 - 56.83  29,400,150     2.87        0.75 - 1.90        4.02 - 5.23
   Income Sub-Account         2006    772,347 41.29 - 54.01  36,289,487     5.17        0.75 - 1.90        2.18 - 3.36
                              2005    700,921 40.41 - 52.26  31,894,139     3.33        0.75 - 1.90        0.24 - 1.39
                              2004    253,118 40.31 - 47.26  11,838,393       --        0.30 - 1.90        2.21 - 2.82
                              2003         -- 39.44 - 49.85          --       --        0.75 - 1.90        3.60 - 4.79

  MSF BlackRock Strategic     2007    118,620 19.51 - 20.41   2,389,410     0.06        1.30 - 1.90    (5.51) - (4.94)
   Value Sub-Account          2006    141,367 20.65 - 22.25   3,001,029     0.08        0.75 - 1.90      14.26 - 15.57
                              2005    222,081 18.07 - 19.25   4,106,357       --        1.30 - 1.90        1.96 - 2.57
                              2004    276,925 17.72 - 18.66   5,002,257       --        0.75 - 1.90      12.89 - 14.20
                              2003         -- 15.70 - 16.34          --       --        0.75 - 1.90      46.92 - 48.61

  MSF Franklin Templeton      2007  1,193,998 10.81 - 11.67  13,363,331       --        0.75 - 1.90        2.34 - 3.53
   Small Cap Growth           2006  1,914,092 10.56 - 11.01  20,720,142       --        1.30 - 1.90        7.66 - 8.31
   Sub-Account                2005  1,835,415  9.81 - 10.15  18,385,352       --        1.30 - 1.90        2.43 - 3.05
                              2004    173,767   9.58 - 9.83   1,692,231       --        1.30 - 1.90        9.05 - 9.71
                              2003         --   8.78 - 8.95          --       --        1.30 - 1.90      41.88 - 42.74

  MSF Western Asset           2007    279,280 19.80 - 21.80   5,877,310     2.46        1.30 - 1.90        1.74 - 2.58
   Management Strategic       2006    298,802 19.46 - 22.38   6,154,850     4.79        0.75 - 1.90        2.86 - 4.04
   Bond Opportunities         2005    329,226 18.92 - 21.51   6,568,086     3.05        1.30 - 1.90        0.64 - 1.24
   Sub-Account                2004    335,209 18.80 - 21.13   6,620,128       --        0.75 - 1.90        4.29 - 5.50
                              2003         -- 18.03 - 20.03          --       --        0.75 - 1.90      10.48 - 11.76

  MSF Western Asset           2007    123,153 15.03 - 16.81   1,940,597     2.18        1.30 - 2.15        1.81 - 2.68
   Management U.S.            2006     69,720 14.41 - 17.30   1,068,532     0.98        0.85 - 2.35        1.51 - 3.04
   Government Sub-Account     2005      4,435 14.20 - 16.79      68,021       --        1.55 - 2.15    (0.60) - (0.20)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- --------------------------------------------
                                              UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                      UNITS   HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                    --------- ------------- ----------- ------------  ---------------  ---------------
  MSF T. Rowe Price Small      2007   724,186 15.07 - 17.25  11,605,383       --        0.85 - 1.90        7.46 - 8.93
   Cap Growth Sub-Account      2006   887,179  9.67 - 15.83  12,441,182       --        0.75 - 1.90        1.68 - 2.86
                               2005 1,020,337  9.35 - 15.37  13,929,124       --        0.85 - 1.90       8.64 - 10.07
                               2004 1,124,853  8.89 - 13.96  27,932,877       --        0.75 - 1.90       8.89 - 10.15
                               2003   256,266  8.15 - 12.68   2,111,377       --        0.75 - 1.90      30.57 - 39.93

  MSF T. Rowe Price Large      2007 4,816,195 14.53 - 16.29  73,226,346     0.24        0.85 - 1.90        7.13 - 8.45
   Cap Growth Sub-Account      2006 8,132,948 13.56 - 15.02 114,703,767     0.20        0.75 - 1.90      10.76 - 12.04
                               2005 4,655,618 12.24 - 13.38  59,163,838     0.42        0.85 - 1.90        4.33 - 5.69
                               2003        -- 10.90 - 11.61          --       --        0.75 - 1.90      28.30 - 29.78

  MSF Oppenheimer Global       2007   928,692 19.16 - 21.70  19,496,970     0.87        0.75 - 1.90        4.25 - 5.46
   Equity Sub-Account          2006   857,647 18.38 - 20.58  17,132,657     2.02        0.75 - 1.90      14.17 - 15.48
                               2005   305,962 16.10 - 17.82   5,298,650       --        0.75 - 1.90      16.73 - 17.62

  Putnam VT Growth and         2007 1,019,458 13.20 - 60.63  15,743,571     1.55        0.75 - 1.90    (7.82) - (6.74)
   Income Sub-Account          2006 1,289,872 14.30 - 65.01  20,878,412     1.78        0.75 - 1.90      13.74 - 15.05
                               2005 1,598,305 12.56 - 56.51  22,007,752     1.76        0.75 - 1.90        3.25 - 4.44
                               2004 1,842,883 12.16 - 54.11  23,304,488     1.82        0.75 - 1.90       9.02 - 10.28
                               2003 2,199,215 11.14 - 49.06  24,920,622     2.06        0.75 - 1.90      24.99 - 26.43

  Putnam VT Vista Sub-Account  2007   264,111 13.29 - 16.69   3,664,269       --        1.30 - 1.90        1.84 - 2.62
                               2006   374,568 13.04 - 16.29   5,064,251       --        1.30 - 1.90        3.47 - 4.09
                               2005   475,451 12.59 - 15.65   6,165,382       --        1.30 - 1.90      10.04 - 10.70
                               2004   566,204 11.43 - 14.13   6,616,254       --        1.30 - 1.90      16.37 - 17.07
                               2003   654,733  9.81 - 12.07   6,526,173       --        1.30 - 1.90      30.66 - 31.45

  Putnam VT Equity Income      2007 2,648,811 16.07 - 16.96  44,391,661     1.30        0.75 - 1.90        1.24 - 2.41
   Sub-Account                 2006 2,427,699 15.87 - 16.56  39,810,732     1.07        0.75 - 1.90      16.61 - 17.96
                               2005 1,760,798 13.61 - 14.04  24,525,877     0.80        0.75 - 1.90        3.53 - 4.72
                               2004   869,958 13.15 - 13.40  11,601,025     0.08        0.75 - 1.90       9.71 - 10.98
                               2003   214,736 11.98 - 12.08   2,589,178     0.74        0.75 - 1.90      16.56 - 17.20

  FTVIPT Templeton Growth      2007   963,068 16.68 - 20.94  18,987,897     1.32        0.75 - 1.90        0.41 - 1.68
   Securities Sub-Account      2006   560,530 16.40 - 20.46  10,958,015     1.12        0.75 - 1.90      19.52 - 20.90
                               2005   263,350 13.54 - 17.08   4,406,685     1.18        0.85 - 1.80        6.93 - 8.14
                               2004   326,660 12.52 - 15.83   5,089,682     1.24        0.85 - 1.80      13.95 - 15.26
                               2003   355,502 10.86 - 13.70   4,832,036     1.63        0.75 - 1.90      29.65 - 31.15

  FTVIPT Templeton Foreign     2007 2,895,980 15.73 - 39.15  52,175,234     1.92        0.85 - 1.90      13.27 - 14.80
   Securities Sub-Account      2006 4,229,198 13.80 - 37.24  67,803,255     1.29        0.75 - 1.90      19.17 - 20.54
                               2005 5,193,955 11.44 - 30.90  67,994,861     1.17        0.85 - 1.90        8.10 - 9.54
                               2004 4,880,998 10.44 - 28.26  55,594,415     1.06        0.75 - 1.90      16.29 - 17.64
                               2003 2,898,825  8.86 - 24.02  27,135,338     1.74        0.75 - 1.90      29.73 - 31.23

  FTVIPT Templeton             2007 1,736,965 16.12 - 26.13  41,234,266     2.21        1.30 - 1.90      26.35 - 27.28
   Developing Markets          2006 2,629,249 12.75 - 20.53  48,883,729     1.13        1.30 - 1.90      25.69 - 26.44
   Securities Sub-Account      2005 3,488,075 10.15 - 16.21  52,192,308     1.28        1.30 - 1.90      25.04 - 25.79
                               2004 3,465,025  8.12 - 12.86  42,862,966     1.80        1.30 - 1.90      22.36 - 23.10
                               2003 3,014,050  6.63 - 10.45  31,239,919     1.21        1.30 - 1.90      50.12 - 51.02

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------- --------------------------------------------
                                               UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     --------- ------------- ---------- ------------  ---------------  ---------------
  Fidelity VIP Growth           2007    16,783         11.79    197,857       --               1.40              21.46
   Opportunities Sub-Account    2006    23,148          9.71    224,683     0.91               1.40               3.99
                                2005    37,228          9.33    347,477     0.99               1.40               7.38
                                2004    52,541          8.69    456,684     0.58               1.40             (5.70)
                                2003    65,087          8.22    535,242     0.83               1.40      28.07 - 28.07

  Fidelity VIP Equity-Income    2007   506,284 15.32 - 65.79  8,847,588     1.62        1.30 - 1.90      (0.64) - 0.11
   Sub-Account                  2006   549,152 15.41 - 65.81  9,156,792     3.01        1.30 - 1.90      17.68 - 18.38
                                2005   639,119 13.08 - 55.59  8,889,375     1.50        1.30 - 1.90        3.59 - 4.21
                                2004   703,824 12.61 - 53.35  9,118,491     1.71        1.30 - 1.90        9.13 - 9.79
                                2003   596,776 11.55 - 48.59  6,958,046     1.46        1.30 - 1.90      27.58 - 28.35

  PIMCO VIT High Yield          2007   589,348 13.82 - 14.64  8,446,130     6.83        1.30 - 1.90        1.55 - 2.16
   Sub-Account                  2006 1,027,968 13.61 - 14.33 14,434,061     6.97        1.30 - 1.90        7.06 - 7.70
                                2005   910,444 12.71 - 13.31 11,879,844     6.41        1.30 - 1.90        2.17 - 2.78
                                2004   332,838 12.44 - 12.95  4,215,670     7.15        1.30 - 1.90        7.50 - 8.14
                                2003   406,399 11.57 - 11.97  4,768,549     6.14        1.30 - 1.90      20.62 - 21.35

  PIMCO VIT Low Duration        2007   689,390 12.59 - 13.28  8,992,891     4.73        1.30 - 1.90        5.34 - 5.98
   Sub-Account                  2006   786,353 11.95 - 12.53  9,702,832     4.18        1.30 - 1.90        2.03 - 2.64
                                2005   863,341 11.71 - 12.21 10,399,997     2.75        1.30 - 1.90    (0.88) - (0.29)
                                2004   966,209 11.82 - 12.24 11,692,980     1.58        1.30 - 1.90    (0.09) - (0.52)
                                2003 1,080,533 11.83 - 12.18 13,038,249     1.86        1.30 - 1.90        0.42 - 1.03

  PIMCO VIT StocksPLUS Growth   2007   135,574 10.63 - 16.07  1,512,979     7.64        1.30 - 1.90        4.84 - 5.47
   and Income Sub-Account       2006   138,195 10.13 - 15.24  1,454,878     4.90        1.30 - 1.90      12.74 - 13.42
                                2005   154,607  8.97 - 13.44  1,430,485     2.26        1.30 - 1.90        1.55 - 2.16
                                2004   176,526  8.83 - 13.15  1,585,771     1.76        1.30 - 1.90        8.72 - 9.38
                                2003   150,319  8.11 - 12.03  1,229,167     2.20        1.30 - 1.90      27.93 - 28.70

  PIMCO VIT Total Return        2007 1,271,571 14.30 - 14.69 18,565,738     4.74        1.40 - 1.80        6.81 - 7.24
   Sub-Account                  2006 1,708,329 13.39 - 13.70 23,287,170     4.40        1.40 - 1.80        2.00 - 2.41
                                2005 2,134,374 13.13 - 13.38 28,433,489     3.37        1.40 - 1.80        0.63 - 1.03
                                2004 2,624,882 13.04 - 13.24 34,640,594     3.44        1.40 - 1.80        2.97 - 3.39
                                2003 2,785,578 12.67 - 12.81 35,590,216     3.43        1.40 - 1.80        3.18 - 3.60

  American Funds Global Growth  2007   344,425 27.80 - 31.43 10,517,598     3.93        0.75 - 1.90      12.68 - 13.99
   Sub-Account                  2006    12,186 24.68 - 27.58    325,343       --        0.75 - 1.90      18.17 - 19.53

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.
3 These amounts represent the annualized contract expenses of the Separate
  Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

                       METLIFE INVESTORS INSURANCE COMPANY

                              Financial Statements
for the Years Ended December 31, 2007, 2006 (as restated) and 2005 (as restated)
           and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 13, the accompanying 2006 and 2005 financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 21, 2008

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                 2007        2006
                                                               -------   ------------
                                                                         AS RESTATED,
                                                                          SEE NOTE 13
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,043 and $2,093,
     respectively)...........................................  $ 2,017      $ 2,084
  Equity securities available-for-sale, at estimated fair
     value (cost: $21 and $1, respectively)..................       18            1
  Mortgage loans on real estate..............................       74           90
  Policy loans...............................................       29           28
  Real estate joint ventures held-for-investment.............        1            2
  Other limited partnership interests........................        2            2
  Short-term investments.....................................       74           83
  Other invested assets......................................       28           15
                                                               -------      -------
     Total investments.......................................    2,243        2,305
Cash and cash equivalents....................................       81          117
Accrued investment income....................................       20           22
Premiums and other receivables...............................      906          993
Deferred policy acquisition costs and value of business
  acquired...................................................      598          633
Current income tax recoverable...............................        2           76
Other assets.................................................      131          124
Separate account assets......................................    9,432        8,757
                                                               -------      -------
     Total assets............................................  $13,413      $13,027
                                                               =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
  Future policy benefits.....................................  $   292      $   288
  Policyholder account balances..............................    2,167        2,543
  Other policyholder funds...................................       34           31
  Deferred income tax liability..............................      116           94
  Payables for collateral under securities loaned
     transactions............................................      541          529
  Other liabilities..........................................       43           63
  Separate account liabilities...............................    9,432        8,757
                                                               -------      -------
     Total liabilities.......................................   12,625       12,305
                                                               -------      -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 8)

STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding........        6            6
Additional paid-in capital...................................      586          586
Retained earnings............................................      210          133
Accumulated other comprehensive loss.........................      (14)          (3)
                                                               -------      -------
     Total stockholder's equity..............................      788          722
                                                               -------      -------
     Total liabilities and stockholder's equity..............  $13,413      $13,027
                                                               =======      =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                               2007   2006   2005
                                                               ----   ----   ----
                                                                           AS
                                                                       RESTATED,
                                                                      SEE NOTE 13
REVENUES
Premiums.....................................................  $ 12   $ 65   $122
Universal life and investment-type product policy fees.......   162    143    115
Net investment income........................................   104    106    114
Other revenues...............................................    59     62     61
Net investment gains (losses)................................    99    (60)   (13)
                                                               ----   ----   ----
     Total revenues..........................................   436    316    399
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    36     91    142
Interest credited to policyholder account balances...........   100    114    120
Other expenses...............................................   205    122    111
                                                               ----   ----   ----
     Total expenses..........................................   341    327    373
                                                               ----   ----   ----
Income before provision (benefit) for income tax.............    95    (11)    26
Provision (benefit) for income tax...........................    23    (17)     3
                                                               ----   ----   ----
Net income...................................................  $ 72   $  6   $ 23
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                                            ACCUMULATED
                                                   ADDITIONAL                  OTHER
                                          COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                           STOCK     CAPITAL    EARNINGS        LOSS       TOTAL
                                          ------   ----------   --------   -------------   -----
Balance at January 1, 2005..............    $6        $586        $104          $  6        $702
Comprehensive income:
  Net income, as restated, see Note 13..                            23                        23
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                         (10)        (10)
                                                                                            ----
  Comprehensive income..................                                                      13
                                            --        ----        ----          ----        ----
Balance at December 31, 2005 as
  restated, see Note 13.................     6         586         127            (4)        715
Comprehensive income:
  Net income, as restated, see Note 13..                             6                         6
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                           1           1
                                                                                            ----
  Comprehensive income..................                                                       7
                                            --        ----        ----          ----        ----
Balance at December 31, 2006, as
  restated, see Note 13.................     6         586         133            (3)        722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)..........................                             5                         5
                                            --        ----        ----          ----        ----
Balance at January 1, 2007..............     6         586         138            (3)        727
Comprehensive income:
  Net income............................                            72                        72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                         (11)        (11)
                                                                                            ----
  Comprehensive income..................                                                      61
                                            --        ----        ----          ----        ----
Balance at December 31, 2007............    $6        $586        $210          $(14)       $788
                                            ==        ====        ====          ====        ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                            2007      2006      2005
                                                          -------   -------   -------
                                                                       AS RESTATED,
                                                                       SEE NOTE 13
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $    72   $     6   $    23
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Amortization of premiums and accretion of discounts
       associated with investments, net.................       --         4         8
     (Gains) losses from sales of investments and
       businesses, net..................................      (99)       60        13
     Interest credited to policyholder account
       balances.........................................      100       114       120
     Universal life and investment-type product policy
       fees.............................................     (162)     (143)     (115)
     Change in accrued investment income................        2         2        (3)
     Change in premiums and other receivables...........      206       (28)      (74)
     Change in deferred policy acquisition costs, net...       38       (27)      (21)
     Change in insurance-related liabilities............       (1)       52       125
     Change in income tax payable.......................      102       (15)       24
     Change in other assets.............................      132       121        83
     Change in other liabilities........................        9         1         6
                                                          -------   -------   -------
Net cash provided by operating activities...............      399       147       189
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................      925     1,435     2,025
     Mortgage loans on real estate......................       16        32        67
     Real estate joint ventures.........................        1         1         2
  Purchases of:
     Fixed maturity securities..........................     (910)   (1,162)   (2,245)
     Equity securities..................................      (21)       --        --
     Mortgage loans on real estate......................       --       (58)       --
  Net change in short-term investments..................        9        (4)       24
  Net change in other invested assets...................        1         1        (6)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....       21       245      (133)
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,579     1,421     1,355
     Withdrawals........................................   (2,047)   (1,733)   (1,589)
  Net change in payables for collateral under securities
     loaned transactions................................       12        20        21
                                                          -------   -------   -------
Net cash used in financing activities...................     (456)     (292)     (213)
                                                          -------   -------   -------
Change in cash and cash equivalents.....................      (36)      100      (157)
Cash and cash equivalents, beginning of year............      117        17       174
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    81   $   117   $    17
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash received during the year for:
     Income tax.........................................  $    84   $     2   $    19
                                                          =======   =======   =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company was merged into MLIIC.

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in 48 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiary through the date of merger. Intercompany transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2007 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv)   the fair value of and accounting for derivatives;

          (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vi)   the liability for future policyholder benefits;

          (vii) accounting for income taxes and the valuation of deferred tax assets;

          (viii)  accounting for reinsurance transactions; and

          (ix)   the liability for litigation and regulatory matters.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


     securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


     follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company may use credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company recognized no impairments of goodwill during the years ended December 31, 2007, 2006 and 2005. Goodwill was $33 million at both December 31, 2007 and 2006.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


       guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees and policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues primarily include fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("MLIC"), an affiliate. The Company does not bear direct obligation for benefits under this plan. MLIC allocated a proportionate share of net expense related to the plan to the Company. The Company's share of net expense for the pension plan was $0 for the year ended December 31, 2007 and insignificant for each of the years ended December 31, 2006 and 2005.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits. See also Note 7.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs had no effect on the Company's financial statements.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force, ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 primarily changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $10 million to $15 million, net of income tax, in the Company's statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                        DECEMBER 31, 2007
                                        -------------------------------------------------
                                         COST OR    GROSS UNREALIZED
                                        AMORTIZED   ----------------    ESTIMATED    % OF
                                           COST     GAIN        LOSS   FAIR VALUE   TOTAL
                                        ---------   ----        ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities.............    $  825     $ 6         $16     $  815      40.4%
Residential mortgage-backed
  securities..........................       459       2           6        455      22.6
Commercial mortgage-backed
  securities..........................       289       1           6        284      14.1
U.S. Treasury/agency securities.......       225       3          --        228      11.3
Foreign corporate securities..........       136       1           4        133       6.6
Asset-backed securities...............        95      --           9         86       4.2
Foreign government securities.........        14       2          --         16       0.8
State and political subdivision
  securities..........................        --      --          --         --        --
                                          ------     ---         ---     ------     -----
  Total fixed maturity securities.....    $2,043     $15         $41     $2,017     100.0%
                                          ======     ===         ===     ======     =====
Common stock..........................    $   --     $--         $--     $   --        --%
Non-redeemable preferred stock........        21      --           3         18     100.0
                                          ------     ---         ---     ------     -----
  Total equity securities.............    $   21     $--         $ 3     $   18     100.0%
                                          ======     ===         ===     ======     =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                         DECEMBER 31, 2006
                                         ------------------------------------------------
                                                          GROSS
                                          COST OR       UNREALIZED
                                         AMORTIZED   ---------------    ESTIMATED    % OF
                                            COST     GAIN       LOSS   FAIR VALUE   TOTAL
                                         ---------   ----       ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities..............    $  884     $ 4        $10     $  878      42.1%
Residential mortgage-backed
  securities...........................       479       4          3        480      23.0
Commercial mortgage-backed securities..       281       1          5        277      13.3
U.S. Treasury/agency securities........       231      --          1        230      11.0
Foreign corporate securities...........       104      --          1        103       5.0
Asset-backed securities................        96      --         --         96       4.6
Foreign government securities..........        14       2         --         16       0.8
State and political subdivision
  securities...........................         4      --         --          4       0.2
                                           ------     ---        ---     ------     -----
  Total fixed maturities...............    $2,093     $11        $20     $2,084     100.0%
                                           ======     ===        ===     ======     =====
Common stock...........................    $    1     $--        $--     $    1     100.0%
Non-redeemable preferred stock.........        --      --         --         --        --
                                           ------     ---        ---     ------     -----
  Total equity securities..............    $    1     $--        $--     $    1     100.0%
                                           ======     ===        ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2007 and 2006.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $19 million and $21 million, respectively, and unrealized losses of $7 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 44% have been guaranteed by financial guarantors, all of which were guaranteed by financial guarantors who remained Aaa rated through March 2008. Overall, at December 31, 2007, $9 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors, all of which are included within asset-backed securities, and were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $88 million and $104 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of less than $1 million and $2 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $   74      $   74       $   72      $   71
Due after one year through five years...       508         506          537         534
Due after five years through ten years..       311         306          431         430
Due after ten years.....................       307         306          197         196
                                            ------      ------       ------      ------
  Subtotal..............................     1,200       1,192        1,237       1,231
Mortgage-backed and other asset-backed
  securities............................       843         825          856         853
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $2,043      $2,017       $2,093      $2,084
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007    2006     2005
                                                       ----   ------   ------
                                                            (IN MILLIONS)
Proceeds.............................................  $657   $1,051   $1,645
Gross investment gains...............................  $  1   $    4   $    2
Gross investment losses..............................  $ (6)  $  (21)  $  (19)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2007
                                      ---------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                       LESS THAN 12 MONTHS          12 MONTHS                 TOTAL
                                      ---------------------  -----------------------  ---------------------
                                      ESTIMATED     GROSS    ESTIMATED       GROSS    ESTIMATED     GROSS
                                         FAIR    UNREALIZED     FAIR      UNREALIZED     FAIR    UNREALIZED
                                        VALUE       LOSS       VALUE         LOSS       VALUE       LOSS
                                      ---------  ----------  ---------    ----------  ---------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........     $305        $11        $143          $ 5       $  448       $16
Residential mortgage-backed
  securities........................      215          5          68            1          283         6
Commercial mortgage-backed
  securities........................       16         --         174            6          190         6
U.S. Treasury/agency securities.....       --         --          --           --           --        --
Foreign corporate securities........       78          4          23           --          101         4
Asset-backed securities.............       51          6          17            3           68         9
State and political subdivision
  securities........................       --         --          --           --           --        --
                                         ----        ---        ----          ---       ------       ---
  Total fixed maturity securities...     $665        $26        $425          $15       $1,090       $41
                                         ====        ===        ====          ===       ======       ===
Equity securities...................     $ 18        $ 3        $ --          $--       $   18       $ 3
                                         ====        ===        ====          ===       ======       ===
Total number of securities in an
  unrealized loss position..........      154                    103
                                         ====                   ====





                                                                DECEMBER 31, 2006
                                      ---------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                       LESS THAN 12 MONTHS          12 MONTHS                 TOTAL
                                      ---------------------  -----------------------  ---------------------
                                      ESTIMATED     GROSS    ESTIMATED       GROSS    ESTIMATED     GROSS
                                         FAIR    UNREALIZED     FAIR      UNREALIZED     FAIR    UNREALIZED
                                        VALUE       LOSS       VALUE         LOSS       VALUE       LOSS
                                      ---------  ----------  ---------    ----------  ---------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........     $367        $ 3        $261          $ 7       $  628       $10
Residential mortgage-backed
  securities........................       99          1         114            2          213         3
Commercial mortgage-backed
  securities........................       96          1         141            4          237         5
U.S. Treasury/agency securities.....      162          1           3           --          165         1
Foreign corporate securities........       50          1          20           --           70         1
Asset-backed securities.............       20         --           7           --           27        --
State and political subdivision
  securities........................       --         --           4           --            4        --
                                         ----        ---        ----          ---       ------       ---
  Total fixed maturity securities...     $794        $ 7        $550          $13       $1,344       $20
                                         ====        ===        ====          ===       ======       ===
Equity securities...................     $ --        $--        $ --          $--       $   --       $--
                                         ====        ===        ====          ===       ======       ===
Total number of securities in an
  unrealized loss position..........      179                    124
                                         ====                   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------  --------------------  --------------------
                                        LESS THAN     20% OR  LESS THAN     20% OR  LESS THAN     20% OR
                                           20%         MORE      20%         MORE      20%         MORE
                                        ---------     ------  ---------     ------  ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months..................    $  431        $11      $11          $ 4       88           5
Six months or greater but less than
  nine months.........................       152         --        7           --       44          --
Nine months or greater but less than
  twelve months.......................       119         --        8           --       20          --
Twelve months or greater..............       439         --       14           --      101          --
                                          ------        ---      ---          ---
  Total...............................    $1,141        $11      $40          $ 4
                                          ======        ===      ===          ===




                                                                DECEMBER 31, 2006
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------  --------------------  --------------------
                                        LESS THAN     20% OR  LESS THAN     20% OR  LESS THAN     20% OR
                                           20%         MORE      20%         MORE      20%         MORE
                                        ---------     ------  ---------     ------  ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months..................    $  695        $--      $ 5          $--      136          --
Six months or greater but less than
  nine months.........................        41         --        1           --       21          --
Nine months or greater but less than
  twelve months.......................        65         --        1           --       22          --
Twelve months or greater..............       563         --       13           --      124          --
                                          ------        ---      ---          ---
  Total...............................    $1,364        $--      $20          $--
                                          ======        ===      ===          ===



     At December 31, 2007 and 2006, $40 million and $20 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 1%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $4 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 36% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007 and 2006, the Company had $44 million and $20 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    36%    50%
Asset-backed securities......................................    20     --
Commercial mortgage-backed securities........................    14     25
Residential mortgage-backed securities.......................    14     15
Foreign corporate securities.................................     9      5
U.S. Treasury/agency securities..............................    --      5
Other........................................................     7     --
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    35%    12%
Mortgage-backed..............................................    28     40
Industrial...................................................    13     31
Utility......................................................     3     11
Government...................................................    --      5
Other........................................................    21      1
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $523 million and $515 million and an estimated fair value of $525 million and $511 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $541 million and $529 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $13 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Agricultural mortgage loans...................    $40       54%      $43       48%
Commercial mortgage loans.....................     34       46        47       52
                                                  ---      ---       ---      ---
  Total mortgage loans on real estate.........    $74      100%      $90      100%
                                                  ===      ===       ===      ===



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2007, 20%, 17% and 15% of the value of the Company's mortgage loans on real estate were collateralized by property located in District of Columbia, Alabama and California, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance at January 1,.................................   $--       $--       $ 1
Deductions............................................    --        --        (1)
                                                         ---       ---       ---
Balance at December 31,...............................   $--       $--       $--
                                                         ===       ===       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $118   $119   $114
Equity securities......................................     1     --     --
Mortgage loans on real estate..........................     5      5      9
Policy loans...........................................     2      2      3
Other limited partnership interests....................     1      1     --
Cash, cash equivalents and short-term investments......     8      7      6
                                                         ----   ----   ----
  Total investment income..............................   135    134    132
Less: Investment expenses..............................    31     28     18
                                                         ----   ----   ----
  Net investment income................................  $104   $106   $114
                                                         ====   ====   ====



     For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $1 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                                 AS RESTATED,
                                                                  SEE NOTE 13
                                                                --------------
                                                      2007      2006      2005
                                                      ----      ----      ----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $ (6)     $(17)     $(17)
Equity securities...................................    (1)       --        --
Mortgage loans on real estate.......................    --        --         1
Other limited partnership interests.................    --        (1)       --
Derivatives.........................................   106       (42)        3
                                                      ----      ----      ----
  Net investment gains (losses).....................  $ 99      $(60)     $(13)
                                                      ====      ====      ====



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $110 million, ($38) million and ($8) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     For the year ended December 31, 2007, the Company recorded losses of $2 million from fixed maturity and equity securities deemed other-than-temporarily impaired which were included within net investment gains (losses). Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were less than $1 million for each of the years ended December 31, 2006 and 2005.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(26)      $(9)      $(9)
Equity securities....................................    (3)       --        --
                                                       ----       ---       ---
  Subtotal...........................................   (29)       (9)       (9)
                                                       ----       ---       ---
Amounts allocated from DAC and VOBA..................     8         4         3
Deferred income tax..................................     7         2         2
                                                       ----       ---       ---
  Subtotal...........................................    15         6         5
                                                       ----       ---       ---
Net unrealized investment gains (losses).............  $(14)      $(3)      $(4)
                                                       ====       ===       ===



     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, January 1,..................................  $ (3)      $(4)     $  6
Unrealized investment gains (losses) during the
  year...............................................   (20)       --       (25)
Unrealized investment gains (losses) relating to:
  DAC and VOBA.......................................     4         1        10
  Deferred income tax................................     5        --         5
                                                       ----       ---      ----
Balance, December 31,................................  $(14)      $(3)     $ (4)
                                                       ====       ===      ====
Net change in unrealized investment gains (losses)...  $(11)      $ 1      $(10)
                                                       ====       ===      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Trust preferred securities(3)..........................     $500         $20
                                                            ----         ---
  Total................................................     $500         $20
                                                            ====         ===



--------

   (1) The assets of the trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)



   (2) The maximum exposure to loss relating to trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $70 million and $77 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $4 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................   $23      $127       $--
Amortized cost of assets transferred to affiliates...   $23      $129       $--
Net investment gains (losses) recognized on
  transfers..........................................   $--      $ (2)      $--
Estimated fair value of assets transferred from
  affiliates.........................................   $--      $ 21       $ 4


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $    9      $--        $--        $    2      $--        $--
Interest rate floors............    2,460       27         --         2,460       15         --
Foreign currency swaps..........        8        1         --             8       --         --
Financial forwards..............       --       --         --            --       --          1
Credit default swaps............       30       --         --            30       --         --
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,507      $28        $--        $2,500      $15        $ 1
                                   ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 2,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......     $--             $ 9                $   --           $--      $    9
Interest rate floors.....      --              --                 2,460            --       2,460
Foreign currency swaps...      --              --                    --             8           8
Credit default swaps.....      --              30                    --            --          30
                              ---             ---                ------           ---      ------
  Total..................     $--             $39                $2,460           $ 8      $2,507
                              ===             ===                ======           ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $    8      $ 1        $--        $   --      $--        $--
Cash flow.......................        4       --         --             8       --         --
Non-qualifying..................    2,495       27         --         2,492       15          1
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,507      $28        $--        $2,500      $15        $ 1
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007 and 2006. The Company did not have any qualifying hedges for the year ended December 31, 2005.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2007 and 2006. The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $1 million for the year ended December 31, 2005.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2007. The Company did not have any fair value hedges during the years ended December 31, 2006 and 2005.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities as cash flow hedges, when they have met the requirements of SFAS 133.

     For each of the years ended December 31, 2007 and 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company had no cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007, 2006 and 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007, an insignificant amount of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and purchased floors to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; and (iv) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................   $15      $(12)      $10


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................   $56    $--
Embedded derivative liabilites...............................   $--    $37


     The following table presents changes in fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses)........................   $91      $(30)      $(7)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In addition, the Company may have exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............................  $391   $182    $573
  Capitalizations......................................    66     --      66
                                                         ----   ----    ----
     Subtotal..........................................   457    182     639
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses), as restated, see
       Note 13.........................................    (2)    --      (2)
     Unrealized investment gains (losses)..............    (4)    (6)    (10)
     Other expenses, as restated, see Note 13..........    22     25      47
                                                         ----   ----    ----
       Total amortization..............................    16     19      35
                                                         ----   ----    ----
Balance at December 31, 2005, as restated, see Note
  13...................................................   441    163     604
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
     Subtotal..........................................   521    163     684
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses), as restated, see
       Note 13.........................................   (13)    (3)    (16)
     Unrealized investment gains (losses)..............    --     (1)     (1)
     Other expenses, as restated, see Note 13..........    85    (17)     68
                                                         ----   ----    ----
       Total amortization..............................    72    (21)     51
                                                         ----   ----    ----
Balance at December 31, 2006, as restated, see Note
  13...................................................   449    184     633
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
     Subtotal..........................................   538    184     722
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    34      6      40
     Unrealized investment gains (losses)..............    (3)    (1)     (4)
     Other expenses....................................    63     25      88
                                                         ----   ----    ----
       Total amortization..............................    94     30     124
                                                         ----   ----    ----
Balance at December 31, 2007...........................  $444   $154    $598
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $19 million in 2008, $17 million in 2009, $15 million in 2010, $13 million in 2011 and $13 million in 2012.

     Amortization of VOBA and DAC is related to: (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                        DECEMBER 31,
                                      ------------------------------------------------
                                         FUTURE       POLICYHOLDER          OTHER
                                         POLICY         ACCOUNT         POLICYHOLDER
                                        BENEFITS        BALANCES            FUNDS
                                      -----------   ---------------   ----------------
                                      2007   2006    2007     2006    2007        2006
                                      ----   ----   ------   ------   ----        ----
                                                        (IN MILLIONS)
Traditional life....................  $  8   $  7   $   --   $   --    $--         $--
Universal variable life.............    --     --      134      137      3           4
Annuities...........................   284    281    2,033    2,406     31          27
                                      ----   ----   ------   ------    ---         ---
  Total.............................  $292   $288   $2,167   $2,543    $34         $31
                                      ====   ====   ======   ======    ===         ===



  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................   $80      $ 75       $59
Capitalization.......................................    19        19        19
Amortization.........................................    (9)      (14)       (3)
                                                        ---      ----       ---
Balance at December 31,..............................   $90      $ 80       $75
                                                        ===      ====       ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $9,432 million and $8,757 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $138 million, $115 million and $93 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                AT DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2007                             2006
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value................     $   2,635             N/A        $   1,941             N/A
Net amount at risk(2).................     $      10(3)          N/A        $       1(3)          N/A
Average attained age of
  contractholders.....................      60 years             N/A         65 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value................     $   8,070       $   5,516        $   8,072       $   5,157
Net amount at risk(2).................     $     225(3)    $      89(4)     $     151(3)    $      18(4)
Average attained age of
  contractholders.....................      63 years        62 years         65 years        61 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                                  ANNUITY
                                                                 CONTRACTS
                                                               -------------
                                                                 GUARANTEED
                                                               ANNUITIZATION
                                                                  BENEFITS
                                                               -------------
Balance at January 1, 2005...................................       $--
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2005.................................        --
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2006.................................        --
Incurred guaranteed benefits.................................         8
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2007.................................       $ 8
                                                                    ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Excluded from the table above are guaranteed annuitization benefit liabilities on the Company's annuity contracts of $21 million, $24 million and $17 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2007     2006
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $4,670   $7,550
  Bond....................................................     445      499
  Balanced................................................   4,073      454
  Money Market............................................     125      107
  Specialty...............................................      58       93
                                                            ------   ------
     Total................................................  $9,371   $8,703
                                                            ======   ======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks. The Company reinsures 90% of its new production of fixed annuities to an affiliate. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Direct premiums earned...............................   $13       $65      $122
Reinsurance ceded....................................    (1)       --        --
                                                        ---       ---      ----
Net premiums earned..................................   $12       $65      $122
                                                        ===       ===      ====



     Unaffiliated reinsurance recoverables, included in premiums and other receivables, were insignificant at both December 31, 2007 and 2006. Unaffiliated reinsurance and ceded commissions payables, included in other liabilities, were insignificant at both December 31, 2007 and 2006.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including Exeter Reassurance Company, Ltd., MLIC and Reinsurance Group of America, Incorporated. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $877 million and $5 million, respectively. At December 31, 2006, comparable assets and liabilities were $978 million and $8 million, respectively.

     The following table reflects the related party reinsurance information recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Ceded fees, included in universal life and investment-
  type product policy fees............................   $38       $33       $28
Interest earned on ceded reinsurance, included in
  other revenues......................................   $45       $45       $47
Ceded benefits, included in policyholder benefits and
  claims..............................................   $ 7       $ 8       $ 8
Interest costs on ceded reinsurance, included in other
  expenses............................................   $(2)      $(2)      $(3)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance agreements also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts, included in net investment gains (losses), were $110 million, ($36) million and ($8) million for the years ended December 31, 2007, 2006 and 2005, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

7.  INCOME TAXES

     The provision (benefit) for income tax is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                              --------------------
                                                       2007        2006       2005
                                                       ----   -------------   ----
                                                              (IN MILLIONS)
Current:
  Federal............................................   $(4)       $(81)       $ 4
Deferred:
  Federal............................................    27          64         (1)
                                                        ---        ----        ---
Provision (benefit) for income tax...................   $23        $(17)       $ 3
                                                        ===        ====        ===



     The reconciliation of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                              --------------------
                                                       2007        2006       2005
                                                       ----   -------------   ----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................   $33        $ (4)       $ 9
Tax effect of:
  Tax-exempt investment income.......................    (9)         (9)        (6)
  Prior year tax.....................................    (2)         (3)        --
  Other..............................................     1          (1)        --
                                                        ---        ----        ---
Provision (benefit) for income tax...................   $23        $(17)       $ 3
                                                        ===        ====        ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                          --------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                                  ------------
                                                           2007       2006
                                                          -----   ------------
                                                              (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..............  $  73       $103
  Tax credit carryforwards..............................     --          2
  Net unrealized investment losses......................      7          2
  Other, net............................................      1          5
                                                          -----       ----
                                                             81        112
                                                          -----       ----
Deferred income tax liabilities:
  Investments...........................................     13         10
  DAC...................................................    184        196
                                                          -----       ----
                                                            197        206
                                                          -----       ----
Net deferred income tax liability.......................  $(116)      $(94)
                                                          =====       ====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. The Company participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $2 million and $82 million as of December 31, 2007 and 2006, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $9 million related to the separate account DRD.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced claims alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $8 million and $12 million, respectively. The related asset for premium tax offsets was $800 thousand and $400 thousand at December 31, 2007 and 2006, respectively, for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2007 and 2006, the Company also held a receivable of $7 million and $10 million, respectively, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $8 million at December 31, 2006.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at December 31, 2007 and 2006.

9.  EQUITY

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("the Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of the Codification on the statutory surplus and capital of the Company.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income of the Company, as filed with the Department, was $40 million, $116 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Department, was $329 million and $284 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of: (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding year (excluding realized investment gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2008 without prior approval of the Missouri Commissioner of Insurance.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER 31,
                                                      ---------------------------
                                                      2007        2006       2005
                                                      ----   -------------   ----
                                                             (IN MILLIONS)
Holding losses on investments arising during the
  year..............................................  $(27)       $(22)      $(50)
Income tax effect of holding gains (losses).........     9           8         17
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................     7          18         16
  Amortization of premiums and accretion of
     discounts associated with investments..........    --           4          9
Income tax effect...................................    (3)         (8)        (9)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     4           1         10
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (1)         --         (3)
                                                      ----        ----       ----
Other comprehensive income (loss)...................  $(11)       $  1       $(10)
                                                      ====        ====       ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                                     AS
                                                                 RESTATED,
                                                                SEE NOTE 13
                                                                -----------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Compensation...........................................  $ --   $  1   $  1
Commissions............................................    95     82     71
Amortization of DAC and VOBA...........................   128     52     45
Capitalization of DAC..................................   (89)   (80)   (66)
Insurance tax..........................................     3      3      4
Other..................................................    68     64     56
                                                         ----   ----   ----
  Total other expenses.................................  $205   $122   $111
                                                         ====   ====   ====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses included in the table above.

11.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $2,017      $2,017
  Equity securities..............................              $   18      $   18
  Mortgage loans on real estate..................              $   74      $   76
  Policy loans...................................              $   29      $   29
  Short-term investments.........................              $   74      $   74
  Cash and cash equivalents......................              $   81      $   81
  Accrued investment income......................              $   20      $   20
Liabilities:
  Policyholder account balances..................              $2,033      $1,956
  Payables for collateral under securities loaned
     transactions................................              $  541      $  541

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $2,084      $2,084
  Equity securities..............................              $    1      $    1
  Mortgage loans on real estate..................              $   90      $   90
  Policy loans...................................              $   28      $   28
  Short-term investments.........................              $   83      $   83
  Cash and cash equivalents......................              $  117      $  117
  Accrued investment income......................              $   22      $   22
  Commitments to fund private corporate bond
     investments.................................     $8       $   --      $   --
Liabilities:
  Policyholder account balances..................              $2,406      $2,300
  Payables for collateral under securities loaned
     transactions................................              $  529      $  529


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For commitments to fund private corporate bond investments, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

     The carrying value for payables for collateral under securities loaned transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $11 million, $11 million and $9 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $20 million, $30 million and $24 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $25 million, $14 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     At December 31, 2007 and 2006, amounts due (to)/from affiliates were ($11) million and $1 million respectively. These amounts exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2 and 6 for additional related party transactions.

13.  RESTATEMENT

     As discussed in Note 6, the Company has ceded risks related to guaranteed minimum benefit riders written by the Company to an affiliate. Prior to 2007, the Company accounted for these reinsurance treaties in the same manner as the related direct guaranteed minimum benefit rider. Subsequent to the issuance of the 2006 financial statements, the Company determined that a portion of the minimum benefit guarantee within the reinsurance contract was an embedded derivative which should be measured at fair value. As such, the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to properly reflect the embedded derivatives at fair

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


values. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to net realized losses of $30 million and $7 million, respectively, a decrease to other expenses of $10 million and $3 million, respectively and an increase to policyholder benefits and claims of $0 and $3 million, respectively. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $12 million and $5 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a reduction to premiums and other receivables of $40 million and an increase to DAC of $13 million and a decrease to deferred income tax liability of $10 million.

     Subsequent to the issuance of its 2006 financial statements, the Company identified items that were inadvertently excluded from its analysis of the amortization of DAC. These items changed the level of DAC amortization related to historical rider charges, partial withdrawals, lapses, interest rates and other assumptions. The Company has restated its financial statements for the years ended December 31, 2006 and 2005 to reflect the appropriate rate of amortization of DAC. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to other expenses of $1 million and $11 million, respectively. The impact to the Company's financial statements for the year ended December 31, 2006 was an increase to policyholder benefits and claims of $1 million. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $1 million and $7 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a decrease to DAC of $12 million and a decrease to other assets of $1 million and a decrease to deferred income tax liability of $5 million.

     A summary of the effects of these restatements on the Company's financial statements is as follows:

                                                            DECEMBER 31, 2006
                                                       ---------------------------
                                                       AS PREVIOUSLY
                                                          REPORTED     AS RESTATED
                                                       -------------   -----------
                                                              (IN MILLIONS)
ASSETS:
  Premiums and other receivables.....................     $ 1,033        $   993
  Deferred policy acquisitions and value of business
     acquired........................................     $   632        $   633
  Other assets.......................................     $   125        $   124
  Total assets.......................................     $13,067        $13,027
LIABILITIES:
  Deferred income tax liability......................     $   109        $    94
  Total liabilities..................................     $12,320        $12,305
STOCKHOLDER'S EQUITY:
  Retained earnings..................................     $   158        $   133
  Total stockholder's equity.........................     $   747        $   722
  Total liabilities and stockholder's equity.........     $13,067        $13,027

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

----------------------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........       $(30)          $(60)          $ (6)          $(13)
  Total revenues.........................       $346           $316           $406           $399
EXPENSES:
  Policyholder benefits and claims.......       $ 90           $ 91           $139           $142
  Other expenses.........................       $131           $122           $103           $111
  Total expenses.........................       $335           $327           $362           $373
Income before provision (benefit) for
  income tax.............................       $ 11           $(11)          $ 44           $ 26
Provision (benefit) for income tax.......       $ (8)          $(17)          $  9           $  3
Net income...............................       $ 19           $  6           $ 35           $ 23



                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income.............................       $ 19           $  6           $ 35           $ 23
  (Gains) losses from sales of
     investments and businesses, net.....       $ 30           $ 60           $  6           $ 13
  Change in premiums and other
     receivables.........................       $(28)          $(28)          $(77)          $(74)
  Change in deferred policy acquisition
     costs, net..........................       $(18)          $(27)          $(29)          $(21)
  Change in income tax payable...........       $ (6)          $(15)          $ 30           $ 24
  Change in other assets.................       $120           $121           $ 83           $ 83

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS

              for the Years Ended December 31, 2007, 2006 and 2005 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2008

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                    2007      2006
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $16,422 and $15,282,
     respectively)..............................................  $17,317   $16,134
  Equity securities available-for-sale, at estimated fair value
     (cost: $187 and $205, respectively)........................      168       210
  Mortgage loans on real estate.................................    1,073       971
  Policy loans..................................................    2,716     2,664
  Real estate and real estate joint ventures held-for-
     investment.................................................       55        56
  Other limited partnership interests...........................       33        20
  Short-term investments........................................      312       435
  Other invested assets.........................................    4,735     4,068
                                                                  -------   -------
     Total investments..........................................   26,409    24,558
Cash and cash equivalents.......................................      507       357
Accrued investment income.......................................      185       183
Premiums and other receivables..................................    3,482     3,256
Deferred policy acquisition costs and value of business
  acquired......................................................    3,650     3,388
Current income tax recoverable..................................       86       168
Other assets....................................................      327       339
Separate account assets.........................................    2,097     2,210
                                                                  -------   -------
     Total assets...............................................  $36,743   $34,459
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits........................................  $11,285   $10,291
  Policyholder account balances.................................   10,791    10,398
  Other policyholder funds......................................    2,492     2,202
  Policyholder dividends payable................................      102       108
  Short-term debt -- affiliated.................................       50        --
  Long-term debt................................................      628       408
  Collateral financing arrangements.............................      850       850
  Junior subordinated debt securities...........................      399       399
  Shares subject to mandatory redemption........................      159       159
  Deferred income tax liability.................................      973     1,022
  Payables for collateral under securities loaned and other
     transactions...............................................    1,438     1,642
  Other liabilities.............................................    2,201     1,736
  Separate account liabilities..................................    2,097     2,210
                                                                  -------   -------
     Total liabilities..........................................   33,465    31,425
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 14)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding...........        3         3
Additional paid-in capital......................................    1,849     1,839
Retained earnings...............................................      969       775
Accumulated other comprehensive income..........................      457       417
                                                                  -------   -------
     Total stockholder's equity.................................    3,278     3,034
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $36,743   $34,459
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $5,218   $4,647   $4,179
Universal life and investment-type product policy fees....     188      226      149
Net investment income.....................................   1,419    1,302    1,171
Other revenues............................................     104       67       57
Net investment gains (losses).............................    (268)     (14)      57
                                                            ------   ------   ------
     Total revenues.......................................   6,661    6,228    5,613
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   4,474    3,935    3,714
Interest credited to policyholder account balances........     409      405      374
Policyholder dividends....................................     163      170      171
Other expenses............................................   1,293    1,361    1,147
                                                            ------   ------   ------
     Total expenses.......................................   6,339    5,871    5,406
                                                            ------   ------   ------
Income before provision for income tax....................     322      357      207
Provision for income tax..................................     123      125       66
                                                            ------   ------   ------
Net income................................................  $  199   $  232   $  141
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                        -----------------------------------------
                                                                              NET          FOREIGN       DEFINED
                                                ADDITIONAL                UNREALIZED       CURRENCY      BENEFIT
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION      PLANS
                                       STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)    ADJUSTMENT   ADJUSTMENT    TOTAL
                                      -------   ----------   --------   --------------   -----------   ----------   -------
Balance at January 1, 2005..........  $     3    $  1,843     $  428      $       356    $        38    $      (6)  $ 2,662
Sale of subsidiary..................                    7                                                                 7
Equity transactions of majority
  owned subsidiary..................                  (14)                                                              (14)
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             141                                                    141
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                               75                                    75
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                               3                      3
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            2         2
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     80
                                                                                                                    -------
  Comprehensive income..............                                                                                    221
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2005........        3       1,836        556              431             41           (4)    2,863
Sale of subsidiary..................                   (9)                                                               (9)
Equity transactions of majority
  owned subsidiary..................                   12                                                                12
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             232                                                    232
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (62)                                  (62)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              11                     11
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                    (50)
                                                                                                                    -------
  Comprehensive income..............                                                                                    182
                                                                                                                    -------
  Adoption of SFAS 158, net of
     income tax.....................                                                                           (1)       (1)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2006........        3       1,839        775              369             52           (4)    3,034
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)...............                              (5)                                                    (5)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at January 1, 2007..........        3       1,839        770              369             52           (4)    3,029
Equity transactions of majority
  owned subsidiary..................                   10                                                                10
Comprehensive income:
  Net income........................                             199                                                    199
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (21)                                  (21)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              60                     60
     Defined benefit plans
       adjustment, net of income
       tax..........................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     40
                                                                                                                    -------
  Comprehensive income..............                                                                                    239
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2007........       $3      $1,849       $969             $348           $112          $(3)   $3,278
                                      =======    ========     ======      ===========    ===========    =========   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                            2007      2006      2005
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $   199   $   232   $   141
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Depreciation and amortization expenses.............        7         8        12
     Amortization of premiums and accretion of discounts
       associated with investments, net.................      (33)      (13)      (11)
     (Gains) losses from sales of investments and
       businesses, net..................................      268        14       (57)
     Interest credited to policyholder account
       balances.........................................      409       405       374
     Universal life and investment-type product policy
       fees.............................................     (188)     (226)     (149)
     Change in premiums and other receivables...........     (226)     (511)      (25)
     Change in deferred policy acquisition costs, net...     (339)     (306)     (219)
     Change in insurance-related liabilities............    1,348       963       874
     Change in income tax payable.......................       65       194       (14)
     Change in other assets.............................      117        87       (93)
     Change in other liabilities........................      432        97        52
     Other, net.........................................        3       (24)       (2)
                                                          -------   -------   -------
Net cash provided by operating activities...............    2,062       920       883
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................    2,974     4,623     5,353
     Equity securities..................................       34        68        --
     Mortgage loans on real estate......................       26        87       194
     Real estate and real estate joint ventures.........        1        --         6
     Other limited partnership interests................        1         5         2
  Purchases of:
     Fixed maturity securities..........................   (4,116)   (6,056)   (6,686)
     Equity securities..................................      (12)      (40)      (28)
     Mortgage loans on real estate......................     (129)     (160)      (38)
     Real estate and real estate joint ventures.........       (1)       (3)       (1)
     Other limited partnership interests................      (19)       --        --
  Net change in short-term investments..................      123      (282)      (67)
  Proceeds from sales of businesses, net of cash
     disposed of $0, $5 and $0, respectively............       --        71        37
  Net change in other invested assets...................     (976)     (705)     (521)
  Other, net............................................      (43)      (50)      (18)
                                                          -------   -------   -------
Net cash used in investing activities...................  $(2,137)  $(2,442)  $(1,767)
                                                          -------   -------   -------




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $1,147   $1,446   $1,424
     Withdrawals..........................................    (986)    (828)    (953)
  Net change in payables for collateral under securities
     loaned and other transactions........................    (204)     259      (78)
  Net change in short-term debt -- affiliated.............      50       --       --
  Long-term debt issued...................................     297       --       --
  Long-term debt repaid...................................     (79)    (100)      (3)
  Collateral financing arrangements issued................      --      850       --
  Capital contribution from parent from sales of
     subsidiaries, net....................................      --       --        7
  Junior subordinated debt securities issued..............      --       --      397
  Dividends on common stock...............................      --      (13)     (13)
  Debt issuance costs.....................................      --      (13)      (6)
  Other, net..............................................      --       10        5
                                                            ------   ------   ------
Net cash provided by financing activities.................     225    1,611      780
                                                            ------   ------   ------
Change in cash and cash equivalents.......................     150       89     (104)
Cash and cash equivalents, beginning of year..............     357      268      372
                                                            ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  507   $  357   $  268
                                                            ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $  129   $   73   $   48
                                                            ======   ======   ======
     Income tax...........................................  $  (85)  $   --   $  143
                                                            ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed....................................  $   --   $  321   $   40
       Less: liabilities disposed.........................      --      236        3
                                                            ------   ------   ------
       Net assets disposed................................      --       85       37
       Less: cash disposed................................      --        5       --
                                                            ------   ------   ------
       Business dispositions, net of cash disposed........  $   --   $   80   $   37
                                                            ======   ======   ======
     Return of capital to parent from sale of subsidiary..  $   --   $   (9)  $   --
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon was merged with and into MLIC. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 2.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     General American owned approximately 52% of RGA in 2007 and 53% in 2006 and 2005. See Note 14.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,534 million and $1,347 million at December 31, 2007 and 2006, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $850 million relating to long-term debt reclassified to collateral financing arrangements on the consolidated balance sheet at December 31, 2006 and the consolidated statement of cash flows for the year ended December 31, 2006. See Note 10 for a description of the transaction.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions;

          (x)   accounting for employee benefit plans; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income. Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses) or interest credited to policyholder balances. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder balances. Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder account balances, if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $106 million and $105 million at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million at both December 31, 2007 and 2006, respectively. Related depreciation and amortization expense was $7 million for each of the years ended December 31, 2007, 2006 and 2005.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $59 million and $56 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $37 million and $30 million at December 31, 2007 and 2006, respectively. Related amortization expense was $7 million, $6 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts, future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 7%.

     Participating business represented approximately 30% and 31% of General American's life insurance in-force, and 52% and 56% of the number of its life insurance policies in-force, at December 31, 2007 and 2006, respectively. Participating policies represented approximately 95%, 99% and 98% of gross life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. Total premiums for General American were $302 million, $299 million and $311 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges, and withdrawals.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either a separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 13) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. See also Note 13.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of ($5) million, net of income tax of ($3) million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 15.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133"), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. While the Company does not expect such changes in valuation to have a material impact on the Company's financial statements at January 1, 2008, the addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to its ultimate parent, MetLife. The Company received consideration of $71 million, net of cash sold of $5 million. Immediately following the sale, MetLife merged Paragon with and into MLIC. The amount received below book value was recorded as a return of capital to MLIC of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million and $61 million for the years ended December 31, 2006 and 2005, respectively.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to MLIC for consideration of $44 million. The amount received above book value was recorded as a capital contribution from MLIC of $7 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million for the year ended December 31, 2005.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,940    $  129   $163     $ 5,906     34.1%
Foreign government securities.........     2,486       868      8       3,346     19.3
Residential mortgage-backed
  securities..........................     3,142        25     26       3,141     18.2
Foreign corporate securities..........     1,986       170     39       2,117     12.2
Commercial mortgage-backed
  securities..........................     1,517        20     19       1,518      8.8
Asset-backed securities...............       820         2     48         774      4.5
U.S. Treasury/agency securities.......       372        14     --         386      2.2
State and political subdivision
  securities..........................        56        --      1          55      0.3
Other fixed maturity securities.......       103        --     29          74      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $16,422    $1,228   $333     $17,317    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   159    $    2   $ 21     $   140     83.3%
Common stocks.........................        28        --     --          28     16.7
                                         -------    ------   ----     -------    -----
  Total equity securities.............   $   187    $    2   $ 21     $   168    100.0%
                                         =======    ======   ====     =======    =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       DECEMBER 31, 2006
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,714    $  153   $ 71     $ 5,796     35.9%
Foreign government securities.........     1,947       687      5       2,629     16.3
Residential mortgage-backed
  securities..........................     3,158        13     33       3,138     19.5
Foreign corporate securities..........     1,519       153     13       1,659     10.3
Commercial mortgage-backed
  securities..........................     1,259        14     14       1,259      7.8
Asset-backed securities...............       854         4      2         856      5.3
U.S. Treasury/agency securities.......       657         3      5         655      4.1
State and political subdivision
  securities..........................        72         1      1          72      0.4
Other fixed maturity securities.......       102        --     32          70      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $15,282    $1,028   $176     $16,134    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   191    $    4   $  2     $   193     91.9%
Common stocks.........................        14         3     --          17      8.1
  Total equity securities.............   $   205    $    7   $  2     $   210    100.0%
                                         =======    ======   ====     =======    =====



     The Company held foreign currency derivatives with notional amounts of $839 million and $670 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $285 million and $349 million, respectively, and unrealized losses of $28 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 27% was guaranteed by financial guarantors who remain Aaa rated through March 2008. Overall, at December 31, 2007, $729 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $375 million, $227 million and $127 million at December 31, 2007, are included within asset-backed securities, corporate securities and state and political subdivision securities, respectively, and 86% were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $488 million and $452 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $4 million and $18 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   269      $   276     $   326      $   331
Due after one year through five years...     2,290        2,348       2,052        2,103
Due after five years through ten years..     2,615        2,668       2,649        2,680
Due after ten years.....................     5,769        6,592       4,984        5,767
                                           -------      -------     -------      -------
  Subtotal..............................    10,943       11,884      10,011       10,881
Mortgage-backed and other asset-backed
  securities............................     5,479        5,433       5,271        5,253
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $16,422      $17,317     $15,282      $16,134
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Proceeds............................................  $2,572   $3,989   $5,608
Gross investment gains..............................  $   36   $   47   $   99
Gross investment losses.............................  $  (59)  $  (67)  $  (65)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                  DECEMBER 31, 2007
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,914        $105        $1,048        $ 58        $2,962        $163
Foreign government securities......       231           3           101           5           332           8
Residential mortgage-backed
  securities.......................       690          14           705          12         1,395          26
Foreign corporate securities.......       510          23           254          16           764          39
Commercial mortgage-backed
  securities.......................       154           6           529          13           683          19
Asset-backed securities............       557          37           117          11           674          48
U.S. Treasury/agency securities....         1          --            --          --             1          --
State and political subdivision
  securities.......................        28           1            15          --            43           1
Other fixed maturity securities....        74          29            --          --            74          29
                                       ------        ----        ------        ----        ------        ----
  Total fixed maturity securities..    $4,159        $218        $2,769        $115        $6,928        $333
                                       ======        ====        ======        ====        ======        ====
Equity securities..................    $   92        $ 19        $   15        $  2        $  107        $ 21
                                       ======        ====        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........     1,160                       607
                                       ======                    ======




                                                                  DECEMBER 31, 2006
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,397         $19        $1,322        $ 52        $2,719        $ 71
Foreign government securities......       267           4            31           1           298           5
Residential mortgage-backed
  securities.......................       855           7         1,267          26         2,122          33
Foreign corporate securities.......       407           8           139           5           546          13
Commercial mortgage-backed
  securities.......................       319           1           508          13           827          14
Asset-backed securities............       272           1            60           1           332           2
U.S. Treasury/agency securities....       458           4            60           1           518           5
State and political subdivision
  securities.......................        29          --            13           1            42           1
Other fixed maturity securities....        71          32            --          --            71          32
                                       ------         ---        ------        ----        ------        ----
  Total fixed maturity securities..    $4,075         $76        $3,400        $100        $7,475        $176
                                       ======         ===        ======        ====        ======        ====
Equity securities..................    $   49         $ 1        $   16        $  1        $   65        $  2
                                       ======         ===        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........       907                       676
                                       ======                    ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $2,388     $159       $ 94       $43       550        88
Six months or greater but less than nine
  months................................     1,243       10         64         3       340         8
Nine months or greater but less than
  twelve months.........................       715       --         40        --       186        --
Twelve months or greater................     2,864       10        107         3       595         4
                                            ------     ----       ----       ---
  Total.................................    $7,210     $179       $305       $49
                                            ======     ====       ====       ===




                                                                DECEMBER 31, 2006
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $3,369      $ 8       $ 58       $ 2       621         4
Six months or greater but less than nine
  months................................       184       --          3        --        78        --
Nine months or greater but less than
  twelve months.........................       640       --         14        --       204        --
Twelve months or greater................     3,516        1        101        --       675         1
                                            ------      ---       ----       ---
  Total.................................    $7,709      $ 9       $176       $ 2
                                            ======      ===       ====       ===



     At December 31, 2007 and 2006, $305 million and $176 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $49 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $49 million, $43 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity and equity securities with a gross unrealized loss at December 31, 2007 of greater than $10 million. The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented 6%, or $10 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2007 and 2006, the Company had $354 million and $178 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    46%    40%
Asset-backed securities......................................    14      1
Foreign corporate securities.................................    11      7
Residential mortgage-backed securities.......................     7     19
Commercial mortgage-backed securities........................     5      8
Other........................................................    17     25
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    37%    11%
Asset-backed.................................................    14      1
Mortgage-backed..............................................    12     27
Utility......................................................     8     13
Industrial...................................................     6     16
Government...................................................     2      6
Other........................................................    21     26
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,372 million and $1,566 million and an estimated fair value of $1,392 million and $1,587 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,434 million and $1,640 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND HELD IN TRUST AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,368 million and $1,009 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had a cost or amortized cost of $2,307 million and $2,228 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as
collateral for various derivative transactions as described in            Note
4.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $1,033      96%     $925       95%
Agricultural mortgage loans...................      42       4        46        5
                                                ------     ---      ----      ---
  Total.......................................   1,075     100%      971      100%
                                                           ===                ===
Less: Valuation allowances....................       2                --
                                                ------              ----
  Mortgage loans on real estate...............  $1,073              $971
                                                ======              ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 22%, 12% and 7% of the value of the Company's mortgage loans on real estate were collateralized by property located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2007      2006      2005
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Balance at January 1,..................................   $--       $ 1       $ 3
Additions..............................................     2        --        --
Deductions.............................................    --        (1)       (2)
                                                          ---       ---       ---
Balance at December 31,................................   $ 2       $--       $ 1
                                                          ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $6     $ 6
Less: Valuation allowances on impaired loans.................    2      --
                                                                --     ---
  Impaired loans.............................................   $4     $ 6
                                                                ==     ===



     The average investment on impaired loans was $6 million, $1 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Real estate..................................................  $ 68   $ 68
Accumulated depreciation.....................................   (16)   (14)
                                                               ----   ----
Net real estate..............................................    52     54
Real estate joint ventures...................................     3      2
                                                               ----   ----
  Total real estate holdings.................................  $ 55   $ 56
                                                               ====   ====



     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $37       67%      $37       66%
Industrial....................................     16       29        17       30
Retail........................................      2        4         2        4
                                                  ---      ---       ---      ---
  Total real estate holdings..................    $55      100%      $56      100%
                                                  ===      ===       ===      ===



     The Company's real estate holdings are located in the United States. At December 31, 2007, 95% of the Company's real estate holdings were located in California.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $33 million and $20 million at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 are $9 million of hedge funds. The Company had no hedge funds included within other limited partnership interests at December 31, 2006. For the year ended December 31, 2007, net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES income from other limited partnership interests included a loss of less than $1 million, related to hedge funds. The Company did not have net investment income from other limited partnership interests related to hedge funds for the years ended December 31, 2006 and 2005.

  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4,508 million and $3,806 million at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $  951   $  864   $  772
Equity securities...................................      15       16       11
Mortgage loans on real estate.......................      65       63       75
Policy loans........................................     164      154      159
Real estate and real estate joint ventures..........      11       12       11
Other limited partnership interests.................      (4)      (1)      (5)
Cash, cash equivalents and short-term investments...      29       17       11
Interest on funds held at interest..................     277      257      192
Other...............................................      16       16        9
                                                      ------   ------   ------
  Total investment income...........................   1,524    1,398    1,235
Less: Investment expenses...........................     105       96       64
                                                      ------   ------   ------
  Net investment income.............................  $1,419   $1,302   $1,171
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, there was no affiliated net investment income related to fixed maturity securities. For the year ended December 31, 2005, affiliated net investment income related to fixed maturity securities was less than $1 million and is included in the table above. For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $5 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $ (32)  $(27)  $ 32
Equity securities......................................     --      6     --
Mortgage loans on real estate..........................     (2)     1     10
Real estate and real estate joint ventures.............      1     --      4
Derivatives............................................   (257)     8    (15)
Other..................................................     22     (2)    26
                                                         -----   ----   ----
  Net investment gains (losses)........................  $(268)  $(14)  $ 57
                                                         =====   ====   ====



     For the years ended December 31, 2007 and 2005, affiliated net investment gains of less then $1 million and $29 million, respectively, are included in the table above. There were no affiliated net investment gains (losses) for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $9 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $ 893   $ 852   $ 997
Equity securities....................................    (19)      5       2
Derivatives..........................................     (2)     (2)     (2)
Minority interest....................................   (150)   (159)   (171)
Other................................................    (28)    (20)    (39)
                                                       -----   -----   -----
  Subtotal...........................................    694     676     787
                                                       -----   -----   -----
Amounts allocated from DAC and VOBA..................    (97)    (27)    (45)
Deferred income tax..................................   (249)   (280)   (311)
                                                       -----   -----   -----
  Subtotal...........................................   (346)   (307)   (356)
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $ 348   $ 369   $ 431
                                                       =====   =====   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2007    2006   2005
                                                        ----   -----   ----
                                                           (IN MILLIONS)
Balance, January 1,...................................  $369   $ 431   $356
Unrealized investment gains (losses) during the year..    18    (111)    94
Unrealized gains (losses) relating to:
  DAC and VOBA........................................   (70)     18     42
  Deferred income tax.................................    31      31    (61)
                                                        ----   -----   ----
Balance, December 31,.................................  $348   $ 369   $431
                                                        ====   =====   ====
Net change in unrealized investment gains (losses)....  $(21)  $ (62)  $ 75
                                                        ====   =====   ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Other limited partnership interest(3)..................    $    7        $ 5
Trust preferred securities(4)..........................     5,275         67
                                                           ------        ---
  Total................................................    $5,282        $72
                                                           ======        ===



--------

   (1) The assets of the other limited partnership interests and trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests and trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (4) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $224 million and $238 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $15 million, $4 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2007     2006     2005
                                                          ----     ----     ----
                                                               (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................      $19      $--     $536
Amortized cost of assets transferred to affiliates...      $19      $--     $501
Net investment gains (losses) recognized on
  transfers..........................................      $--      $--     $ 35
Estimated fair value of assets transferred from
  affiliates.........................................      $10      $--     $382


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                                  DECEMBER 31, 2007                 DECEMBER 31, 2006
                                           -------------------------------   -------------------------------
                                                         CURRENT MARKET                    CURRENT MARKET
                                                          OR FAIR VALUE                     OR FAIR VALUE
                                           NOTIONAL   --------------------   NOTIONAL   --------------------
                                            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                           --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps......................   $  422      $38        $ 1        $  359      $29        $ 2
Financial futures........................      213        1          2           213        2         --
Foreign currency swaps...................      226       --         11            31       --          4
Foreign currency forwards................      815       38         --           643       20         --
Financial forwards.......................       --       --         --            --       --          1
Credit default swaps.....................      395        1          2           241       --         --
                                            ------      ---        ---        ------      ---        ---
  Total..................................   $2,071      $78        $16        $1,487      $51        $ 7
                                            ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity futures and equity variance swaps. At December 31, 2007, the Company owned 160 equity futures. The Company did not own equity futures at December 31, 2006. Fair values of equity futures are included in financial futures in the preceding table. At both December 31, 2007 and 2006, the Company owned 4,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                          ------------------------------------------------------------------------------------
                                               AFTER ONE YEAR      AFTER FIVE YEARS
                          ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                          ----------------   ------------------   -----------------   ---------------   ------
                                                              (IN MILLIONS)
Interest rate swaps.....       $   18               $ 91                 $ 66               $247        $  422
Financial futures.......          213                 --                   --                 --           213
Foreign currency swaps..           --                  5                   20                201           226
Foreign currency
  forwards..............          807                 --                   --                  8           815
Credit default swaps....           --                147                   23                225           395
                               ------               ----                 ----               ----        ------
  Total.................       $1,038               $243                 $109               $681        $2,071
                               ======               ====                 ====               ====        ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value......................   $   17      $--        $ 1        $    3      $--        $--
Cash flow.......................        4       --         --             9       --         --
Foreign operations..............      197       --          5            --       --         --
Non-qualifying..................    1,853       78         10         1,475       51          7
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,071      $78        $16        $1,487      $51        $ 7
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007, 2006 and 2005.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $3 million, $3 million, and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Changes in the fair value of derivatives..............   $(1)      $--       $--
Changes in the fair value of the items hedged.........     1        --        --
                                                         ---       ---       ---
Net ineffectiveness of fair value hedging activities..   $--       $--       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized an insignificant amount in net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007 and 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the year ended December 31, 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million.

     At December 31, 2007, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2007, 2006 and 2005.

     The Company's consolidated statement of stockholder's equity for the year ended December 31, 2007 includes gains (losses) of ($5) million related to foreign currency contracts used to hedge its net investments in foreign operations. The Company did not record any gains (losses) on foreign currency contracts for the years ended December 31, 2006 and 2005. At December 31, 2007, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income related to these hedges was approximately ($5) million. There was no foreign currency translation gain (loss) recorded in 2006. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(iv) equity variance swaps, equity futures and interest rate futures to economically hedge liabilities embedded in certain variable annuity products; and (v) credit default swaps to synthetically create investments.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2007      2006      2005
                                                      -----      ----      ----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.......................................  $(110)      $(3)     $(34)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivatives assets..................................  $ 66    $57
Embedded derivatives liabilities.............................  $628    $52


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $(150)  $  7   $  7
Interest credited to policyholder account balances.....  $ (66)  $(80)  $(45)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $4 million and $2 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company has exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC    VOBA    TOTAL
                                                      ------   ----   ------
                                                           (IN MILLIONS)
Balance at January 1, 2005..........................  $2,617   $648   $3,265
  Capitalizations...................................     649     --      649
                                                      ------   ----   ------
     Subtotal.......................................   3,266    648    3,914
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      12      2       14
     Unrealized investment gains (losses)...........     (28)   (14)     (42)
     Other expenses.................................     652     31      683
                                                      ------   ----   ------
       Total amortization...........................     636     19      655
                                                      ------   ----   ------
  Less: Dispositions and other......................     120     --      120
                                                      ------   ----   ------
Balance at December 31, 2005........................   2,510    629    3,139
  Capitalizations...................................     761     --      761
                                                      ------   ----   ------
     Subtotal.......................................   3,271    629    3,900
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................       2     (2)      --
     Unrealized investment gains (losses)...........      (3)   (15)     (18)
     Other expenses.................................     570    (15)     555
                                                      ------   ----   ------
          Total amortization........................     569    (32)     537
                                                      ------   ----   ------
  Less: Dispositions and other......................     (52)    27      (25)
                                                      ------   ----   ------
Balance at December 31, 2006........................   2,754    634    3,388
  Effect of SOP 05-1 adoption.......................      (3)    (5)      (8)
  Capitalizations...................................     810     --      810
                                                      ------   ----   ------
     Subtotal.......................................   3,561    629    4,190
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................    (112)    (2)    (114)
     Unrealized investment gains (losses)...........      (1)    71       70
     Other expenses.................................     644     12      656
                                                      ------   ----   ------
          Total amortization........................     531     81      612
                                                      ------   ----   ------
  Less: Dispositions and other......................     (72)    --      (72)
                                                      ------   ----   ------
Balance at December 31, 2007........................  $3,102   $548   $3,650
                                                      ======   ====   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $39 million in 2008, $33 million in 2009, $33 million in 2010, $35 million in 2011 and $36 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $131   $134
Dispositions and other, net.................................    --     (3)
                                                              ----   ----
Balance at December 31,.....................................  $131   $131
                                                              ====   ====



7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                      DECEMBER 31,
                                -------------------------------------------------------
                                                       POLICYHOLDER          OTHER
                                  FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                     BENEFITS            BALANCES            FUNDS
                                -----------------   -----------------   ---------------
                                  2007      2006      2007      2006     2007     2006
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Group life....................  $    34   $    39   $    --   $    --   $    1   $    1
Retirement & savings..........       35        36        42        65       --       --
Non-medical health & other....      329       352        --        --        5        4
Traditional life..............    4,596     4,616        --        --      118      113
Universal variable life.......       64        65     3,079     3,069       58       59
Annuities.....................       87        76       886       926       --       --
Reinsurance...................    6,159     5,140     6,657     6,212    2,297    1,978
Other.........................      (19)      (33)      127       126       13       47
                                -------   -------   -------   -------   ------   ------
  Total.......................  $11,285   $10,291   $10,791   $10,398   $2,492   $2,202
                                =======   =======   =======   =======   ======   ======



     Affiliated future policy benefits, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated other policyholder funds, included in the table above, were ($227) million and ($163) million at December 31, 2007 and 2006, respectively.

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,020 million and $1,997 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $77 million and $213 million at December 31, 2007 and 2006, respectively. The average interest rate credited on these contracts was 4.14% and 4.02% at December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $57 million, $84 million and $113 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     RGA issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2007, 2006 and 2005, there were no new issuances by RGA under the GIC program. During the years ended December 31, 2007, 2006 and 2005, RGA repaid $5 million, $3 million and $23 million, respectively, of GICs under this program. At December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $15 million and $17 million, respectively. During each of the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which is included in interest credited to policyholder account balances, was $1 million.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                IN THE EVENT OF         AT        IN THE EVENT OF         AT
                                     DEATH        ANNUITIZATION        DEATH        ANNUITIZATION
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
  General account value.......           N/A        $     286              N/A        $     296
  Net amount at risk (2)......           N/A        $      51(4)           N/A        $      53(4)
  Average attained age of
     contractholders..........           N/A         60 years              N/A         58 years


                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                   SECONDARY         PAID UP         SECONDARY         PAID UP
                                   GUARANTEES       GUARANTEES       GUARANTEES       GUARANTEES
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE
  CONTRACTS (1)
Account value (general and
  separate account)...........     $   1,107              N/A        $   1,024              N/A
Net amount at risk (2)........     $  18,250(3)           N/A        $  19,066(3)           N/A
Average attained age of
  policyholders...............      57 years              N/A         56 years              N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                                 VARIABLE LIFE
                                                                   CONTRACTS
                                                                 -------------
                                                    ANNUITY
                                                   CONTRACTS
                                                 -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2005.....................       $ 7             $ 5         $12
Incurred guaranteed benefits...................        --               1           1
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2005...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................       $ 7             $ 6         $13
                                                      ===             ===         ===



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Mutual Fund Groupings
  Equity.....................................................   $18    $16
  Bond.......................................................     1      1
  Balanced...................................................     2     --
  Money Market...............................................     2      3
                                                                ---    ---
     Total...................................................   $23    $20
                                                                ===    ===



8.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Direct premiums.....................................  $  412   $  415   $  445
Reinsurance assumed.................................   5,575    4,737    4,222
Reinsurance ceded...................................    (769)    (505)    (488)
                                                      ------   ------   ------
Net premiums........................................  $5,218   $4,647   $4,179
                                                      ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims...............................  $  372   $  375   $  321
                                                      ======   ======   ======



     Reinsurance assumed premiums for the years ended December 31, 2007, 2006 and 2005 include $5,394 million, $4,735 million and $4,220 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,246 million and $1,137 million at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $331 million and $245 million at December 31, 2007 and 2006, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter Re"), MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI USA"), Metropolitan Tower Life Insurance Company, New England Life Insurance Company, MLIC and Missouri Reinsurance (Barbados), Inc. ("Missouri Re"), all of which are related parties. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $760 million and $227 million, respectively. At December 31, 2006, comparable assets and liabilities were $653 million and $171 million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects the related party reinsurance information recorded in income for the:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $129   $129   $129
Assumed benefits, included in policyholder benefits and
  claims...............................................  $194   $155   $174
Assumed benefits, included in policyholder dividends...  $  9   $  7   $  6
Assumed acquisition costs, included in other expenses..  $ --   $  1   $ --
Ceded premiums.........................................  $ 80   $ 85   $108
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $ 65   $ 90   $260
Interest earned on ceded reinsurance, included in other
  revenues.............................................  $  2   $  2   $  5
Ceded benefits, included in policyholder benefits and
  claims...............................................  $ 25   $ 10   $ 90
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 58   $ 54   $ 54
Ceded benefits, included in policyholder dividends.....  $  9   $  7   $  6
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $  5   $ 45   $106


     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Re. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri Re and $276 million in assets representing the liabilities on this treaty were transferred from Missouri Re to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MLI USA. This agreement covers certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. The agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company realized a gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $121 million, $119 million and $192 million and ceded benefits and related costs of $86 million, $98 million and $143 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2007 and 2006 were $1,096 million and $1,020 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Re. This agreement ceded, on a modified coinsurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

     Long-term debt and short-term debt -- affiliated outstanding is as follows:

                                        INTEREST RATES                      DECEMBER
                                   ------------------------                   31,
                                                   WEIGHTED               -----------
                                       RANGE        AVERAGE    MATURITY   2007   2006
                                   -------------   --------   ---------   ----   ----
                                                                              (IN
                                                                           MILLIONS)
Senior notes.....................  5.63% - 6.75%     6.08%    2011-2017   $497   $200
Fixed rate notes.................      7.25%         7.25%       2008       30    107
Surplus notes....................      7.63%         7.63%       2024      100    100
Other notes......................     8% - 12%       9.44%    2009-2016      1      1
                                                                          ----   ----
Total long-term debt.............                                          628    408
Total short-term
  debt -- affiliated.............                                           50     --
                                                                          ----   ----
  Total..........................                                         $678   $408
                                                                          ====   ====



     The aggregate maturities of long-term debt as of December 31, 2007 for the next five years are $30 million in 2008, less than $1 million in 2009, less than $1 million in 2010, $200 million in 2011, less than $1 million in 2012 and $398 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     In March 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA used $50 million of the net proceeds of the offering to repay existing debt during the year ended December 31, 2007.

     RGA repaid a $100 million 7.25% senior note which matured in April 2006.

  SHORT-TERM DEBT -- AFFILIATED

     On December 31, 2007, MetLife Credit Corp., an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $42 million, $30 million and $35 million for the years ended December 31, 2007, 2006 and 2005, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities or shares subject to mandatory redemption. See Notes 10, 11, and 12.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $824 million as of December 31, 2007. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these credit facilities as of December 31, 2007 is as follows:

                                                                      LETTER OF
                                                                        CREDIT                   UNUSED
BORROWER(S)                                EXPIRATION      CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                                ----------      --------   ---------   ---------   -----------
                                                                  (IN MILLIONS)
Reinsurance Group of America,
  Incorporated.......................  May 2008              $ 30        $ --        $30          $ --
Reinsurance Group of America,
  Incorporated.......................  September 2012(1)      750         406         --           344
Reinsurance Group of America,
  Incorporated.......................  March 2011              44          --         --            44
                                                             ----        ----        ---          ----
  Total..............................                        $824        $406        $30          $388
                                                             ====        ====        ===          ====



--------

   (1) In September 2007, RGA and certain of its subsidiaries entered into a credit agreement with various financial institutions. Under the credit agreement, RGA may borrow and obtain letters of credit for general corporate purposes for its own account or for the account of its subsidiaries with an overall credit facility amount of up to $750 million. The credit agreement replaced a former credit agreement in the amount of up to $600 million which was scheduled to expire on September 29, 2010.

     Committed Facilities. Information on committed facilities as of December 31, 2007 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Timberlake Financial
  L.L.C. ...................  June 2036(1)    $1,000       $850        $--          $150         29
                                              ======       ====        ===          ====



--------

   (1) As described in Note 10, RGA may, at its option, offer up to $150 million of additional notes under this facility in the future.

     Letters of Credit. At December 31, 2007, the Company had outstanding $482 million in letters of credit from various financial institutions, of which $406 million were part of credit facilities. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

10.  COLLATERAL FINANCING ARRANGEMENTS

     In June 2006, Timberlake Financial L.L.C. ("Timberlake Financial"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. Interest on the notes accrues at an annual rate of 1-month LIBOR plus 29 basis points payable monthly. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy with a third party. The notes represent senior, secured indebtedness of Timberlake Financial with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. In order to make payments of principal and interest on the notes, Timberlake Financial will rely upon the receipt of interest and principal payments on surplus notes and dividend payments from its wholly-owned subsidiary, Timberlake Reinsurance Company II ("Timberlake Re"), a South Carolina captive insurance company. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon South Carolina regulatory approval and the performance of specified term life insurance policies with guaranteed level premiums retroceded by RGA's subsidiary, RGA Reinsurance Company ("RGA Reinsurance"), to Timberlake Re.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from the offering of the notes, along with a $113 million direct investment by RGA, collateralize the notes and are not available to satisfy the general obligations of RGA or the Company. Most of these assets were placed in a trust and provide long-term collateral as support for statutory reserves required by U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance. The trust is consolidated by Timberlake Re which in-turn is consolidated by Timberlake Financial. Timberlake Financial is considered to be a VIE and RGA is considered to be the primary beneficiary. As such, the results of Timberlake Financial have been consolidated by RGA and ultimately by the Company.

     At December 31, 2007, the Company held assets in trust of $899 million associated with the transaction. In addition, the Company held $50 million in custody as of December 31, 2007. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity securities and other invested assets, which consists of the restricted cash and cash equivalents held in custody. The Company's consolidated statements of income include the investment returns on the assets held as collateral as investment income and the interest on the notes is included as a component of other expenses.

     Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the estimated life of the notes. Total interest expense was $52 million and $26 million for the years ended December 31, 2007 and 2006, respectively.

11.  JUNIOR SUBORDINATED DEBENTURES

     In December 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date, December 15, 2015. The debentures may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Upon an optional or mandatory deferral of interest payments, RGA is generally not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. Interest compounds during periods of deferral. Issuance costs associated with the offering of the debentures of $6 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the period from the issuance date of the debentures until their scheduled redemption. Interest expense on the debentures was $27 million, $27 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

12. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "RGA Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the RGA Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the RGA Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2007 and 2006. Interest expense on these instruments is included in other expenses and was $13 million for each of the years ended December 31, 2007, 2006 and 2005.

13.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007    2006   2005
                                                         ----   -----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(41)  $(154)  $ 23
  Foreign..............................................    60      41     70
                                                         ----   -----   ----
  Subtotal.............................................    19    (113)    93
                                                         ----   -----   ----
Deferred:
  Federal..............................................    93     228    (31)
  Foreign..............................................    11      10      4
                                                         ----   -----   ----
  Subtotal.............................................   104     238    (27)
                                                         ----   -----   ----
Provision for income tax...............................  $123   $ 125   $ 66
                                                         ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $113     $125      $72
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.......    (2)      (2)      (2)
  Tax-exempt investment income........................     2       (2)      (1)
  State and local income taxes........................    --        1        1
  Prior year tax......................................     8       (2)      (2)
  Valuation allowance for carryforward items..........     1       --       (2)
  Other, net..........................................     1        5       --
                                                        ----     ----      ---
Provision for income tax..............................  $123     $125      $66
                                                        ====     ====      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2007      2006
                                                           ------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Employee benefits......................................  $   64   $    35
  Investments............................................      --        27
  Loss and credit carryforwards..........................     334       781
  Other..................................................      13        71
                                                           ------   -------
                                                              411       914
  Less: Valuation allowance..............................       8         5
                                                           ------   -------
                                                              403       909
                                                           ------   -------
Deferred income tax liabilities:
  DAC....................................................     885     1,141
  Liability for future poicy benefits....................      27       486
  Investments............................................     200        --
  Net unrealized investment gains........................     249       280
  Other..................................................      15        24
                                                           ------   -------
                                                            1,376     1,931
                                                           ------   -------
Net deferred income tax liability........................  $ (973)  $(1,022)
                                                           ======   =======



     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2007, and 2006, a valuation allowance for deferred tax assets of approximately $8 million and $5 million respectively, was provided on the foreign tax credits, net operating and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings,

     RGA Financial Products Limited, RGA UK Services Limited, and RGA Reinsurance Company. At December 31, 2007 the Company's subsidiaries had net operating loss carryforwards of $932 million, which begin to expire in 2019, capital loss carryforwards of $11 million, which begin to expire in 2010, and tax credit carryforwards of $4 million, which begin to expire in 2009. The remaining loss carryforwards and tax credit carryforwards are expected to be utilized during the period allowed.

     Effective January 1, 2006, General American joined with MetLife and its includable affiliates in filing a federal income tax return. General American participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $120 million and $238 million as of December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. General American is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which General American has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, General American is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 tax year is no longer subject to audit. In the first quarter of 2005, the IRS commenced an examination of General American's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2008.

     RGA files income tax returns with the U.S. federal government and various state and non U.S. jurisdictions. RGA is under continuous examination by the IRS and is subject to audit by taxing authorities in other non U.S. jurisdictions in which RGA has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, RGA is no longer subject to U.S. federal, state and non U.S. income tax examinations by tax authorities for years prior to 2003.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits, and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $217 million. The Company reclassified, at adoption, $41 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $170 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $47 million. The Company also had $33 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $222 million, an increase of $5 million from the date of adoption, and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $52 million. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............         $217
Reductions for tax positions of prior years...............           (6)
Additions for tax positions of current year...............           15
Lapses of statutes of limitations.........................           (4)
                                                                   ----
Balance at December 31, 2007..............................         $222
                                                                   ====



     During the year ended December 31, 2007, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $38 million of accrued interest associated with the liability for unrecognized tax benefits. The $5 million increase from the date of adoption in accrued interest resulted from an increase of $19 million of interest expense and a decrease of $14 million primarily related to effectively settled positions.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

14.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company and its affiliates continue to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company and its affiliates' marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, state insurance regulatory authorities or other federal, state or industry authorities may conduct investigations or make inquiries, such as information requests, subpoenas, or books and records examinations, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $4 million and $5 million, respectively. The related asset for premium tax offsets was $3 million at both December 31, 2007 and 2006 for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintained at both December 31, 2007 and 2006, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2008...............................................    $7        $ 4        $ 9
2009...............................................    $4        $ 4        $ 8
2010...............................................    $3        $--        $ 7
2011...............................................    $2        $--        $ 4
2012...............................................    $2        $--        $ 4
Thereafter.........................................    $1        $--        $11


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $164 million and $34 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $5 million and $20 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $11 million at December 31, 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMMITMENTS

     In December 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $106 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2007, the Company did not record any liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at both December 31, 2007 and 2006.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $3 million at December 31, 2007. The credit default swaps expire at various times during the next five years.

15.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $7 million, $8 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, General American's share of other postretirement expense was less than $1 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     RGA sponsors separate defined benefit pension plans for its eligible employees. Also, RGA sponsors a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax of $2 million, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                  DECEMBER 31, 2006
                                                  -------------------------------------------------
                                                               ADDITIONAL
                                                                 MINIMUM
                                                      PRE        PENSION   ADOPTION OF      POST
                                                    SFAS 158    LIABILITY    SFAS 158     SFAS 158
                                                  ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
BALANCE SHEET CAPTION                             -----------  ----------  -----------  -----------
                                                                    (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost..........................................    $    (47)   $      1     $    (3)     $    (49)
Other liabilities: Accrued postretirement
  benefit cost..................................        $ (7)        $--         $(5)         $(12)
                                                                --------     -------
Accumulated other comprehensive income (loss),
  before income tax:
  Defined benefit plans.........................        $ (7)        $ 1         $(8)         $(14)
Minority interest...............................                     $--         $ 8
Deferred income tax.............................                     $--         $(1)
Accumulated other comprehensive income (loss),
  net of income tax:
                                                                --------     -------
  Defined benefit plans.........................        $ (4)        $ 1         $(1)         $ (4)
                                                                ========     =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     ----   ----   ----   ----
                                                           (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year..  $ 71   $ 60   $ 12   $ 10
  Service cost.....................................     3      3      1      1
  Interest cost....................................     4      4     --     --
  Net actuarial (gains) losses.....................    (3)     2     (2)     1
  Change in benefits...............................    --      5     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    71     71     11     12
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    22     16     --     --
  Actual return on plan assets.....................     1      2     --     --
  Employer contribution............................     5      7     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    24     22     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $ 19   $ 23   $  2   $  5
  Prior service credit.............................   (11)   (14)    --     --
                                                     ----   ----   ----   ----
                                                        8      9      2      5
  Deferred income tax and minority interest........    (6)    (7)    (1)    (3)
                                                     ----   ----   ----   ----
                                                     $  2   $  2   $  1   $  2
                                                     ====   ====   ====   ====



     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                              NON-
                                             QUALIFIED     QUALIFIED
                                                PLAN          PLAN         TOTAL
                                            -----------   -----------   -----------
                                            2007   2006   2007   2006   2007   2006
                                            ----   ----   ----   ----   ----   ----
                                                         (IN MILLIONS)
Aggregate fair value of plan assets.......   $24    $22   $ --   $ --   $ 24   $ 22
Aggregate projected benefit obligation....    26     25     45     46     71     71
                                             ---    ---   ----   ----   ----   ----
Over (under) funded.......................   $(2)   $(3)  $(45)  $(46)  $(47)  $(49)
                                             ===    ===   ====   ====   ====   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The accumulated benefit obligation for all defined benefit pension plans was $65 million and $61 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $45    $45
Accumulated benefit obligation...............................   $42    $40
Fair value of plan assets....................................   $--    $--


     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2007 and 2006.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

                                                                         OTHER
                                                                    POSTRETIREMENT
                                              PENSION BENEFITS         BENEFITS
                                             ------------------   ------------------
                                             2007   2006   2005   2007   2006   2005
                                             ----   ----   ----   ----   ----   ----
                                                          (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost.............................   $ 3    $ 3    $ 2    $ 1    $ 1    $ 1
  Interest cost............................     4      4      3     --     --     --
  Expected return on plan assets...........    (2)    (2)    (1)    --     --     --
  Amortization of net actuarial (gains)
     losses................................     1      1      1     --     --     --
  Amortization of prior service cost
     (credit)..............................    (2)    (2)    (2)    --     --     --
                                              ---    ---    ---    ---    ---    ---
  Net periodic benefit cost................     4    $ 4    $ 3      1    $ 1    $ 1
                                              ---    ===    ===    ---    ===    ===

OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME
  Net acturial (gains) losses..............    (3)                  (3)
  Prior Service cost (credit)..............     1                   --
  Amortization of net actuarial gains
     (losses)..............................    (1)                  --
  Amortization of prior service (cost)
     credit................................     2                   --
                                              ---                  ---
     Total recognized in other
       comprehensive income................    (1)                  (3)
                                              ---                  ---
     Total recognized in net periodic
       benefit cost and other comprehensive
       income..............................   $ 3                  $(2)
                                              ===                  ===



     Included in other comprehensive income for the year ended December 31, 2007 are other changes in plan assets and benefit obligations associated with pension benefits of ($1) million and other postretirement benefits of ($3) million for an aggregate reduction in other comprehensive losses of ($4) million before income tax and ($1) million, net of income tax and minority interest for the year ended December 31, 2007.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are less than $1 million and $2 million, respectively.

     It is anticipated that no net actuarial loss will be amortized from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                              DECEMBER 31,
                                                   ----------------------------------
                                                                            OTHER
                                                       PENSION         POSTRETIREMENT
                                                      BENEFITS            BENEFITS
                                                   --------------      --------------
                                                   2007      2006      2007      2006
                                                   ----      ----      ----      ----
Weighted average discount rate...............      6.24%     5.85%     6.00%     5.75%
Rate of compensation increase................      4.25%     4.25%      N/A       N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                            ---------------------------------------
                                                                        OTHER
                                                                   POSTRETIREMENT
                                             PENSION BENEFITS         BENEFITS
                                            ------------------   ------------------
                                            2007   2006   2005   2007   2006   2005
                                            ----   ----   ----   ----   ----   ----
Weighted average discount rate............  5.75%  5.75%  5.76%  5.75%  5.75%  5.75%
Expected rate of return on plan assets....  8.50%  8.50%  8.50%   N/A    N/A    N/A
Rate of compensation increase.............  4.25%  4.25%  4.25%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted expected return on plan assets for use in the plan's valuation in 2008 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                      ----------------------------------------------
                                               2007                    2006
                                      ---------------------   ----------------------
Pre-Medicare eligible claims........  9% down to 5% in 2012   10% down to 5% in 2012
Medicare eligible claims............  9% down to 5% in 2012   10% down to 5% in 2012


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total of service and interest cost
  components.........................................     $  314       $  (235)
Effect on accumulated postretirement benefit
  obligation.........................................     $2,372       $(1,827)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                                     DECEMBER
                                                          TARGET       31,
                                                          ------   -----------
                                                           2008    2007   2006
ASSET CATEGORY                                            ------   ----   ----
Equity securities.......................................     75%     75%    76%
Fixed maturity securities...............................     25%     25%    24%
                                                            ---     ---    ---
  Total.................................................    100%    100%   100%
                                                            ===     ===    ===



     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     In 2008, the Company expects to make contributions of $4 million to its pension plans, which includes $3 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. The Company uses its general assets to pay claims as they come due. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                            PENSION BENEFITS   OTHER POSTRETIREMENT BENEFITS
                                            ----------------   -----------------------------
                                                              (IN MILLIONS)
2008......................................         $ 4                      $--
2009......................................         $ 5                      $--
2010......................................         $ 5                      $--
2011......................................         $ 5                      $--
2012......................................         $ 6                      $--
2013 -- 2017..............................         $31                      $ 2


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $3 million, $2 million and $3 million to these plans during the years ended December 31, 2007, 2006 and 2005, respectively.

16.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. General American and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $106 million, $316 million and ($50) million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,280 million and $2,142 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the year ended December 31, 2007, the Company did not pay any dividends to GenAmerica. The Company paid $13 million for each of the years ended December 31, 2006 and 2005 in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2007, General American could pay to GenAmerica a stockholder dividend of $228 million without prior approval of the Director in 2008.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              -----------------
                                                              2007   2006  2005
                                                              ----  -----  ----
                                                                (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 22  $(115) $137
Income tax effect of holding gains (losses).................   (13)    38   (61)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    29     16   (35)
  Amortization of premiums and accretion of discounts
     associated with investments............................   (33)   (12)   (8)
Income tax effect...........................................     2     (1)   21
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................   (70)    18    42
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    42     (6)  (21)
                                                              ----  -----  ----
Net unrealized investment gains (losses)....................   (21)   (62)   75
Foreign currency translation adjustment.....................    60     11     3
Minimum pension liability adjustment........................    --      1     2
Defined benefit plans adjustment............................     1     --    --
                                                              ----  -----  ----
Other comprehensive income (loss)...........................  $ 40  $ (50) $ 80
                                                              ====  =====  ====



17.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $   10   $   21   $   39
Commissions.........................................     877      904      493
Interest and debt issue costs.......................     139       96       50
Amortization of DAC and VOBA........................     542      555      697
Capitalization of DAC...............................    (810)    (761)    (649)
Minority interest...................................     217      211      164
Insurance tax.......................................     267      239      186
Other...............................................      51       96      167
                                                      ------   ------   ------
  Total other expenses..............................  $1,293   $1,361   $1,147
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 8. See also Note 19 for discussion of affiliated expenses included in the table above.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $17,317     $17,317
  Equity securities..............................              $   168     $   168
  Mortgage loans on real estate..................              $ 1,073     $ 1,088
  Policy loans...................................              $ 2,716     $ 2,716
  Short-term investments.........................              $   312     $   312
  Cash and cash equivalents......................              $   507     $   507
  Accrued investment income......................              $   185     $   185
  Mortgage loan commitments......................     $5       $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 6,034     $ 5,262
  Short-term debt -- affiliated..................              $    50     $    50
  Long-term debt.................................              $   628     $   638
  Collateral financing arrangements..............              $   850     $   761
  Junior subordinated debt securities............              $   399     $   356
  Shares subject to mandatory redemption.........              $   159     $   178
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,438     $ 1,438

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $16,134     $16,134
  Equity securities..............................              $   210     $   210
  Mortgage loans on real estate..................              $   971     $   943
  Policy loans...................................              $ 2,664     $ 2,664
  Short-term investments.........................              $   435     $   435
  Cash and cash equivalents......................              $   357     $   357
  Accrued investment income......................              $   183     $   183
  Mortgage loan commitments......................     $20      $    --     $    --
  Commitments to fund bank credit facilities.....     $11      $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 5,739     $ 4,999
  Long-term debt.................................              $   408     $   443
  Collateral financing arrangements..............              $   850     $   850
  Junior subordinated debt securities............              $   399     $   400
Shares subject to mandatory redemption...........              $   159     $   226
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,642     $ 1,642


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM DEBT -- AFFILIATED, LONG-TERM DEBT, COLLATERAL FINANCING ARRANGEMENTS, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The carrying value for short-term debt -- affiliated approximates fair value due to the short-term duration of the instrument. The fair values of long-term debt, collateral financing arrangements, junior subordinated debt securities and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $44 million, $50 million and $60 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $5 million, $8 million and $16 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses and (fees) related to these agreements and recorded in other expenses, were $11 million, $31 million and ($13) million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $2 million and $10 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively. The Company received fees for this service of $26 million, $11 million and $4 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $32 million and $4 million, respectively, related to the net expenses discussed previously. These receivables exclude affiliated reinsurance balances discussed in Note 8.

     See Notes 3, 7, 8 and 9 for additional related party transactions.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.



The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2007 and 2006.

3.   Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and
     2005.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Consolidated Financial Statements.




b.           Exhibits
             ---------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account(2)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(9)

2.           Not Applicable.

3.   (i)     Form of Principal Underwriter's Agreement(2)

     (ii)    Principal Underwriter's and Selling Agreement (effective January 1, 2001)(9)

     (iii)   Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(9)

     (iv)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(9)

     (v)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (16)

     (vi)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (19)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(4)

     (ii)    Enhanced Dollar Cost Averaging Rider(4)

     (iii)   Three Month Market Entry Rider(4)

     (iv)    Death Benefit Rider - (Compounded-Plus)(4)

     (v)     Death Benefit Rider - (Annual)(4)

     (vi)    Death Benefit Rider - (Annual Step-Up)(4)


     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(4)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(4)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(4)

     (x)         Terminal Illness Rider(4)

     (xi)        Individual Retirement Annuity Endorsement(4)

     (xii)       Roth Individual Retirement Annuity Endorsement(4)

     (xiii)      401 Plan Endorsement(4)

     (xiv)       Tax Sheltered Annuity Endorsement(4)

     (xv)        Unisex Annuity Rates Rider(4)

     (xvi)       Form of Endorsement (Name Change effective February 5, 2001. MetLife Investors Insurance Company;
                 formerly, Cova Financial Services Life Insurance Company.)(3)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(7)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(8)

     (xix)       Form of Contract Schedule [Class AA, B, C, L, VA or XC 7028-2] (7/04)(9)

     (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02)(9)

     (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(9)

     (xxii)      401(a)/403(a) Plan Endorsement 7026.1 (9/02)(9)

     (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(9)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(9)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05)(10)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05)(10)

     (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05)(10)

     (xxviii)    Form of Contract Schedule 7028-3 (5/05)(10)

     (xxix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05)(11)

     (xxx)       Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)(11)

     (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)(11)

     (xxxii)     Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05)-E (12)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (13)

     (xxxiv)     Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (15)

     (xxxv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (15)

     (xxxvi)     Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (23)

     (xxxvii)    Form of Contract Schedule MLI-EDB (4/08) (23)

     (xxxviii)   Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(23)

     (xxxix)     Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (23)

5.   (i)         Form of Variable Annuity Application(4)

     (ii)        Form of Variable Annuity Application Class C: [Class VA 7029 (7/04) APPVA-504VA](8)

     (iii)       Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA(8)

     (iv)        Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (11)

     (v)         Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606 (15)

     (vi)        Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (24)

6.   (i)         Copy of Articles of Incorporation of the Company(1)

     (ii)        Copy of the Bylaws of the Company(1)


7.        (i)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                   Company(6)

          (ii)     Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                   Reassurance Company, Ltd(6)

          (iii)    Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                   American Life Insurance Company (15)

8.        (i)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors
                   Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(6)

          (ii)     First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory
                   Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14,
                   2001)(6)

          (iii)    Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                   and Cova Financial Services Life Insurance Company (effective September 1, 2000)(9)

          (iv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                   Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (14)

          (v)      Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                   December 31, 2002) (15)

          (vi)     Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(17)

          (vii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (19)

          (viii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(22)

9.        (i)      Opinion of Counsel (20)

          (ii)     Opinion and Consent of Counsel (General American Life Insurance Company)(18)


10.                Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                   Registrant and the Guarantor (filed herewith)


11.                Not Applicable.

12.                Agreement Governing Contribution (5)

13.       (i)      Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                   Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper, Charles V. Curcio and
                   George Foulke (20)

          (ii)     Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                   William J. Mullaney, James L. Lipscomb, Catherine A. Rein, Stanley J. Talbi, Michael J. Vietri, William
                   J. Wheeler, Anthony J. Williamson, Charles V. Curcio and Joseph J. Prochaska, Jr. (20)

          (iii)    Power of Attorney (General American Life Insurance Company) for James J. Reilly. (21)

 (1)               incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on August 29, 1997.

 (2)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                   333-50540 and 811-05200) filed electronically on March 6, 2001.

 (3)               incorporated herein by reference to Registrant's Post-Effective Amend No.1 on Form N-4 (File Nos.
                   333-50540 and 811-05200) filed electronically on May 1, 2001.

 (4)               incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 22, 2000.

 (5)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                   Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

 (6)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
                   Nos. 333-59864 and 811-05200) filed electronically on April 30, 2003.


      (7) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
          2004.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
          Nos. 333-50540 and 811-5200) filed electronically on September 9, 2005.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on April 19, 2006.

   (16)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24,
          2006.

   (17)   incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
          Post-Effective Amendment No. 11 to Form N-4 (Files Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No.17 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No.15 to Form N-4 (Files
          Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No.14 to Form N-4 (Files
          Nos. 333-59864 and 811-05200) filed electronically on April 19, 2007.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
          Nos. 333-59864 and 811-05200) filed electronically on July 12, 2007.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

   (23)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

Charles V. Curcio                       Vice President-Finance (principal financial officer and principal
501 Route 22                            accounting officer)
Bridgewater, NJ 08807

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Margaret C. Fechtmann                   Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Elizabeth M. Forget                     Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty E. Davis                          Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NY 08873


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
185 Asylum Street
Hartford, CT 06103

Gene L. Lunman                          Vice President
185 Asylum Street
Hartford, CT 06103

Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103

Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2008, there were 744 qualified contract owners and 1,153 non-qualified contract owners of Class C contracts.

ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


     Met Investors Series Trust
     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account Five
     MetLife Investors Variable Life Account One
     MetLife Investors Variable Life Account Five
     MetLife Investors USA Variable Life Account A
     First MetLife Investors Variable Annuity Account One
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     General American Separate Account Two
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     MetLife of CT Fund U for Variable Annuities
     MetLife of CT Fund BD for Variable Annuities
     MetLife of CT Fund BD II for Variable Annuities
     MetLife of CT Fund BD III for Variable Annuities
     MetLife of CT Fund BD IV for Variable Annuities
     MetLife of CT Fund ABD for Variable Annuities
     MetLife of CT Fund ABD II for Variable Annuities
     MetLife of CT Separate Account PF for Variable Annuities

     MetLife of CT Separate Account PF II for Variable Annuities
     MetLife of CT Separate Account QP for Variable Annuities
     MetLife of CT Separate Account QPN for Variable Annuities
     MetLife of CT Separate Account TM for Variable Annuities
     MetLife of CT Separate Account TM II for Variable Annuities
     MetLife of CT Separate Account Five for Variable Annuities
     MetLife of CT Separate Account Six for Variable Annuities
     MetLife of CT Separate Account Seven for Variable Annuities
     MetLife of CT Separate Account Eight for Variable Annuities
     MetLife of CT Separate Account Nine for Variable Annuities
     MetLife of CT Separate Account Ten for Variable Annuities
     MetLife of CT Fund UL for Variable Life Insurance,
     MetLife of CT Fund UL II for Variable Life Insurance
     MetLife of CT Fund UL III for Variable Life Insurance
     MetLife of CT Variable Life Insurance Separate Account One
     MetLife of CT Variable Life Insurance Separate Account Two
     MetLife of CT Variable Life Insurance Separate Account Three
     Metropolitan Life Variable Annuity Separate Account I
     Metropolitan Life Variable Annuity Separate Account II
     MetLife of CT Separate Account Eleven for Variable Annuities
     MetLife of CT Separate Account Twelve for Variable Annuities
     MetLife of CT Separate Account Thirteen for Variable Annuities
     MetLife of CT Separate Account Fourteen for Variable Annuities
     MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
     MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
     Metropolitan Life Separate Account E


     Metropolitan Life Separate Account UL


     Paragon Separate Account A
     Paragon Separate Account B
     Paragon Separate Account C
     Paragon Separate Account D
     Metropolitan Series Fund, Inc.
     Metropolitan Tower Life Separate Account One
     Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $93,279,104         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166

    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 22nd day of April 2008.



   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
   (Registrant)
   By:   METLIFE INVESTORS INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary
   METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2008.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ Jay S. Kaduson*                Vice President and Director
--------------------------------
Jay S. Kaduson
/s/ Charles V. Curcio*             Vice President-Finance
--------------------------------   (principal financial officer and principal accounting
Charles V. Curcio                  officer)
/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum
/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann
/s/ Elizabeth M. Forget*           Executive Vice President and Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                 Director
--------------------------------
George Foulke
/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester
/s/ Richard C. Pearson*            Vice President, Associate General Counsel, Secretary and
--------------------------------   Director
Richard C. Pearson
/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 22, 2008

*MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-59864/811-05200) filed as Exhibit 13(i) on April 19, 2007.

                                   SIGNATURES


    As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the city of St. Louis and State of Missouri this 22nd day of April 2008.



   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2008.



/s/ Lisa M. Weber*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Lisa M. Weber                      President and Director
/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell
/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney
/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb
/s/ Joseph J. Prochaska, Jr.*      Executive Vice President and Chief Accounting Officer
--------------------------------
Joseph J. Prochaska, Jr.
/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi
/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri
/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler
/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly

--------------------------------
Eric T. Steigerwalt                Senior Vice President, Treasurer and Director


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 22, 2008

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-59864/811-05200) filed as Exhibit 13(ii) on April 19, 2007, except for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-59864/811-05200) filed as Exhibit 13(iii) on July 12, 2007.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor